       As filed with the Securities and Exchange Commission on April 30, 2002

                                                    Commission File Nos. 2-72671
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-4

REGISTRATION STATEMENT UNDER
 THE SECURITIES ACT OF 1933                       [ ]
Pre-Effective Amendment No.                       [ ]
Post-Effective Amendment No. 35                   [X]
 and
REGISTRATION STATEMENT UNDER
 THE INVESTMENT COMPANY ACT OF 1940               [ ]
Amendment No.                                     [X]


                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)

                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

        1600 McConnor Parkway, Schaumburg, Illinois              60196-6801
(Address of Insurance Company's Principal Executive Offices)     (Zip Code)

Insurance Company's Telephone Number, including Area Code:     (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801
                     (Name and Address of Agent for Service)

                                   Copies To:

        Frank J. Julian, Esq.                       Joan E. Boros, Esq.
Kemper Investors Life Insurance Company               Jorden Burt LLP
       1600 McConnor Parkway                 1025 Thomas Jefferson Street, N.W.
   Schaumburg, Illinois 60196-6801                    Suite 400E
                                                  Washington, D.C. 20007


     Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Title of Securities being
    Registered:

Units of interest in Separate Account under the Contracts
    No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

                              CROSS-REFERENCE SHEET
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                       Registration Statement on Form N-4

N-4 Item No.                                                                Location in Prospectus
-----------                                                                 ----------------------
Part A
   Item  1.    Cover Page .................................     Cover Page
   Item  2.    Definitions ................................     Definitions
   Item  3.    Synopsis ...................................     Summary; Summary of Expenses; Example
   Item  4.    Condensed Financial Information ............     Condensed Financial Information
   Item  5.    General Description of Registrant,
                 Depositor and Portfolio Companies ........     KILICO, the MVA Option, the Separate Account and the Fund;
                                                                  Voting Rights
   Item  6.    Deductions and Expenses ....................     Contract Charges and Expenses
   Item  7.    General Description of Variable
                 Annuity Contracts ........................     The Contracts; The Accumulation Period
   Item  8.    Annuity Period .............................     The Annuity Period
   Item  9.    Death Benefit ..............................     The Annuity Period; The Accumulation Period
   Item 10.    Purchases and Contract Value ...............     KILICO, the MVA Option, the Separate Account and the Fund;
                                                                  The Contracts; The Accumulation Period
   Item 11.    Redemptions ................................     The Accumulation Period
   Item 12.    Taxes ......................................     Federal Income Taxes
   Item 13.    Legal Proceedings ..........................     Legal Proceedings
   Item 14.    Table of Contents of the Statement of
                 Additional Information ...................     Table of Contents

Part B

   Item 15.    Cover Page .................................     Cover Page
   Item 16.    Table of Contents ..........................     Table of Contents
   Item 17.    General Information and History ............     Not Applicable
   Item 18.    Services ...................................     Services to the Separate Account
   Item 19.    Purchase of Securities Being Offered .......     Not Applicable
   Item 20.    Underwriters ...............................     Services to the Separate Account
   Item 21.    Calculation of Performance Data ............     Performance Information of Subaccounts
   Item 22.    Annuity Payments ...........................     Not Applicable
   Item 23.    Financial Statements .......................     Financial Statements

Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                  PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                             KEMPER ADVANTAGE III
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      of
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). These Contracts are designed to provide annuity benefits for retirement which qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts.

   You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers thirty-four variable investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios or
Funds:

..  The Alger American Fund
   . Alger American Growth Portfolio
   . Alger American MidCap Growth Portfolio
   . Alger American Small Capitalization Portfolio
..  American Century Variable Portfolios, Inc. ("VP")
   . American Century VP Income & Growth
   . American Century VP Value
..  Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)
   . Credit Suisse Trust-Emerging Markets (formerly Credit Suisse Warburg
     Pincus Trust-Emerging Markets)
..  The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)
..  Fidelity Variable Insurance Products Fund ("VIP") (Initial Class Shares)
   . Fidelity VIP Asset Manager
   . Fidelity VIP Contrafund(R)
   . Fidelity VIP Equity-Income
   . Fidelity VIP Growth
   . Fidelity VIP Index 500
..  J.P. Morgan Series Trust II
   . JPMorgan Small Company
..  Janus Aspen Series
   . AJanus Aspen Aggressive Growth
   . AJanus Aspen Balanced
   . AJanus Aspen Growth
   . AJanus Aspen Worldwide Growth
                                               .  ING VP Emerging Markets Fund,
                                                  Inc. (formerly Pilgrim
                                                  Emerging Markets)
                                               .  ING VP Natural Resources
                                                  Trust (formerly Pilgrim
                                                  Natural Resources Trust)
                                               .  Scudder Variable Series I
                                                  (Class A Shares)
                                                  .  Scudder Bond
                                                  .  Scudder Capital Growth
                                                  .  Scudder International
                                               .  Scudder Variable Series II
                                                  (Class A Shares)
                                                  .  Scudder Contrarian Value
                                                  .  Scudder Government
                                                     Securities
                                                  .  Scudder Growth
                                                  .  Scudder High Yield
                                                  .  Scudder International
                                                     Select Equity (formerly
                                                     Scudder International
                                                     Research)
                                                  .  Scudder Investment Grade
                                                     Bond
                                                  .  Scudder Money Market
                                                  .  Scudder Small Cap Growth
                                                  .  Scudder Small Cap Value
                                                  .  Scudder Technology Growth
                                                  .  Scudder Total Return
                                                  .  SVS Dremen Small Cap Value
                                                  .  SVS Focus Value+Growth


   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 62. You may also find this Prospectus and other required information about the Separate Account at the SEC's web site at http://www.sec.gov.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   The date of this Prospectus is May 1, 2002

TABLE OF CONTENTS
================================================================================

                                                                 Page
                                                                 ----
          DEFINITIONS...........................................   1
          SUMMARY...............................................   3
          SUMMARY OF EXPENSES...................................   5
          CONDENSED FINANCIAL INFORMATION.......................  11
          KILICO, THE SEPARATE ACCOUNT AND THE FUNDS............  34
          FIXED ACCOUNT OPTION..................................  39
          THE CONTRACTS.........................................  39
          CONTRACT CHARGES AND EXPENSES.........................  46
          THE ANNUITY PERIOD....................................  49
          FEDERAL TAX MATTERS...................................  52
          DISTRIBUTION OF CONTRACTS.............................  58
          VOTING RIGHTS.........................................  59
          REPORTS TO CONTRACT OWNERS AND INQUIRIES..............  59
          DOLLAR COST AVERAGING.................................  59
          SYSTEMATIC WITHDRAWAL PLAN............................  60
          ASSET ALLOCATION SERVICE..............................  60
          PROVISIONS OF PRIOR CONTRACTS.........................  61
          LEGAL PROCEEDINGS.....................................  62
          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION  62
          CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 19, 2002  63
          APPENDIX..............................................  65

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person designated to receive or who is receiving annuity payments.

   Annuity Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon your death or upon the Annuitant's death prior to the Annuity Period.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

   Contract--A Variable Annuity Contract offered by this Prospectus on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

   Contract Year--The period between anniversaries of the Date of Issue of a Contract.

   Contract Quarter--The periods between quarterly anniversaries of the Date of Issue of a Contract.

   Contribution Year--Each Contract Year in which a Purchase Payment is made and each later year measured from the end of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

   Date of Issue--The date on which the first Contract Year commences.

   Debt--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

   Fund or Funds--Scudder Variable Series I, Scudder Variable Series II, Janus Aspen Series, ING VP Resources Trust (formerly Pilgrim Natural Resources Trust), ING VP Emerging Markets Fund, Inc. (formerly Pilgrim Emerging Markets Fund, Inc.), Fidelity Variable Insurance Products Funds (which includes Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II), The Dreyfus Socially Responsible Growth Fund, Inc., J.P. Morgan Series Trust II, The Alger American Fund, American Century Variable Portfolios, Inc. and Credit Suisse Trust, including any Portfolios thereunder.

   General Account--All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

   General Account Contract Value--The value of your interest in the General Account.

   Non-Qualified Contract--A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

   Purchase Payments--Amounts paid to us by you or on your behalf.

   Qualified Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your interests in the Subaccount(s).

   Subaccounts--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

   Withdrawal Value--Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

                                    SUMMARY

   The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

   The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.

   The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan's terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). (See "The Contracts," page 39.)

   We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See "The Funds," page 34.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select.

   We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than 3%. (See "Fixed Account Option," page 39.)

   The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least 3% interest.

   Transfers between Subaccounts are permitted before and after the Annuity Date if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See "Transfer During Accumulation Period" and "Transfer During Annuity Period," pages 42 and 51, respectively.)

   No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See "Withdrawal Charge," page 47.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "Federal Tax Matters," page 52.)

   We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See "Asset-Based Charges Against the Separate Account," page 46.) We also charge for optional death benefits (See "Guaranteed Minimum Death Benefit Rider," page 44, and "Earnings Based Death Benefit Rider," page 45) and optional asset allocation services (See "Asset Allocation Service," page 60). The Funds will incur certain management fees and other expenses. (See "Summary of Expenses", "Investment Management Fees and Other Expenses" and the Funds' prospectuses.)

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts and the General Account. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors.

   The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the "Code") or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 52 and "Qualified Plans," page 55.)

   You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the "free look" period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See "The Contracts," page 39.) In addition, a special "free look" period applies in some circumstances to Contracts issued as individual retirement annuities or as Roth IRAs.

                              SUMMARY OF EXPENSES

--------------------------------------------------------------------------------

 Contract Owner Transaction Expenses
 Sales Load Imposed on Purchases (as a percentage of purchase payments)... None
 Contingent Deferred Sales Load (as a percentage of amount surrendered)(1)

                     Year of Withdrawal After Purchase
                     ---------------------------------
                        First year.................... 6%
                        Second year................... 5%
                        Third year.................... 4%
                        Fourth year................... 3%
                        Fifth year.................... 2%
                        Sixth year.................... 1%
                        Seventh year and following.... 0%

        Surrender Fees............................................. None
        Exchange Fee............................................... None
        Maximum Annual Contract Fee (Records Maintenance Charge)(2)  $30

                        Optional MIAA Expenses
                        MIAA Initial Set Up Fee   $30
                        MIAA Annual Expense
                           Current............. 0.50%*
                           Maximum............. 1.00%**

 -------
 * Charged quarterly in arrears at the rate of .125% per calendar quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. (See "Asset Allocation Service.")

 ** We reserve the right for new Contracts to increase the MIAA Expense charge up to a maximum of 1.00%. We currently do not charge the maximum.

             Separate Account Annual Expenses
             (as a percentage of average daily account value)
             Mortality and Expense Risk...................... 1.00%
             Administration.................................. 0.30%
             Account Fees and Expenses....................... 0.00%
                                                              -----
                Total Separate Account Annual Expenses....... 1.30%
                                                              =====
             Optional Benefit Annual Expenses
             (as a percentage of average daily account value)
             Guaranteed Minimum Death Benefit Charge......... 0.15%
             Earnings Based Death Benefit Charge............. 0.20%
                                                              -----
             Total Maximum Optional Benefit Annual Expenses.. 0.35%
                                                              =====

Fund Annual Expenses
 (as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 2001. Future Portfolio expenses may be greater or lesser than those shown.)

                                                                          Total
                                                                  Rule   Annual
                                              Management  Other   12b-1 Portfolio
                  Portfolio                      Fees    Expenses Fees  Expenses
                  ---------                   ---------- -------- ----- ---------
Alger American Growth Portfolio..............   0.75%     0.06%   0.00%   0.81%
Alger American MidCap Growth Portfolio.......   0.80%     0.08%   0.00%   0.88%
Alger American Small Capitalization Portfolio   0.85%     0.07%   0.00%   0.92%
American Century VP Income & Growth..........   0.70%     0.00%   0.00%   0.70%
American Century VP Value (9)................   0.97%     0.00%   0.00%   0.97%
Credit Suisse Trust-Emerging Markets (7).....   1.25%     0.64%   0.00%   1.89%
Dreyfus Socially Responsible Growth (8)......   0.75%     0.03%   0.00%   0.78%
Fidelity VIP Equity-Income (4)...............   0.48%     0.10%   0.00%   0.58%
Fidelity VIP Growth (4)......................   0.58%     0.10%   0.00%   0.68%
Fidelity VIP Asset Manager (4)...............   0.53%     0.11%   0.00%   0.64%
Fidelity VIP Contrafund (4)..................   0.58%     0.10%   0.00%   0.68%

                                                                   Total Annual
                                    Management  Other   Rule 12b-1  Portfolio
             Portfolio                 Fees    Expenses    Fees      Expenses
             ---------              ---------- -------- ---------- ------------
Fidelity VIP Index 500 (5).........   0.24%     0.12%     0.25%       0.61%
JPMorgan Small Company.............   0.60%     0.55%     0.00%       1.15%
Janus Aspen Aggressive Growth (6)..   0.65%     0.02%     0.00%       0.67%
Janus Aspen Balanced (6)...........   0.65%     0.01%     0.00%       0.66%
Janus Aspen Growth (6).............   0.65%     0.01%     0.00%       0.66%
Janus Aspen Worldwide Growth (6)...   0.65%     0.04%     0.00%       0.69%
ING VP Emerging Markets............   0.85%     1.00%     0.00%       1.85%
ING VP Natural Resources...........   1.00%     0.35%     0.00%       1.35%
Scudder Bond.......................   0.48%     0.09%     0.00%       0.57%
Scudder Capital Growth.............   0.46%     0.04%     0.00%       0.50%
Scudder Contrarian Value (3).......   0.75%     0.04%     0.00%       0.79%
Scudder Government Securities......   0.55%     0.05%     0.00%       0.60%
Scudder Growth.....................   0.60%     0.03%     0.00%       0.63%
Scudder High Yield.................   0.60%     0.10%     0.00%       0.70%
Scudder International..............   0.84%     0.16%     0.00%       1.00%
Scudder International Select Equity   0.75%     0.17%     0.00%       0.92%
Scudder Investment Grade Bond (3)..   0.60%     0.04%     0.00%       0.64%
Scudder Money Market...............   0.50%     0.05%     0.00%       0.55%
Scudder Small Cap Growth...........   0.65%     0.03%     0.00%       0.68%
Scudder Technology Growth (3)......   0.74%     0.07%     0.00%       0.81%
Scudder Total Return...............   0.55%     0.03%     0.00%       0.58%
SVS Dreman Small Cap Value (3).....   0.75%     0.04%     0.00%       0.79%
SVS Focus Value+Growth (3).........   0.75%     0.04%     0.00%       0.79%

(1)An Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. Under certain circumstances the contingent deferred sales charge may be reduced or waived, including when certain annuity options are selected. This load also applies if you annuitize under Option 1 and choose to receive payments for less than 5 years.

(2)The Records Maintenance Charge will be reduced or waived for Contracts in the situations detailed in the Prospectus. For Contracts with Contract Value of between $25,000 and $50,000, the charge is $15.00. There is no charge for Contract Value over $50,000.

(3)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), SVS Dreman Small Cap Value (0.84%), SVS Focus Value+Growth (0.84%), and Scudder Investment Grade Bond (0.80%).

(4)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. These offsets may be discontinued at any time. Without these reductions, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been 0.48%, 0.09% and 0.57%, respectively, for the Fidelity VIP Equity-Income Portfolio, 0.58%, 0.07% and 0.65%, respectively, for the Fidelity VIP Growth Portfolio; 0.53%, 0.10% and 0.63%, respectively, for the Fidelity VIP Asset Manager Portfolio; and 0.58%, 0.06% and 0.64%, respectively, for the Fidelity VIP Contrafund Portfolio.

(5)The Portfolio's manager has voluntary agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the Portfolio's manager at any time. Including this reimbursement, Management Fees, Other Expenses and Total Portfolio Annual Expenses in 2001 were 0.24%, 0.04% and 0.53%, respectively.

(6)All expenses are shown without the effect of any expense offset arrangements.

(7)The expense figures shown are before certain fee waivers or reductions from the Portfolio's investment adviser and/or its affiliates. With such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Credit Suisse Trust-Emerging Markets Portfolio would have been 0.76%, 0.64% and 1.40%, respectively. Fee waivers and expense reimbursements may be discontinued at any time.

(8)Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(9)The Fund has a stepped fee schedule. As a result, the Funds' Management Fee generally decreases as the Fund assets increase.

   If you surrender your Contract or you annuitize for a fixed period of less than 5 years, you would pay the following expenses on a $1,000 investment assuming:

      .  5% annual return on assets,

      .  the current level of fund expenses for all years shown, and

      .  no optional benefits or MIAA program.

   The example assumes that any portfolio expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                   EXAMPLE 1
 ------------------------------------------------------------------------------
                  Subaccount                   1 year 3 years 5 years 10 years
                  ----------                   ------ ------- ------- --------
 Alger American Growth Portfolio                $84    $112    $141     $254
 Alger American MidCap Growth Portfolio          85     115     145      261
 Alger American Small Capitalization Portfolio   85     116     147      265
 American Century VP Income & Growth             83     109     136      242
 American Century VP Value                       86     117     149      270
 Credit Suisse Trust-Emerging Markets            90     130     171      314
 Dreyfus Socially Responsible Growth             84     112     140      251
 Fidelity VIP Equity-Income                      82     106     130      230
 Fidelity VIP Growth                             83     109     135      240
 Fidelity VIP Asset Manager                      82     107     133      236
 Fidelity VIP Contrafund                         83     109     135      240
 Fidelity VIP Index 500                          80      99     118      205
 JPMorgan Small Company                          87     122     158      289
 Janus Aspen Aggressive Growth                   83     108     134      239
 Janus Aspen Balanced                            83     108     134      238
 Janus Aspen Growth                              83     108     134      238
 Janus Aspen Worldwide Growth                    83     109     135      241
 ING VP Emerging Markets                         94     143     193      357
 ING VP Natural Resources                        89     128     168      309
 Scudder Bond                                    82     105     129      229
 Scudder Capital Growth                          81     103     125      221
 Scudder Contrarian Value                        84     112     140      252
 Scudder Government Securities                   82     106     131      232
 Scudder Growth                                  82     107     132      235
 Scudder High Yield                              83     109     136      242
 Scudder International                           86     118     151      273
 Scudder International Select Equity             85     116     147      265
 Scudder Investment Grade Bond                   82     107     133      236
 Scudder Money Market #1                         82     105     128      226
 Scudder Small Cap Growth                        83     109     135      240
 Scudder Small Cap Value                         84     112     140      252
 Scudder Technology Growth                       84     112     141      254
 Scudder Total Return                            82     106     130      230
 SVS Focus Value+Growth                          84     112     140      252

   Same assumptions as Example 1 above, except that you decide not to surrender or annuitize your Contract or you select an annuity option other than those covered by Example 1 at the end of each period.

                                   EXAMPLE 2
 ------------------------------------------------------------------------------
                  Subaccount                   1 year 3 years 5 years 10 years
                  ----------                   ------ ------- ------- --------
 Alger American Growth Portfolio                $22    $ 69    $118     $254
 Alger American MidCap Growth Portfolio          23      71     122      261
 Alger American Small Capitalization Portfolio   24      72     124      265
 American Century VP Income & Growth             21      66     113      242
 American Century VP Value                       24      74     127      270
 Credit Suisse Trust-Emerging Markets            28      87     148      314
 Dreyfus Socially Responsible Growth             22      68     117      251
 Fidelity VIP Equity-Income                      20      62     106      230
 Fidelity VIP Growth                             21      65     112      240
 Fidelity VIP Asset Manager                      21      64     109      236
 Fidelity VIP Contrafund                         21      65     112      240
 Fidelity VIP Index 500                          18      55      94      205
 JPMorgan Small Company                          26      80     136      289
 Janus Aspen Aggressive Growth                   21      65     111      239
 Janus Aspen Balanced                            21      64     111      238
 Janus Aspen Growth                              21      64     111      238
 Janus Aspen Worldwide Growth                    21      65     112      241
 ING VP Emerging Markets                         33     101     171      357
 ING VP Natural Resources                        28      86     146      309
 Scudder Bond                                    20      62     106      229
 Scudder Capital Growth                          19      59     102      221
 Scudder Contrarian Value                        22      68     117      252
 Scudder Government Securities                   20      63     107      232
 Scudder Growth                                  21      63     109      235
 Scudder High Yield                              21      66     113      242
 Scudder International                           24      75     128      273
 Scudder International Select Equity             24      72     124      265
 Scudder Investment Grade Bond                   21      64     109      236
 Scudder Money Market #1                         20      61     105      226
 Scudder Small Cap Growth                        21      65     112      240
 Scudder Small Cap Value                         22      68     117      252
 Scudder Technology Growth                       22      69     118      254
 Scudder Total Return                            20      62     106      230
 SVS Focus Value+Growth                          22      68     117      252

   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds or Portfolios. The Examples should not be considered to be a representation of past or future expenses and does not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds or Portfolios have been provided by the Fund's or Portfolio's investment managers or advisers and have not been independently verified. The Examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amount of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

   If you surrender your Contract or annuitize for a fixed period of less than five years, you would pay the following expenses on a $1,000 investment assuming:

      .  5% annual return on assets,

      . you participate in the optional MIAA program, with a 1.00% MIAA expense,

      .  you elect the optional Guaranteed Minimum Death Benefit,

      .  you elect the optional Earnings Based Death Benefit, and

      .  the current level of fund expenses for all years shown.

   The example assumes that any portfolio expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                   EXAMPLE 3
 ------------------------------------------------------------------------------
                  Subaccount                   1 year 3 years 5 years 10 years
                  ----------                   ------ ------- ------- --------
 Alger American Growth Portfolio                $102   $156    $212     $389
 Alger American MidCap Growth Portfolio          102    158     215      395
 Alger American Small Capitalization Portfolio   103    159     217      399
 American Century VP Income & Growth             101    153     207      379
 American Century VP Value                       103    161     219      403
 Credit Suisse Trust-Emerging Markets            107    173     239      441
 Dreyfus Socially Responsible Growth             101    155     210      386
 Fidelity VIP Equity-Income                      100    150     201      368
 Fidelity VIP Growth                             100    153     206      377
 Fidelity VIP Asset Manager                      100    151     204      373
 Fidelity VIP Contrafund                         100    153     206      377
 Fidelity VIP Index 500                           97    143     190      346
 JPMorgan Small Company                          105    166     228      419
 Janus Aspen Aggressive Growth                   100    152     205      376
 Janus Aspen Balanced                            100    152     205      375
 Janus Aspen Growth                              100    152     205      375
 Janus Aspen Worldwide Growth                    101    153     206      378
 ING VP Emerging Markets                         112    186     260      478
 ING VP Natural Resources                        107    172     237      436
 Scudder Bond                                     99    149     200      367
 Scudder Capital Growth                           99    147     197      360
 Scudder Contrarian Value                        102    156     211      387
 Scudder Government Securities                   100    150     202      370
 Scudder Growth                                  100    151     203      372
 Scudder High Yield                              101    153     207      379
 Scudder International                           104    162     221      406
 Scudder International Select Equity             103    159     217      399
 Scudder Investment Grade Bond                   100    151     204      373
 Scudder Money Market #1                          99    149     199      365
 Scudder Small Cap Growth                        100    153     206      377
 Scudder Small Cap Value                         102    156     211      387
 Scudder Technology Growth                       102    156     212      389
 Scudder Total Return                            100    150     201      368
 SVS Focus Value+Growth                          102    156     211      387

   Same assumptions as Example 3 above, except that you decide not to surrender or annuitize your Contract or you select an annuity option other than those covered by Example 1 at the end of each period.

                                   EXAMPLE 4
 ------------------------------------------------------------------------------
                  Subaccount                   1 year 3 years 5 years 10 years
                  ----------                   ------ ------- ------- --------
 Alger American Growth Portfolio                $41    $115    $190     $389
 Alger American MidCap Growth Portfolio          42     117     194      395
 Alger American Small Capitalization Portfolio   42     118     196      399
 American Century VP Income & Growth             40     112     185      379
 American Century VP Value                       43     120     198      403
 Credit Suisse Trust-Emerging Markets            47     132     219      441
 Dreyfus Socially Responsible Growth             41     114     189      386
 Fidelity VIP Equity-Income                      39     108     179      368
 Fidelity VIP Growth                             40     111     184      377
 Fidelity VIP Asset Manager                      39     110     182      373
 Fidelity VIP Contrafund                         40     111     184      377
 Fidelity VIP Index 500                          37     101     168      346
 JPMorgan Small Company                          45     125     207      419
 Janus Aspen Aggressive Growth                   40     111     184      376
 Janus Aspen Balanced                            40     110     183      375
 Janus Aspen Growth                              40     110     183      375
 Janus Aspen Worldwide Growth                    40     111     185      378
 ING VP Emerging Markets                         52     146     240      478
 ING VP Natural Resources                        47     131     216      436
 Scudder Bond                                    39     108     179      367
 Scudder Capital Growth                          38     105     175      360
 Scudder Contrarian Value                        41     114     189      387
 Scudder Government Securities                   39     109     180      370
 Scudder Growth                                  39     109     182      372
 Scudder High Yield                              40     112     185      379
 Scudder International                           43     120     200      406
 Scudder International Select Equity             42     118     196      399
 Scudder Investment Grade Bond                   39     110     182      373
 Scudder Money Market #1                         39     107     178      365
 Scudder Small Cap Growth                        10     111     184      377
 Scudder Small Cap Value                         41     114     189      387
 Scudder Technology Growth                       41     115     190      389
 Scudder Total Return                            39     108     179      368
 SVS Focus Value+Growth                          41     114     189      387

   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of the Separate Account and the Funds or Portfolios, as well as expenses you will incur under the optional MIAA program, the optional Guaranteed Minimum Death Benefit rider and, the optional Earnings Based Death Benefit rider. If one or more of these features were not elected, the expense figures shown above would be lower. The Examples should not be considered to be a representation of past or future expenses and does not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds or Portfolios have been provided by the Fund's or Portfolio's investment managers or advisers and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amount of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. This table also assumes that all the Contract Value in a particular Subaccount is in the MIAA program. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION

   The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract as of December 31, 2001 (2.70%). Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge. No information is shown for the SVS Dreman Small Cap Value Subaccount because we first offered it after the period covered by these tables.

             No Additional Contract Options Elected (Total 1.30%)
  (Separate Account Charges of 1.30% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified

                                                         Flexible Payment Contracts
                                    ---------------------------------------------------------------------
            Subaccount               2001    2000   1999+++ 1998  1997  1996++ 1995+ 1994*** 1993  1992**
            ----------              ------- ------- ------- ----- ----- ------ ----- ------- ----- ------
Alger American Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period............ $59.667 $71.618 $59.320 $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Accumulation unit value at end
    of period...................... $52.093 $59.667 $71.618 $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       0      --      --    --    --    --     --     --     --    --
Alger American MidCap Growth
 Subaccount++++
   Accumulation unit value at
    beginning of period............ $28.107 $    -- $    -- $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Accumulation unit value at end
    of period...................... $28.342 $    -- $    -- $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................      --      --      --    --    --    --            --     --    --
Alger American Small Capitalization
 Subaccount+++
   Accumulation unit value at
    beginning of period............ $45.157 $64.873 $45.520 $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Accumulation unit value at end
    of period...................... $31.513 $45.157 $64.873 $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................      --      --      --    --    --    --            --     --    --
American Century VP Income &
 Growth Subaccount+++
   Accumulation unit value at
    beginning of period............ $ 7.034 $ 7.834 $ 7.260 $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Accumulation unit value at end
    of period...................... $ 6.382 $ 7.034 $ 7.834 $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................      --      --      --    --    --    --            --     --    --
American Century VP Value
 Subaccount+++
   Accumulation unit value at
    beginning of period............ $ 6.914 $ 5.898 $ 6.700 $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Accumulation unit value at end
    of period...................... $ 7.723 $ 6.914 $ 5.898 $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       8       1       0    --    --    --            --     --    --
Credit Suisse Trust Emerging
 Markets Subaccount++++
   Accumulation unit value at
    beginning of period............ $ 9.829 $    -- $    -- $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Accumulation unit value at end
    of period...................... $ 8.350 $    -- $    -- $  -- $  --  $ --  $  --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................      --      --      --    --    --    --            --     --    --

                                                            Flexible Payment Contracts
                                -----------------------------------------------------------------------------------
         Subaccount               2001     2000   1999+++    1998     1997   1996++   1995+  1994***      1993     1992**
         ----------             -------- -------- -------- -------- -------- ------- ------- -------    -------    ------
Dreyfus Socially Responsible
 Growth Fund Subaccount+++
   Accumulation unit value at
    beginning of period........ $ 35.379 $ 39.967 $ 33.680 $     -- $     -- $    -- $    -- $    --    $    --    $  --
   Accumulation unit value at
    end of period.............. $ 27.119 $ 35.379 $ 39.967 $     -- $     -- $    -- $    -- $    --    $    --    $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       --        0        0       --       --      --      --      --         --       --
Fidelity VIP Equity Income
 Subaccount++
   Accumulation unit value at
    beginning of period........ $ 33.096 $ 30.830 $ 29.285 $ 26.497 $ 20.891 $    -- $    -- $    --    $    --    $  --
   Accumulation unit value at
    end of period.............. $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $20.891 $    -- $    --    $    --    $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..        1        1        1        2        2       1      --      --         --       --
Fidelity VIP Growth
 Subaccount++
   Accumulation unit value at
    beginning of period........ $ 62.649 $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    -- $    -- $    --    $    --    $  --
   Accumulation unit value at
    end of period.............. $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933 $    -- $    --    $    --    $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..        5        5        4        3       --      --      --      --         --       --
Fidelity VIP Asset Manager
 Subaccount++
   Accumulation unit value at
    beginning of period........ $ 23.944 $ 25.172 $ 22.885 $ 20.090 $ 16.818 $    -- $    -- $    --    $    --    $  --
   Accumulation unit value at
    end of period.............. $ 22.736 $ 23.944 $ 25.172 $ 22.885 $ 20.090 $16.818 $    -- $    --    $    --    $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       --        0        0        0        1      --      --      --         --       --
Fidelity VIP Contrafund
 Subaccount++
   Accumulation unit value at
    beginning of period........ $ 29.597 $ 32.012 $ 26.021 $ 20.220 $ 16.450 $    -- $    -- $    --    $    --    $  --
   Accumulation unit value at
    end of period.............. $ 25.714 $ 29.597 $ 32.012 $ 26.021 $ 20.220 $16.450 $    -- $    --    $    --    $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..        4        6        5        1       --      --      --      --         --       --
Fidelity VIP Index 500
 Subaccount++
   Accumulation unit value at
    beginning of period........ $158.365 $176.352 $147.801 $116.327 $ 88.539 $    -- $    -- $    --    $    --    $  --
   Accumulation unit value at
    end of period.............. $137.814 $158.365 $176.352 $147.801 $116.327 $88.539 $    -- $    --    $    --    $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..        2        1        2        1       --      --      --      --         --       --
Janus Aspen Aggressive Growth
 Subaccount+
   Accumulation unit value at
    beginning of period........ $ 40.901 $ 60.590 $ 27.149 $ 20.423 $ 18.309 $17.132 $    -- $    --    $    --    $  --
   Accumulation unit value at
    end of period.............. $ 24.518 $ 40.901 $ 60.590 $ 27.149 $ 20.423 $18.309 $17.132 $    --    $    --    $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..        3        6        4        0        0       1      --      --         --       --

                                                           Flexible Payment Contracts
                                ---------------------------------------------------------------------------------
         Subaccount               2001     2000   1999+++    1998     1997   1996++   1995+  1994*** 1993  1992**
         ----------             -------- -------- -------- -------- -------- ------- ------- ------- ----- ------
Janus Aspen Balanced
 Subaccount+
   Accumulation unit value at
    beginning of period........ $ 29.394 $ 30.378 $ 24.205 $ 18.205 $ 15.059 $13.092 $    --  $  --  $  -- $  --
   Accumulation unit value at
    end of period.............. $ 27.744 $ 29.394 $ 30.378 $ 24.205 $ 18.205 $15.059 $13.092  $  --  $  -- $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       11       11       11        6        4       3      --     --     --    --
Janus Aspen Growth
 Subaccount+
   Accumulation unit value at
    beginning of period........ $ 31.542 $ 37.283 $ 26.152 $ 19.471 $ 16.021 $13.662 $    --  $  --  $  -- $  --
   Accumulation unit value at
    end of period.............. $ 23.504 $ 31.542 $ 37.283 $ 26.152 $ 19.471 $16.021 $13.662  $  --  $  -- $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       12       16       12        7       11       9      --     --     --    --
Janus Aspen Worldwide
 Growth Subaccount+
   Accumulation unit value at
    beginning of period........ $ 41.064 $ 49.181 $ 30.205 $ 23.663 $ 19.565 $15.315 $    --  $  --  $  -- $  --
   Accumulation unit value at
    end of period.............. $ 31.533 $ 41.064 $ 49.181 $ 30.205 $ 23.663 $19.565 $15.315  $  --  $  -- $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       11       12       11        8        9       3      --     --     --    --
J.P. Morgan Small Company
 Subaccount+++
   Accumulation unit value at
    beginning of period........ $ 14.925 $ 16.998 $ 11.930 $     -- $     -- $    -- $    --  $  --  $  -- $  --
   Accumulation unit value at
    end of period.............. $ 13.584 $ 14.925 $ 16.998 $     -- $     -- $    -- $    --  $  --  $  -- $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       --       --        4       --       --      --      --     --     --    --
ING VP Emerging Markets
 Subaccount+
   Accumulation unit value at
    beginning of period........ $  8.326 $ 14.118 $  6.255 $  8.799 $ 10.048 $ 9.445 $    --  $  --  $  -- $  --
   Accumulation unit value at
    end of period.............. $  7.384 $  8.326 $ 14.118 $  6.255 $  8.799 $10.048 $ 9.445  $  --  $  -- $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..        1        1        1        1        6       1      --     --     --    --
ING VP Natural Resources
 Trust Subaccount+
   Accumulation unit value at
    beginning of period........ $ 15.898 $ 13.565 $ 12.008 $ 15.089 $ 14.211 $11.315 $    --  $  --  $  -- $  --
   Accumulation unit value at
    end of period.............. $ 13.232 $ 15.898 $ 13.565 $ 12.008 $ 15.089 $14.211 $11.315  $  --  $  -- $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       --       --        0        0        7       7      --     --     --    --
Scudder Bond Subaccount+++
   Accumulation unit value at
    beginning of period........ $  7.057 $  6.394 $  6.570 $     -- $     -- $    -- $    --  $  --  $  -- $  --
   Accumulation unit value at
    end of period.............. $  7.389 $  7.057 $  6.394 $     -- $     -- $    -- $    --  $  --  $  -- $  --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..        6       --       --       --       --      --      --     --     --    --

                                                             Flexible Payment Contracts
                                    ----------------------------------------------------------------------------
            Subaccount                2001     2000   1999+++   1998   1997  1996++ 1995+  1994***  1993  1992**
            ----------              -------- -------- -------- ------ ------ ------ ------ ------- ------ ------
Scudder Capital Growth
 Subaccount+ ++
   Accumulation unit value at
    beginning of period............ $ 25.816 $ 28.914 $ 22.910 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end
    of period...................... $ 20.611 $ 25.816 $ 28.914 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       --       --       --     --     --     --     --     --      --     --
Scudder International
 Subaccount+++
   Accumulation unit value at
    beginning of period............ $ 15.665 $ 20.207 $ 14.280 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end
    of period...................... $ 10.723 $ 15.665 $ 20.207 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................        3       --       --     --     --     --     --     --      --     --
Scudder Contrarian Value
 Subaccount++
   Accumulation unit value at
    beginning of period............ $  1.817 $  1.580 $  1.777 $1.505 $1.166 $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end
    of period...................... $  1.832 $  1.817 $  1.580 $1.777 $1.505 $1.166 $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       28       22       57     94     59      8     --     --      --     --
Scudder Government Securities
 Subaccount*
   Accumulation unit value at
    beginning of period............ $  2.002 $  1.823 $  1.828 $1.725 $1.599 $1.575 $1.337 $1.388  $1.317 $1.256
   Accumulation unit value at end
    of period...................... $  2.130 $  2.002 $  1.823 $1.828 $1.725 $1.599 $1.575 $1.337  $1.388 $1.317
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................      177      166      145    146    149    165    273    237     257    267
Scudder Growth Subaccount
   Accumulation unit value at
    beginning of period............ $  7.901 $  9.858 $  7.261 $6.371 $5.303 $4.404 $3.345 $3.520  $3.102 $3.025
   Accumulation unit value at end
    of period...................... $  6.074 $  7.901 $  9.858 $7.261 $6.371 $5.303 $4.404 $3.345  $3.520 $3.102
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................      119      128      153    178    227    260    286    238     222    303
Scudder High Yield Subaccount
   Accumulation unit value at
    beginning of period............ $  5.825 $  6.442 $  6.369 $6.341 $5.738 $5.082 $4.372 $4.517  $3.802 $3.261
   Accumulation unit value at end
    of period...................... $  5.918 $  5.825 $  6.442 $6.369 $6.341 $5.738 $5.082 $4.372  $4.517 $3.802
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................      105        3        1     --     --     --     --     --      --     --
Scudder International Select Equity
 Subaccount**
   Accumulation unit value at
    beginning of period............ $  2.132 $  2.708 $  1.877 $1.723 $1.590 $1.379 $1.234 $1.293  $ .983 $1.000
   Accumulation unit value at end
    of period...................... $  1.595 $  2.132 $  2.708 $1.877 $1.723 $1.590 $1.379 $1.234  $1.293 $ .983
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       50       84      170    212    376    429    612    625     284     91
Scudder Investment Grade Bond
 Subaccount++
   Accumulation unit value at
    beginning of period............ $  1.252 $  1.151 $  1.187 $1.111 $1.029 $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end
    of period...................... $  1.311 $  1.252 $  1.151 $1.187 $1.111 $1.029 $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       11       24       24     19     13     --     --     --      --     --

                                                            Flexible Payment Contracts
                                ----------------------------------------------------------------------------------
         Subaccount               2001     2000   1999+++    1998     1997   1996++   1995+  1994***  1993  1992**
         ----------             -------- -------- -------- -------- -------- ------- ------- ------- ------ ------
Scudder Money Market
 Subaccount
   Accumulation unit value at
    beginning of period........ $  2.718 $  2.588 $  2.493 $  2.394 $  2.297 $ 2.208 $ 2.111 $2.051  $2.014 $1.966
   Accumulation unit value at
    end of period.............. $  2.792 $  2.718 $  2.588 $  2.493 $  2.394 $ 2.297 $ 2.208 $2.111  $2.051 $2.014
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..      196    3,168      333      309      633     770     591    733     844  1,081
Scudder Small Cap Growth
 Subaccount***
   Accumulation unit value at
    beginning of period........ $  3.092 $  3.498 $  2.625 $  2.240 $  1.686 $ 1.330 $ 1.033 $   --  $   -- $   --
   Accumulation unit value at
    end of period.............. $  2.180 $  3.092 $  3.498 $  2.625 $  2.240 $ 1.686 $ 1.330 $1.033  $   -- $   --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       71       90      127      166      195     132      81     14      --     --
Scudder Small Cap Value
 Subaccount++
   Accumulation unit value at
    beginning of period........ $  1.124 $  1.091 $  1.072 $  1.220 $  1.012 $    -- $    -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.............. $  1.309 $  1.124 $  1.091 $  1.072 $  1.220 $ 1.012 $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       60        4        6        4        3      --      --     --      --     --
Scudder Technology Growth
 Subaccount++++
   Accumulation unit value at
    beginning of period........ $  1.376 $     -- $     -- $     -- $     -- $    -- $    -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.............. $  0.929 $     -- $     -- $     -- $     -- $    -- $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..       --       --       --       --       --      --      --     --      --     --
Scudder Total Return
 Subaccount
   Accumulation unit value at
    beginning of period........ $  8.122 $  8.425 $  7.411 $  6.501 $  5.473 $ 4.735 $ 3.796 $4.236  $3.816 $3.790
   Accumulation unit value at
    end of period.............. $  7.552 $  8.122 $  8.425 $  7.411 $  6.501 $ 5.473 $ 4.735 $3.796  $4.236 $3.816
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..      545      586      656      772      864     990   1,067  1,299   1,511  1,859
SVS Focus Value+Growth
 Subaccount++
   Accumulation unit value at
    beginning of period........ $  1.847 $  1.941 $  1.683 $  1.414 $  1.138 $    -- $    -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.............. $  1.566 $  1.847 $  1.941 $  1.683 $  1.414 $ 1.138 $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..        6       65       33       60       24      12      --     --      --     --

                                                            Periodic Payment Contracts
                                ----------------------------------------------------------------------------------
         Subaccount               2001     2000   1999+++   1998     1997    1996++   1995+  1994***  1993  1992**
         ----------             -------- -------- -------- -------- -------- ------- ------- ------- ------ ------
Alger American Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period........ $ 59.374 $ 70.571 $ 59.320 $     -- $     -- $    -- $    -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.............. $ 51.682 $ 59.374 $ 70.571 $     -- $     -- $    -- $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..      371      296      130       --       --      --      --     --      --     --

                                                            Periodic Payment Contracts
                                   ----------------------------------------------------------------------------
           Subaccount                2001    2000   1999+++  1998    1997   1996++  1995+  1994*** 1993  1992**
           ----------              -------- ------- ------- ------- ------- ------- ------ ------- ----- ------
Alger American MidCap Growth
 Subaccount+ +++
   Accumulation unit value at
    beginning of period........... $ 28.106 $    -- $    -- $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Accumulation unit value at
    end of period................. $ 28.259 $    -- $    -- $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............      129      --      --      --      --      --     --     --     --    --
Alger American Small
 Capitalization Subaccount+++
   Accumulation unit value at
    beginning of period........... $ 44.935 $62.523 $45.520 $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Accumulation unit value at
    end of period................. $ 31.264 $44.935 $62.523 $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............      103      94      30      --      --      --     --     --     --    --
American Century VP Income &
 Growth Subaccount+++
   Accumulation unit value at
    beginning of period........... $  6.990 $ 7.932 $ 7.260 $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Accumulation unit value at
    end of period................. $  6.332 $ 6.990 $ 7.932 $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............      729     601     303      --      --      --     --     --     --    --
American Century VP Value
 Subaccount+++
   Accumulation unit value at
    beginning of period........... $  6.880 $ 5.899 $ 6.700 $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Accumulation unit value at
    end of period................. $  7.662 $ 6.880 $ 5.899 $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............    2,560     385      85      --      --      --     --     --     --    --
Credit Suisse Trust Emerging
 Markets Subaccount++++
   Accumulation unit value at
    beginning of period........... $  9.829 $    -- $    -- $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Accumulation unit value at
    end of period................. $  8.326 $    -- $    -- $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............       18      --      --      --      --      --     --     --     --    --
Dreyfus Socially Responsible
 Growth Growth Fund
 Subaccount+++
   Accumulation unit value at
    beginning of period........... $ 35.205 $40.084 $33.680 $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Accumulation unit value at
    end of period................. $ 26.905 $35.205 $40.084 $    -- $    -- $    -- $   --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............      158     128      57      --      --      --     --     --     --    --
Fidelity VIP Equity Income
 Subaccount++
   Accumulation unit value at
    beginning of period........... $ 32.641 $30.497 $29.054 $26.366 $20.849 $    -- $   --  $  --  $  -- $  --
   Accumulation unit value at
    end of period................. $ 30.623 $32.641 $30.497 $29.054 $26.366 $20.849 $   --  $  --  $  -- $  --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............    1,357   1,122   1,258   1,245     777     263     --     --     --    --

                                                            Periodic Payment Contracts
                                ----------------------------------------------------------------------------------
         Subaccount               2001      2000    1999+++     1998      1997    1996++    1995+   1994***  1993   1992**
         ----------             --------  --------  --------  --------  --------  -------  -------  ------- ------  ------
Fidelity VIP Growth
 Subaccount++
   Accumulation unit value at
    beginning of period........ $ 61.783  $ 70.305  $ 51.818  $ 37.631  $ 30.872  $    --  $    --  $   --  $   --  $   --
   Accumulation unit value at
    end of period.............. $ 50.221  $ 61.783  $ 70.305  $ 51.818  $ 37.631  $30.872  $    --  $   --  $   --  $   --
   Number of accumulation
    units outstanding at end
    of period (000's
    omitted)...................    1,446     1,322     1,132       576       275      116       --      --      --      --
Fidelity VIP Asset Manager
 Subaccount++
   Accumulation unit value at
    beginning of period........ $ 23.615  $ 24.899  $ 22.705  $ 19.991  $ 16.784  $    --  $    --  $   --  $   --  $   --
   Accumulation unit value at
    end of period.............. $ 22.357  $ 23.615  $ 24.899  $ 22.705  $ 19.991  $16.784  $    --  $   --  $   --  $   --
   Number of accumulation
    units outstanding at end
    of period (000's
    omitted)...................      278       277       284       210       134       55       --      --      --      --
Fidelity VIP Contrafund
 Subaccount++
   Accumulation unit value at
    beginning of period........ $ 29.190  $ 31.666  $ 25.816  $ 20.120  $ 16.418  $    --  $    --  $   --  $   --  $   --
   Accumulation unit value at
    end of period.............. $ 25.285  $ 29.190  $ 31.666  $ 25.816  $ 20.120  $16.418  $    --  $   --  $   --  $   --
   Number of accumulation
    units outstanding at end
    of period (000's
    omitted)...................    2,208     2,324     2,175     1,701     1,109      488       --      --      --      --
Fidelity VIP Index 500
 Subaccount++
   Accumulation unit value at
    beginning of period........ $156.190  $174.446  $146.637  $115.754  $ 88.364  $    --  $    --  $   --  $   --  $   --
   Accumulation unit value at
    end of period.............. $135.516  $156.190  $174.446  $146.637  $115.754  $88.364  $    --  $   --  $   --  $   --
   Number of accumulation
    units outstanding at end
    of period (000's
    omitted)...................      944       858       833       638       295       53       --      --      --      --
Janus Aspen Aggressive
 Growth Subaccount+
   Accumulation unit value at
    beginning of period........ $ 40.263  $ 59.822  $ 26.884  $ 20.284  $ 18.238  $17.117  $    --  $   --  $   --  $   --
   Accumulation unit value at
    end of period.............. $ 24.064  $ 40.263  $ 59.822  $ 26.884  $ 20.284  $18.238  $17.117  $   --  $   --  $   --
   Number of accumulation
    units outstanding at end
    of period (000's
    omitted)...................    3,103     3,287     2,360       985       893      937      121      --      --      --
Janus Aspen Balanced
 Subaccount+
   Accumulation unit value at
    beginning of period........ $ 28.936  $ 29.993  $ 23.969  $ 18.081  $ 15.001  $13.081  $    --  $   --  $   --  $   --
   Accumulation unit value at
    end of period.............. $ 27.230  $ 28.936  $ 29.993  $ 23.969  $ 18.081  $15.001  $13.081  $   --  $   --  $   --
   Number of accumulation
    units outstanding at end
    of period (000's
    omitted)...................    5,232     5,232     4,206     1,855       661      360      132      --      --      --
Janus Aspen Growth
 Subaccount+
   Accumulation unit value at
    beginning of period........ $ 31.050  $ 36.810  $ 25.897  $ 19.338  $ 15.960  $13.650  $    --  $   --  $   --  $   --
   Accumulation unit value at
    end of period.............. $ 23.068  $ 31.050  $ 36.810  $ 25.897  $ 19.338  $15.960  $13.650  $   --  $   --  $   --
   Number of accumulation
    units outstanding at end
    of period (000's
    omitted)...................    4,179     4,472     3,541     1,931     1,357      976      168      --      --      --

                                                              Periodic Payment Contracts
                                  ----------------------------------------------------------------------------------
          Subaccount                2001         2000       1999+++       1998        1997       1996++       1995+
          ----------              --------     --------     --------     -------     -------     -------     -------
Janus Aspen Worldwide Growth
 Subaccount+
   Accumulation unit value at
    beginning of period.......... $ 40.424     $ 48.558     $ 29.911     $23.502     $19.490     $15.302     $    --
   Accumulation unit value at
    end of period................ $ 30.949     $ 40.424     $ 48.558     $29.911     $23.502     $19.490     $15.302
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......    6,176        6,796        6,003       4,883       3,418       1,413          95
J.P. Morgan Small Company
 Subaccount+++
   Accumulation unit value at
    beginning of period.......... $ 14.852     $ 16.965     $ 11.930     $    --     $    --     $    --     $    --
   Accumulation unit value at
    end of period................ $ 13.477     $ 14.852     $ 16.965     $    --     $    --     $    --     $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      573           98           13          --          --          --          --
ING VP Emerging Markets
 Subaccount+
   Accumulation unit value at
    beginning of period.......... $  8.196     $ 13.939     $  6.194     $ 8.739     $10.009     $ 9.436     $    --
   Accumulation unit value at
    end of period................ $  7.247     $  8.196     $ 13.939     $ 6.194     $ 8.739     $10.009     $ 9.436
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      597          781          742         587         598         443          80
ING VP Natural Resources
 Subaccount+
   Accumulation unit value at
    beginning of period.......... $ 15.634     $ 13.379     $ 11.879     $14.971     $14.154     $11.305     $    --
   Accumulation unit value at
    end of period................ $ 12.973     $ 15.634     $ 13.379     $11.879     $14.971     $14.154     $11.305
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      229          316          290         302         347         243          58
Scudder Bond Subaccount+++
   Accumulation unit value at
    beginning of period.......... $  7.023     $  6.485     $  6.570     $    --     $    --     $    --     $    --
   Accumulation unit value at
    end of period................ $  7.331     $  7.023     $  6.435     $    --     $    --     $    --     $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......    1,410          102           22          --          --          --          --
Scudder Capital Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period.......... $ 25.689     $ 28.882     $ 22.910     $    --     $    --     $    --     $    --
   Accumulation unit value at
    end of period................ $ 20.449     $ 25.689     $ 28.882     $    --     $    --     $    --     $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......       74           65           14          --          --          --          --
Scudder International
 Subaccount+++
   Accumulation unit value at
    beginning of period.......... $ 15.588     $ 20.167     $ 14.280     $    --     $    --     $    --     $    --
   Accumulation unit value at
    end of period................ $ 10.639     $ 15.588     $ 20.167     $    --     $    --     $    --     $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      807          252          104          --          --          --          --
Scudder Contrarian Value
 Subaccount++
   Accumulation unit value at
    beginning of period.......... $  1.792     $  1.563     $  1.763     $ 1.498     $ 1.164     $    --     $    --
   Accumulation unit value at
    end of period................ $  1.801     $  1.792     $  1.563     $ 1.763     $ 1.498     $ 1.164     $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......   17,339       15,878       21,269      23,159      18,995       4,864          --


          Subaccount              1994***      1993       1992**
          ----------              -------     -------     -------
Janus Aspen Worldwide Growth
 Subaccount+
   Accumulation unit value at
    beginning of period.......... $    --    $    --    $    --
   Accumulation unit value at
    end of period................ $    --    $    --    $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --         --         --
J.P. Morgan Small Company
 Subaccount+++
   Accumulation unit value at
    beginning of period.......... $    -- $    -- $    --
   Accumulation unit value at
    end of period................ $    -- $    -- $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --      --      --
ING VP Emerging Markets
 Subaccount+
   Accumulation unit value at
    beginning of period.......... $    -- $    -- $    --
   Accumulation unit value at
    end of period................ $    -- $    -- $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --      --      --
ING VP Natural Resources
 Subaccount+
   Accumulation unit value at
    beginning of period.......... $    -- $    -- $    --
   Accumulation unit value at
    end of period................ $    -- $    -- $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --      --      --
Scudder Bond Subaccount+++
   Accumulation unit value at
    beginning of period.......... $    -- $    -- $    --
   Accumulation unit value at
    end of period................ $    -- $    -- $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --      --      --
Scudder Capital Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period.......... $    -- $    -- $    --
   Accumulation unit value at
    end of period................ $    -- $    -- $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --      --      --
Scudder International
 Subaccount+++
   Accumulation unit value at
    beginning of period.......... $    -- $    -- $    --
   Accumulation unit value at
    end of period................ $    -- $    -- $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --      --      --
Scudder Contrarian Value
 Subaccount++
   Accumulation unit value at
    beginning of period.......... $    -- $    -- $    --
   Accumulation unit value at
    end of period................ $    -- $    -- $    --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --      --      --

                                                             Periodic Payment Contracts
                                ------------------------------------------------------------------------------------
         Subaccount               2001     2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**
         ----------             -------- -------- -------- -------- -------- ------- ------- ------- ------- -------
Scudder Government Securities
 Subaccount*
   Accumulation unit value at
    beginning of period........ $  1.937 $  1.769 $  1.779 $  1.684 $  1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305 $ 1.248
   Accumulation unit value at
    end of period.............. $  2.055 $  1.937 $  1.769 $  1.779 $  1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..   16,356   12,564   15,187   16,997   15,434  18,485  21,771  24,332  31,898  28,368
Scudder Growth Subaccount
   Accumulation unit value at
    beginning of period........ $  7.512 $  9.401 $  6.945 $  6.112 $  5.102 $ 4.250 $ 3.238 $ 3.417 $ 3.020 $ 2.954
   Accumulation unit value at
    end of period.............. $  5.758 $  7.512 $  9.401 $  6.945 $  6.112 $ 5.102 $ 4.250 $ 3.238 $ 3.417 $ 3.020
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..   31,006   35,646   40,027   50,548   54,987  58,672  60,187  58,845  50,289  42,078
Scudder High Yield Subaccount
   Accumulation unit value at
    beginning of period........ $  5.510 $  6.112 $  6.061 $  6.052 $  5.493 $ 4.879 $ 4.210 $ 4.363 $ 3.683 $ 3.168
   Accumulation unit value at
    end of period.............. $  5.582 $  5.510 $  6.112 $  6.061 $  6.052 $ 5.493 $ 4.879 $ 4.210 $ 4.363 $ 3.683
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..   11,376   12,547   15,887   20,199   22,729  24,077  25,327  26,546  26,749  22,202
Scudder International Select
 Equity Subaccount**
   Accumulation unit value at
    beginning of period........ $  2.076 $  2.645 $  1.839 $  1.693 $  1.567 $ 1.363 $ 1.223 $ 1.285 $  .980 $ 1.000
   Accumulation unit value at
    end of period.............. $  1.549 $  2.076 $  2.645 $  1.839 $  1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285 $  .980
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..   23,213   26,820   32,639   45,058   55,729  62,425  63,495  61,490  38,844  10,372
Scudder Investment Grade
 Bond Subaccount++
   Accumulation unit value at
    beginning of period........ $  1.235 $  1.139 $  1.178 $  1.105 $  1.027 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value at
    end of period.............. $  1.289 $  1.235 $  1.139 $  1.178 $  1.105 $ 1.027 $    -- $    -- $    -- $    --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..    4,528    2,488    2,396    2,529      694     326      --      --      --      --
Scudder Money Market
 Subaccount
   Accumulation unit value at
    beginning of period........ $  2.571 $  2.455 $  2.372 $  2.285 $  2.199 $ 2.120 $ 2.033 $ 1.981 $ 1.950 $ 1.910
   Accumulation unit value at
    end of period.............. $  2.633 $  2.571 $  2.455 $  2.372 $  2.285 $ 2.199 $ 2.120 $ 2.033 $ 1.981 $ 1.950
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..   17,960   16,586   20,014   14,508   11,579  10,827  10,881  15,997  14,891  12,605
Scudder Small Cap Growth
 Subaccount***
   Accumulation unit value at
    beginning of period........ $  3.032 $  3.440 $  2.589 $  2.216 $  1.673 $ 1.323 $ 1.031 $    -- $    -- $    --
   Accumulation unit value at
    end of period.............. $  2.131 $  3.032 $  3.440 $  2.589 $  2.216 $ 1.673 $ 1.323 $ 1.031 $    -- $    --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..   32,678   35,343   31,772   38,394   33,789  25,931  17,371   8,304      --      --
Scudder Small Cap Value
 Subaccount++
   Accumulation unit value at
    beginning of period........ $  1.108 $  1.079 $  1.063 $  1.214 $  1.010 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value at
    end of period.............. $  1.287 $  1.108 $  1.079 $  1.063 $  1.214 $ 1.010 $    -- $    -- $    -- $    --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..   14,365    9,542   11,756   12,832   10,593   3,784      --      --      --      --

                                                            Periodic Payment Contracts
                             ----------------------------------------------------------------------------------------
        Subaccount             2001     2000   1999+++    1998     1997   1996++   1995+   1994***    1993    1992**
        ----------           -------- -------- -------- -------- -------- ------- -------- -------- -------- --------
Scudder Technology Growth
 Subaccount++++
   Accumulation unit
    value at beginning of
    period.................. $  1.376 $     -- $     -- $     -- $     -- $    -- $     -- $     -- $     -- $     --
   Accumulation unit
    value at end of period.. $  0.926 $     -- $     -- $     -- $     -- $    -- $     -- $     -- $     -- $     --
   Number of
    accumulation units
    outstanding at end of
    period (000's
    omitted)................    1,466       --       --       --       --      --       --       --       --       --
Scudder Total Return
 Subaccount
   Accumulation unit
    value at beginning of
    period.................. $  7.683 $  7.993 $  7.052 $  6.205 $  5.239 $ 4.546 $  3.656 $  4.092 $  3.696 $  3.682
   Accumulation unit
    value at end of period.. $  7.122 $  7.683 $  7.993 $  7.052 $  6.205 $ 5.239 $  4.546 $  3.656 $  4.092 $  3.696
   Number of
    accumulation units
    outstanding at end of
    period (000's
    omitted)................   46,322   51,400   60,736   72,971   82,149  89,982  100,774  110,428  108,395  100,100
SVS Focus Value+Growth
 Subaccount++
   Accumulation unit
    value at beginning of
    period.................. $  1.822 $  1.920 $  1.669 $  1.407 $  1.136 $    -- $     -- $     -- $     -- $     --
   Accumulation unit
    value at end of period.. $  1.540 $  1.822 $  1.920 $  1.669 $  1.407 $ 1.136 $     -- $     -- $     -- $     --
   Number of
    accumulation units
    outstanding at end of
    period (000's
    omitted)................    6,394    6,304    6,861    7,994    4,889     986       --       --       --       --

             No Additional Contract Options Elected (Total 1.30%)
  (Separate Account Charges of 1.30% of the Daily Net Assets of the Separate
                                   Account)

Non-Tax Qualified

                                                      Flexible Payment Contracts
                             ----------------------------------------------------------------------------
        Subaccount             2001     2000    1999+++   1998   1997   1996++ 1995+ 1994*** 1993  1992**
        ----------           -------- -------- --------- ------ ------- ------ ----- ------- ----- ------
Alger American Growth
 Subaccount+++
   Accumulation unit value
    at beginning of period.. $ 59.667 $ 70.710 $  59.320 $   -- $    -- $  --  $  --  $  --  $  -- $  --
   Accumulation unit value
    at end of period........ $ 52.093 $ 59.667 $  70.710 $   -- $    -- $  --  $  --  $  --  $  -- $  --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted)................        1        2         1     --      --    --     --     --     --    --
Alger American MidCap
 Growth
 Subaccount++++
   Accumulation unit value
    at beginning of period.. $ 28.107 $     -- $      -- $   -- $    -- $  --  $  --  $  --  $  -- $  --
   Accumulation unit value
    at end of period........ $ 28.342 $     -- $      -- $   -- $    -- $  --  $  --  $  --  $  -- $  --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted)................        1       --        --     --      --    --     --     --     --    --

                                                     Flexible Payment Contracts
                            -----------------------------------------------------------------------------
       Subaccount             2001     2000   1999+++   1998    1997   1996++ 1995+  1994*** 1993  1992**
       ----------           -------- -------- -------- ------- ------- ------ ------ ------- ----- ------
Alger American Small
 Capitalization
 Subaccount+++
   Accumulation unit
    value at beginning of
    period................. $ 45.157 $ 64.873 $ 45.520 $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................. $ 31.513 $ 45.157 $ 64.873 $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end of
    period (000's
    omitted)...............        1        1        0      --      --     --     --     --     --    --
American Century VP
 Income & Growth
 Subaccount+++
   Accumulation unit
    value at beginning of
    period................. $  7.034 $  7.947 $  7.260 $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................. $  6.382 $  7.034 $  7.947 $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end of
    period (000's
    omitted)...............       13       13       14      --      --     --     --     --     --    --
American Century VP Value
 Subaccount+++
   Accumulation unit
    value at beginning of
    period................. $  6.914 $  5.911 $  6.700 $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................. $  7.723 $  6.914 $  5.911 $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end of
    period (000's
    omitted)...............       19        1        1      --      --     --     --     --     --    --
Credit Suisse Trust
 Emerging Markets
 Subaccount++++
   Accumulation unit
    value at beginning of
    period................. $  9.829 $     -- $     -- $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................. $  8.350 $     -- $     -- $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end of
    period (000's
    omitted)...............       --       --       --      --      --     --     --     --     --    --
Dreyfus Socially
 Responsible Growth Fund
 Subaccount+++.............
   Accumulation unit
    value at beginning of
    period................. $ 35.379 $ 40.163 $ 33.680 $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................. $ 27.119 $ 35.379 $ 40.163 $    -- $    -- $   -- $   --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end of
    period (000's
    omitted)...............        1        1        0      --      --     --     --     --     --    --

                                                       Flexible Payment Contracts
                           -----------------------------------------------------------------------------------
        Subaccount           2001     2000   1999+++    1998     1997    1996++  1995+ 1994***     1993      1992**
        ----------         -------- -------- -------- -------- -------- -------- ----- -------    -------    -------
Fidelity VIP Equity Income
 Subaccount++
   Accumulation unit
    value at beginning
    of period............. $ 33.096 $ 30.830 $ 29.285 $ 26.497 $ 20.891 $     -- $  -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period................ $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $ 20.891 $  -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............        5        4        8        8        5        1    --      --         --         --
Fidelity VIP Growth
 Subaccount++
   Accumulation unit
    value at beginning
    of period............. $ 62.649 $ 71.079 $ 52.235 $ 37.821 $ 30.933 $     -- $  -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period................ $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $ 30.933 $  -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............       12       19       17        2       --       --    --      --         --         --
Fidelity VIP Asset
 Manager Subaccount++
   Accumulation unit
    value at beginning
    of period............. $ 23.944 $ 25.172 $ 22.885 $ 20.090 $ 16.818 $     -- $  -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period................ $ 22.736 $ 23.944 $ 25.172 $ 22.885 $ 20.090 $ 16.818 $  -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............        3        8        9        6        6       --    --      --         --         --
Fidelity VIP Contrafund
 Subaccount++
   Accumulation unit
    value at beginning
    of period............. $ 29.597 $ 32.012 $ 26.021 $ 20.220 $ 16.450 $     -- $  -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period................ $ 25.714 $ 29.597 $ 32.012 $ 26.021 $ 20.220 $ 16.450 $  -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............       10        1       12        5        3        2    --      --         --         --
Fidelity VIP Index 500
 Subaccount++
   Accumulation unit
    value at beginning
    of period............. $158.365 $176.352 $147.801 $116.327 $ 88.539 $     -- $  -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period................ $137.814 $158.365 $176.352 $147.801 $116.327 $ 88.539 $  -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............       11       12       14       11       13        1    --      --         --         --

                                                    Flexible Payment Contracts
                         ---------------------------------------------------------------------------------
      Subaccount           2001     2000   1999+++    1998     1997   1996++   1995+  1994*** 1993  1992**
      ----------         -------- -------- -------- -------- -------- ------- ------- ------- ----- ------
Janus Aspen Aggressive
 Growth Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 40.901 $ 60.590 $ 27.149 $ 20.423 $ 18.309 $17.132 $    --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period.............. $ 24.518 $ 40.901 $ 60.590 $ 27.149 $ 20.423 $18.309 $17.132  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............       20       23       17        2        6       2      --     --     --    --
Janus Aspen Balanced
 Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 29.394 $ 30.378 $ 24.205 $ 18.205 $ 15.059 $13.092 $    --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period.............. $ 27.744 $ 29.394 $ 30.378 $ 24.205 $ 18.205 $15.059 $13.092  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............       38       42       52       24       13      10       4     --     --    --
Janus Aspen Growth
 Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 31.542 $ 37.283 $ 26.152 $ 19.471 $ 16.021 $13.662 $    --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period..............   23.504 $ 31.542 $ 37.283 $ 26.152 $ 19.471 $16.021 $13.662  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............       40       54       46       16        7      22       2     --     --    --
Janus Aspen Worldwide
 Growth Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 41.064 $ 49.181 $ 30.205 $ 23.633 $ 19.565 $15.315 $    --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period..............   31.533 $ 41.064 $ 49.181 $ 30.205 $ 23.663 $19.565 $15.315  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............       31       34       36       24       17      33      --     --     --    --
J.P. Morgan Small
 Company
 Subaccount+++
   Accumulation unit
    value at beginning
    of period........... $ 14.925 $ 16.998 $ 11.930 $     -- $     -- $    -- $    --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period.............. $ 13.584 $ 14.925 $ 16.998 $     -- $     -- $    -- $    --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............        3        1        0       --       --      --      --     --     --    --

                                                      Flexible Payment Contracts
                         ------------------------------------------------------------------------------------
       Subaccount          2001     2000   1999+++    1998     1997   1996++   1995+  1994***     1993      1992**
       ----------        -------- -------- -------- -------- -------- ------- ------- -------    -------    -------
ING VP Emerging Markets
 Subaccount+
   Accumulation unit
    value at beginning
    of period........... $  8.326 $ 14.118 $  6.255 $  8.799 $ 10.048 $ 9.445 $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $  7.384 $  8.326 $ 14.118 $  6.255 $  8.799 $10.048 $ 9.445 $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............        1        3        3        2        2       2       2      --         --         --
ING VP Natural Resources
 Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 15.898 $ 13.565 $ 12.008 $ 15.089 $ 14.211 $11.315 $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $ 13.232 $ 15.898 $ 13.565 $ 12.008 $ 15.089 $14.211 $11.315 $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............        1        3        4        4        2      --      --      --         --         --
Scudder Bond
 Subaccount+++
   Accumulation unit
    value at beginning
    of period........... $  7.057 $  6.394 $  6.570 $     -- $     -- $    -- $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $  7.389 $  7.057 $  6.394 $     -- $     -- $    -- $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............        4        6        0       --       --      --      --      --         --         --
Scudder Capital Growth
 Subaccount+++
   Accumulation unit
    value at beginning
    of period........... $ 25.816 $ 28.914 $ 22.910 $     -- $     -- $    -- $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $ 20.611 $ 25.816 $ 28.914 $     -- $     -- $    -- $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............        6        5        0       --       --      --      --      --         --         --
Scudder International
 Subaccount+++
   Accumulation unit
    value at beginning
    of period........... $ 15.665 $ 20.207 $ 14.280 $     -- $     -- $    -- $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $ 10.723 $ 15.665 $ 20.207 $     -- $     -- $    -- $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............        1        1        0       --       --      --      --      --         --         --

                                                     Flexible Payment Contracts
                         ----------------------------------------------------------------------------------
       Subaccount          2001     2000   1999+++    1998     1997   1996++   1995+  1994***  1993  1992**
       ----------        -------- -------- -------- -------- -------- ------- ------- ------- ------ ------
Scudder Contrarian Value
 Subaccount++
   Accumulation unit
    value at beginning
    of period........... $  1.817 $  1.580 $  1.777 $  1.505 $  1.166 $    -- $    -- $   --  $   -- $   --
   Accumulation unit
    value at end of
    period.............. $  1.832 $  1.817 $  1.580 $  1.777 $  1.505 $ 1.166 $    -- $   --  $   -- $   --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............       99       87      110       80       95     238      --     --      --     --
Scudder Government
 Securities Subaccount*
   Accumulation unit
    value at beginning
    of period........... $  2.002 $  1.823 $  1.828 $  1.725 $  1.599 $ 1.575 $ 1.337 $1.388  $1.317 $1.256
   Accumulation unit
    value at end of
    period.............. $  2.130 $  2.002 $  1.823 $  1.828 $  1.725 $ 1.599 $ 1.575 $1.337  $1.388 $1.317
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............      885      728      779    1,073      908   1,187   1,330  1,465   2,101  2,317
Scudder Growth
 Subaccount
   Accumulation unit
    value at beginning
    of period........... $  7.873 $  9.824 $  7.236 $  6.350 $  5.285 $ 4.389 $ 3.334 $3.508  $3.091 $3.014
   Accumulation unit
    value at end of
    period..............    6.053 $  7.873 $  9.824 $  7.236 $  6.350 $ 5.285 $ 4.389 $3.334  $3.508 $3.091
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............      630      762      823    1,063    1,162   1,396   1,276  1,370   1,671  2,032
Scudder High Yield
 Subaccount
   Accumulation unit
    value at beginning
    of period........... $  5.577 $  6.168 $  6.098 $  6.071 $  5.494 $ 4.865 $ 4.186 $4.325  $3.640 $3.122
   Accumulation unit
    value at end of
    period.............. $  5.666 $  5.577 $  6.168 $  6.098 $  6.071 $ 5.494 $ 4.865 $4.186  $4.325 $3.640
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............      615      789    1,138    1,480    2,096   2,440   2,821  3,621   4,517  4,876
Scudder International
 Select Equity
 Subaccount**
   Accumulation unit
    value at beginning
    of period........... $  2.132 $  2.708 $  1.877 $  1.723 $  1.590 $ 1.379 $ 1.234 $1.293  $ .983 $1.000
   Accumulation unit
    value at end of
    period.............. $  1.595 $  2.132 $  2.708 $  1.877 $  1.723 $ 1.590 $ 1.379 $1.234  $1.293 $ .983
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............      286      418      457      744    1,006   1,190   1,257  2,450   1,712  1,041

                                                          Flexible Payment Contracts
                                  ---------------------------------------------------------------------------
          Subaccount               2001    2000   1999+++  1998    1997   1996++ 1995+  1994***  1993  1992**
          ----------              ------- ------- ------- ------- ------- ------ ------ ------- ------ ------
Scudder Investment Grade Bond
 Subaccount++
   Accumulation unit value at
    beginning of period.......... $ 1.252 $ 1.151 $ 1.187 $ 1.111 $ 1.029 $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period................ $ 1.311 $ 1.252 $ 1.151 $ 1.187 $ 1.111 $1.029 $   -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......     421     177     227     750     303     68     --     --      --     --
Scudder Money Market
 Subaccount
   Accumulation unit value at
    beginning of period.......... $ 2.718 $ 2.588 $ 2.493 $ 2.394 $ 2.297 $2.208 $2.111 $2.051  $2.014 $1.966
   Accumulation unit value at
    end of period................ $ 2.792 $ 2.718 $ 2.588 $ 2.493 $ 2.394 $2.297 $2.208 $2.111  $2.051 $2.014
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......   2,590   2,958   3,501   3,812   4,338  4,762  5,512  6,914   7,153  8,495
Scudder Small Cap Growth
 Subaccount***
   Accumulation unit value at
    beginning of period.......... $ 3.092 $ 3.498 $ 2.625 $ 2.240 $ 1.686 $1.330 $1.033 $   --  $   -- $   --
   Accumulation unit value at
    end of period................ $ 2.180 $ 3.092 $ 3.498 $ 2.625 $ 2.240 $1.686 $1.330 $1.033  $   -- $   --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......     349     416     396     494     657    711    874    227      --     --
Scudder Small Cap Value
 Subaccount++
   Accumulation unit value at
    beginning of period.......... $ 1.124 $ 1.091 $ 1.072 $ 1.220 $ 1.012 $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period................ $ 1.309 $ 1.124 $ 1.091 $ 1.072 $ 1.220 $1.012 $   -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......     207      40      66      94      58      7     --     --      --     --
Scudder Technology
 Subaccount++++
   Accumulation unit value at
    beginning of period.......... $ 1.376 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $   -- $3.509
   Accumulation unit value at
    end of period................ $ 0.929 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $   -- $3.533
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      --      --      --      --      --     --     --     --      --  8,853
Scudder Total Return Subaccount
   Accumulation unit value at
    beginning of period.......... $ 7.520 $ 7.800 $ 6.862 $ 6.019 $ 5.068 $4.384 $3.515 $3.922  $3.533 $3.509
   Accumulation unit value at
    end of period................ $ 6.992 $ 7.520 $ 7.800 $ 6.862 $ 6.019 $5.068 $4.384 $3.515  $3.922 $3.533
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......   1,961   2,366   2,817   3,348   4,277  4,838  5,554  6,613   8,042  8,853
SVS Focus Value+Growth
 Subaccount++
   Accumulation unit value at
    beginning of period.......... $ 1.847 $ 1.941 $ 1.683 $ 1.414 $ 1.138 $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period................ $ 1.566 $ 1.847 $ 1.941 $ 1.683 $ 1.414 $1.138 $   -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......      11      41      33     173     119     33     --     --      --     --

                                                      Periodic Payment Contracts
                             ----------------------------------------------------------------------------
         Subaccount            2001     2000   1999+++   1998   1997   1996++ 1995+  1994*** 1993  1992**
         ----------          -------- -------- -------- ------ ------- ------ ------ ------- ----- ------
Alger American Growth
 Subaccoun+++
   Accumulation unit value
    at beginning of period.. $ 59.374 $ 70.571 $ 59.320 $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Accumulation unit value
    at end of period........ $ 51.682 $ 59.374 $ 70.571 $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted)................       45       46       23     --      --     --     --      --    --    --
Alger American MidCap
 Growth Subaccount++++
   Accumulation unit value
    at beginning of period.. $ 28.106 $     -- $     -- $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Accumulation unit value
    at end of period........ $ 28.259 $     -- $     -- $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted)................       20       --       --     --      --     --     --      --    --    --
Alger American Small
 Capitalization
 Subaccount+++
   Accumulation unit value
    at beginning of period.. $ 44.935 $ 62.523 $ 45.520 $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Accumulation unit value
    at end of period........ $ 31.264 $ 44.935 $ 62.523 $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted)................        8       11        5     --      --     --     --      --    --    --
American Century VP
 Income & Growth
 Subaccount+++
   Accumulation unit value
    at beginning of period.. $  6.990 $  7.932 $  7.260 $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Accumulation unit value
    at end of period........ $  6.332 $  6.990 $  7.932 $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted)................       68       83       27     --      --     --     --      --    --    --
American Century VP Value
 Subaccount+++
   Accumulation unit value
    at beginning of period.. $  6.880 $  5.899 $  6.700 $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Accumulation unit value
    at end of period........ $  7.662 $  6.880 $  5.899 $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted)................      246        4       13     --      --     --     --      --    --    --
Credit Suisse Trust Emerging
 Markets Subaccount++++
   Accumulation unit value
    at beginning of period.. $  9.829 $     -- $     -- $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Accumulation unit value
    at end of period........ $  8.326 $     -- $     -- $   -- $    -- $   -- $   -- $    -- $  -- $  --
   Number of accumulation
    Units outstanding at
    end of period (000's
    omitted)................        0       --       --     --      --     --     --      --    --    --

                                                     Periodic Payment Contracts
                           -------------------------------------------------------------------------------
        Subaccount           2001     2000   1999+++    1998     1997   1996++  1995+ 1994***  1993 1992**
        ----------         -------- -------- -------- -------- -------- ------- ----- ------- ----- ------
Dreyfus Socially
 Responsible Growth
 Fund Subaccount+++
   Accumulation unit
    value at beginning
    of period............. $ 35.205 $ 40.084 $ 33.680 $     -- $     -- $    -- $  --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................ $ 26.905 $ 35.205 $ 40.084 $     -- $     -- $    -- $  --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............       12       13        8       --       --      --    --     --     --    --
Fidelity VIP Equity Income
 Subaccount++
   Accumulation unit
    value at beginning
    of period............. $ 32.641 $ 30.497 $ 29.054 $ 26.366 $ 20.849 $    -- $  --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................ $ 30.623 $ 32.641 $ 30.497 $ 29.054 $ 26.366 $20.849 $  --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............      209      198      216      223      120      36    --     --     --    --
Fidelity VIP Growth
 Subaccount++
   Accumulation unit
    value at beginning
    of period............. $ 61.783 $ 70.305 $ 51.818 $ 37.631 $ 30.872 $    -- $  --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................ $ 50.221 $ 61.783 $ 70.305 $ 51.818 $ 37.631 $30.872 $  --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............      119      149      145       73       39      16    --     --     --    --
Fidelity VIP Asset
 Manager Subaccount++
   Accumulation unit
    value at beginning
    of period............. $ 23.615 $ 24.899 $ 22.705 $ 19.991 $ 16.784 $    -- $  --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................ $ 22.357 $ 23.615 $ 24.899 $ 22.705 $ 19.991 $16.784 $  --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............       42       46       44       40       56       5    --     --     --    --
Fidelity VIP Contrafund
 Subaccount++
   Accumulation unit
    value at beginning
    of period............. $ 29.190 $ 31.666 $ 25.816 $ 20.120 $ 16.418 $    -- $  --  $  --  $  -- $  --
   Accumulation unit
    value at end of
    period................ $ 25.285 $ 29.190 $ 31.666 $ 25.816 $ 20.120 $16.418 $  --  $  --  $  -- $  --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)..............      240      284      284      211      125      47    --     --     --    --

                                                      Periodic Payment Contracts
                         ------------------------------------------------------------------------------------
      Subaccount           2001     2000   1999+++    1998     1997   1996++   1995+  1994***      1993     1992**
      ----------         -------- -------- -------- -------- -------- ------- ------- -------    -------    -------
Fidelity VIP Index 500
 Subaccount++
   Accumulation unit
    value at beginning
    of period........... $156.190 $174.446 $146.637 $115.754 $ 88.364 $    -- $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $135.516 $156.190 $174.446 $146.637 $115.754 $88.364 $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............      126      125      127       99       46      10      --      --         --         --
Janus Aspen Aggressive
 Growth Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 40.263 $ 59.822 $ 26.884 $ 20.284 $ 18.238 $17.117 $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $ 24.064 $ 40.263 $ 59.822 $ 26.884 $ 20.284 $18.238 $17.117 $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............      255      334      267      105       85     115      11      --         --         --
Janus Aspen Balanced
 Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 28.936 $ 29.993 $ 23.969 $ 18.081 $ 15.001 $13.081 $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $ 27.230 $ 28.936 $ 29.993 $ 23.969 $ 18.081 $15.001 $13.081 $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............      617      621      535      334      105      42       3      --         --         --
Janus Aspen Growth
 Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 31.050 $ 36.810 $ 25.897 $ 19.338 $ 15.960 $13.650 $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $ 23.068 $ 31.050 $ 36.810 $ 25.897 $ 19.338 $15.960 $13.650 $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period (000's
    omitted)............      543      677      591      243      157      99      14      --         --         --
Janus Aspen Worldwide
 Growth Subaccount+
   Accumulation unit
    value at beginning
    of period........... $ 40.424 $ 48.558 $ 29.911 $ 23.502 $ 19.490 $15.302 $    -- $    --    $    --    $    --
   Accumulation unit
    value at end of
    period.............. $ 30.949 $ 40.424 $ 48.558 $ 29.911 $ 23.502 $19.490 $15.302 $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end
    of period
    (000's omitted).....      610      749      726      630      445     186       7      --         --         --

                                                         Periodic Payment Contracts
                             ----------------------------------------------------------------------------------
        Subaccount             2001     2000   1999+++   1998    1997   1996++   1995+  1994***     1993      1992**
        ----------           -------- -------- -------- ------- ------- ------- ------- -------    -------    -------
J.P. Morgan Small Company
 Subaccount+++
   Accumulation unit value
    at beginning of period.. $ 14.852 $ 16.965 $ 11.930 $    -- $    -- $    -- $    -- $    --    $    --    $    --
   Accumulation unit value
    at end of period........ $ 13.477 $ 14.852 $ 16.965 $    -- $    -- $    -- $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end of
    period (000's omitted)..       29       13        4      --      --      --      --      --         --         --
ING VP Emerging Markets
 Subaccount+
   Accumulation unit value
    at beginning of period.. $  8.196 $ 13.939 $  6.194 $ 8.739 $10.009 $ 9.436 $    -- $    --    $    --    $    --
   Accumulation unit value
    at end of period........ $  7.247 $  8.196 $ 13.939 $ 6.194 $ 8.739 $10.009 $ 9.436 $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end of
    period (000's omitted)..      114      155      154     108     130      80       3      --         --         --
ING VP Natural Resources
 Subaccount+
   Accumulation unit value
    at beginning of period.. $ 15.634 $ 13.379 $ 11.879 $14.971 $14.154 $11.305 $    -- $    --    $    --    $    --
   Accumulation unit value
    at end of period........ $ 12.973 $ 15.634 $ 13.379 $11.879 $14.971 $14.154 $11.305 $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end of
    period (000's omitted)..       28       35       33      40      48     100       8      --         --         --
Scudder Bond
 Subaccount+++
   Accumulation unit value
    at beginning of period.. $  7.023 $  6.435 $  6.570 $    -- $    -- $    -- $    -- $    --    $    --    $    --
   Accumulation unit value
    at end of period........ $  7.331 $  7.023 $  6.435 $    -- $    -- $    -- $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end of
    period (000's omitted)..       64       29        1      --      --      --      --      --         --         --
Scudder Capital Growth
 Subaccount+++
   Accumulation unit value
    at beginning of period.. $ 25.689 $ 28.882 $ 22.910 $    -- $    -- $    -- $    -- $    --    $    --    $    --
   Accumulation unit value
    at end of period........ $ 20.449 $ 25.689 $ 28.882 $    -- $    -- $    -- $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end of
    period (000's omitted)..        9       11        4      --      --      --      --      --         --         --
Scudder International
 Subaccount+++
   Accumulation unit value
    at beginning of period.. $ 15.588 $ 20.167 $ 14.280 $    -- $    -- $    -- $    -- $    --    $    --    $    --
   Accumulation unit value
    at end of period........ $ 10.639 $ 15.588 $ 20.167 $    -- $    -- $    -- $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end of
    period (000's omitted)..       47       37       34      --      --      --      --      --         --         --
Scudder Contrarian Value
 Subaccount++
   Accumulation unit value
    at beginning of period.. $  1.792 $  1.563 $  1.763 $ 1.498 $ 1.164 $    -- $    -- $    --    $    --    $    --
   Accumulation unit value
    at end of period........ $  1.801 $  1.792 $  1.563 $ 1.763 $ 1.498 $ 1.164 $    -- $    --    $    --    $    --
   Number of
    accumulation units
    outstanding at end of
    period (000's omitted)..    2,682    2,658    3,541   3,847   9,619   1,625      --      --         --         --

                                                          Periodic Payment Contracts
                               ---------------------------------------------------------------------------------
         Subaccount              2001     2000   1999+++  1998    1997   1996++   1995+  1994***  1993   1992**
         ----------            -------- -------- ------- ------- ------- ------- ------- ------- ------- -------
Scudder Government Securities
 Subaccount*
   Accumulation unit value
    at beginning of period.... $  1.937 $  1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305 $ 1.248
   Accumulation unit value
    at end of period.......... $  2.055 $  1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305
   Number of accumulation
    units outstanding at end
    of period
    (000's omitted)...........    6,621    6,582   7,529  10,270  11,033  13,804  17,939  23,487  28,787  28,286
Scudder Growth Subaccount
   Accumulation unit value
    at beginning of period.... $  7.501 $  9.387 $ 6.935 $ 6.103 $ 5.095 $ 4.244 $ 3.233 $ 3.412 $ 3.015 $ 2.949
   Accumulation unit value
    at end of period.......... $  5.750 $  7.501 $ 9.387 $ 6.935 $ 6.103 $ 5.095 $ 4.244 $ 3.233 $ 3.412 $ 3.015
   Number of accumulation
    units outstanding at end
    of period
    (000's omitted)...........    4,232    5,596   6,263   9,612  11,574  14,340  16,369  19,776  17,851  15,849
Scudder High Yield
 Subaccount
   Accumulation unit value
    at beginning of period.... $  5.368 $  5.954 $ 5.904 $ 5.896 $ 5.351 $ 4.753 $ 4.101 $ 4.250 $ 3.588 $ 3.086
   Accumulation unit value
    at end of period.......... $  5.438 $  5.368 $ 5.954 $ 5.904 $ 5.896 $ 5.351 $ 4.753 $ 4.101 $ 4.250 $ 3.588
   Number of accumulation
    units outstanding at end
    of period
    (000's omitted)...........    4,583    5,398   4,245   6,036   8,934  10,028  12,047  12,416  14,735  14,424
Scudder International Select
 Equity Subaccount**
   Accumulation unit value
    at beginning of period.... $  2.076 $  2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285 $  .980 $ 1.000
   Accumulation unit value
    at end of period.......... $  1.549 $  2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285 $  .980
   Number of accumulation
    units outstanding at end
    of period
    (000's omitted)...........    3,058    3,946   5,066   7,278   9,543  12,177  12,074  14,546  15,713   3,646
Scudder Investment Grade
 Bond Subaccount++
   Accumulation unit value
    at beginning of period.... $  1.235 $  1.139 $ 1.178 $ 1.105 $ 1.027 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value
    at end of period.......... $  1.289 $  1.235 $ 1.139 $ 1.178 $ 1.105 $ 1.027 $    -- $    -- $    -- $    --
   Number of accumulation
    units outstanding at end
    of period
    (000's omitted)...........    1,531      276     968   1,033     338      50      --      --      --      --
Scudder Money Market
 Subaccount
   Accumulation unit value
    at beginning of period.... $  2.571 $  2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $ 2.033 $ 1.981 $ 1.950 $ 1.910
   Accumulation unit value
    at end of period.......... $  2.633 $  2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $ 2.033 $ 1.981 $ 1.950
   Number of accumulation
    units outstanding at end
    of period
    (000's omitted)...........    4,753    4,678  13,610  11,095   4,637   3,948   4,839   7,343   6,204   9,820
Scudder Small Cap Growth
 Subaccount***
   Accumulation unit value
    at beginning of period.... $  3.032 $  3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323 $ 1.031 $    -- $    -- $    --
   Accumulation unit value
    at end of period.......... $  2.131 $  3.032 $ 3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323 $ 1.031 $    -- $    --
   Number of accumulation
    units outstanding at end
    of period
    (000's omitted)...........    2,985    4,126   3,242   4,843   4,509   4,091   3,022   1,242      --      --

                                                      Periodic Payment Contracts
                         -------------------------------------------------------------------------------------
      Subaccount           2001     2000   1999+++    1998     1997   1996++   1995+   1994***  1993   1992**
      ----------         -------- -------- -------- -------- -------- ------- -------- ------- ------- -------
Scudder Small Cap Value
 Subaccount+ +
   Accumulation unit
    value at beginning
    of period........... $  1.108 $  1.079 $  1.063 $  1.214 $  1.010 $    -- $     -- $    -- $    -- $    --
   Accumulation unit
    value at end of
    period.............. $  1.287 $  1.108 $  1.079 $  1.063 $  1.214 $ 1.010 $     -- $    -- $    -- $    --
   Number of
    accumulation units
    outstanding at end
    of period
    (000's omitted).....    3,910    1,206    1,319    1,756    1,519     840       --      --      --      --
Scudder Technology
 Growth
 Subaccount++++
   Accumulation unit
    value at beginning
    of period........... $  1.376 $     -- $     -- $     -- $     -- $    -- $     -- $    -- $    -- $    --
   Accumulation unit
    value at end of
    period.............. $   .926 $     -- $     -- $     -- $     -- $    -- $     -- $    -- $    -- $    --
   Number of
    accumulation units
    outstanding at end
    of period
    (000's omitted).....       58       --       --       --       --      --       --      --      --      --
Scudder Total Return
 Subaccount
   Accumulation unit
    value at beginning
    of period........... $  7.159 $  7.447 $  6.571 $  5.781 $  4.882 $ 4.236 $  3.406 $ 3.812 $ 3.444 $ 3.431
   Accumulation unit
    value at end of
    period.............. $  6.636 $  7.159 $  7.447 $  6.571 $  5.781 $ 4.882 $  4.236 $ 3.406 $ 3.812 $ 3.444
   Number of
    accumulation units
    outstanding at end
    of period
    (000's omitted).....    6,562    7,621    9,110   11,360   13,699  17,433   20,342  24,773  26,640  26,043
SVS Focus Value+Growth
 Subaccount++
   Accumulation unit
    value at beginning
    of period........... $  1.822 $  1.920 $  1.669 $  1.407 $  1.136 $    -- $     -- $    -- $    -- $    --
   Accumulation unit
    value at end of
    period.............. $  1.540 $  1.822 $  1.920 $  1.669 $  1.407 $ 1.136 $     -- $    -- $    -- $    --
   Number of
    accumulation units
    outstanding at end
    of period
    (000's omitted).....    1,453    1,563    1,727    2,094      824     454       --      --      --      --

--------
  *The Scudder Government Securities Subaccount commenced operations on
   November 6, 1989.
 **The Scudder International Select Equity Subaccount commenced operations on
   January 6, 1992.
***The Scudder Small Cap Growth Subaccount commenced operations on May 2, 1994.
  +The Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide
   Growth, and Janus Aspen Balanced Subaccounts and the ING VP Natural Resources Trust and ING VP Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.
 ++The Scudder Investment Grade Bond, Scudder Contrarian Value, Scudder Small
   Cap Value, SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Asset Manager, Fidelity VIP Index 500 and Fidelity VIP Contrafund Subaccounts were available under the Contracts on May 1, 1996.
+++The Scudder Bond, Scudder Capital Growth, Scudder International, Dreyfus
   Socially Responsible Growth Fund, J.P. Morgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.
++++Scudder Technology Growth, Alger American MidCap Growth and Credit Suisse
    Trust-Emerging Markets Subaccounts were available under the Contracts on January 8, 2001.

      The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

               Additional Contract Options Elected (Total 2.70%)
  (Separate Account Charges of 2.70% of the Daily Net Assets of the Separate
                                  Account)/+/

Tax Qualified


Periodic Payment Contracts
--------------------------

Subaccount                                                                      2001
----------                                                                    --------
Fidelity VIP Equity Income Subaccount++
   Accumulation unit value at beginning of period............................ $ 27.938
   Accumulation unit value at end of period.................................. $ 30.565
   Number of accumulation units outstanding at end of period (000's omitted).        0
Fidelity VIP Growth Subaccount++
   Accumulation unit value at beginning of period............................ $ 42.975
   Accumulation unit value at end of period.................................. $ 50.126
   Number of accumulation units outstanding at end of period (000's omitted).        0
Fidelity VIP Index 500 Subaccount++
   Accumulation unit value at beginning of period............................ $122.588
   Accumulation unit value at end of period.................................. $135.262
   Number of accumulation units outstanding at end of period (000's omitted).        0
Janus Aspen Aggressive Growth Subaccount+
   Accumulation unit value at beginning of period............................ $ 21.043
   Accumulation unit value at end of period.................................. $ 24.016
   Number of accumulation units outstanding at end of period (000's omitted).       --
Janus Aspen Balanced Subaccount+
   Accumulation unit value at beginning of period............................ $ 26.038
   Accumulation unit value at end of period.................................. $ 27.178
   Number of accumulation units outstanding at end of period (000's omitted).        1
Janus Aspen Growth Subaccount+
   Accumulation unit value at beginning of period............................ $ 20.098
   Accumulation unit value at end of period.................................. $ 23.024
   Number of accumulation units outstanding at end of period (000's omitted).        0
Scudder Government Securities Subaccount*
   Accumulation unit value at beginning of period............................ $  2.065
   Accumulation unit value at end of period.................................. $  2.051
   Number of accumulation units outstanding at end of period (000's omitted).        7
Scudder Investment Grade Bond Subaccount++
   Accumulation unit value at beginning of period............................ $  1.299
   Accumulation unit value at end of period.................................. $  1.287
   Number of accumulation units outstanding at end of period (000's omitted).       15
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period............................ $  6.714
   Accumulation unit value at end of period.................................. $  7.109
   Number of accumulation units outstanding at end of period (000's omitted).        3

--------
  *The Scudder Government Securities Subaccount commenced operations on
   November 6, 1989.
  +The Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide
   Growth, and Janus Aspen Balanced Subaccounts and the ING VP Natural Resources Trust Subaccounts were available under the Contracts on September 15, 1995.
 ++The Scudder Investment Grade Bond, Scudder Contrarian Value, Scudder Small
   Cap Value, SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Asset Manager, Fidelity VIP Index 500 and Fidelity VIP Contrafund Subaccounts were available under the Contracts on May 1, 1996.
  +Condensed Financial Information reflecting the highest separate account charges possible under the Contract is not shown for all Subaccounts because all Subaccounts did not have investments reflecting such charges as of the dates covered by this table.

      The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                  KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Thirty-four Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   "The Separate Account invests in shares of the following registered, open-end management investment companies:

      .  The Alger American Fund

      .  American Century Variable Portfolios, Inc.

      .  Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)

      .  The Dreyfus Socially Responsible Growth Fund, Inc.

      .  Fidelity Variable Insurance Products Fund

      .  J.P. Morgan Series Trust II

      .  Janus Aspen Series

      . ING VP Emerging Markets Fund, Inc. (formerly Pilgrim Emerging Markets Fund, Inc.)

      .  ING VP Natural Resources Trust (formerly Pilgrim Natural Resources
         Trust)

      .  Scudder Variable Series I

      .  Scudder Variable Series II

   SEC registration does not involve SEC supervision of the Funds' management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of the Janus Aspen Series, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The thirty-four Portfolios are summarized below:

The Alger American Fund

   Alger American Growth Portfolio seeks long-term capital appreciation.

   Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

   Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

   American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)

   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   This Fund's primary goal is to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

   Fidelity VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

   Fidelity VIP Contrafund Portfolio seeks long-term capital appreciation.

   Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

   Fidelity VIP Growth Portfolio seeks capital appreciation.

   Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

J.P. Morgan Series Trust II

   JPMorgan Small Company Portfolio seeks to provide a high total return from a portfolio of small company stocks.

Janus Aspen Series

   Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital.

   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

ING VP Emerging Markets Fund, Inc. (formerly Pilgrim Emerging Markets Fund,
Inc.)

   This Fund seeks long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies as described in the fund's prospectus.

ING VP Natural Resources Trust (formerly Pilgrim Natural Resources Trust)

   This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

Scudder Variable Series I (Class A Shares)

   Scudder Bond Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II

   Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.

   Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

   Scudder Growth Portfolio seeks maximum appreciation of capital.

   Scudder High Yield Portfolio seeks to provide a high level of current income.

   Scudder International Select Equity Portfolio (formerly Scudder International Research) seeks capital appreciation.

   Scudder Investment Grade Bond Portfolio seeks high current income.

   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Small Cap Value Portfolio seeks long-term capital appreciation.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks a high total return, a combination of income and capital appreciation.

   SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

                               -----------------

   The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from us upon request.

   Deutsche Investment Management Americas, Inc. ("DeIM") serves as investment manager for the available Portfolios of Scudder Variable Series I and Scudder Variable Series II. Dreman Value Management, L.L.C. serves as the subadvisor with respect to the value portion of the SVS Focus Value & Growth Portfolio.

   Janus Capital Corporation is the investment adviser for the four available Portfolios of the Janus Aspen Series.

   ING Pilgrim Investments, LLC serves as the investment adviser for the ING VP Natural Resources Trust and the ING VP Emerging Markets Fund, Inc.

   Fidelity Management & Research Company ("FMR") is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, serves as the sub-adviser to the Fidelity VIP Index 500 Portfolio.

   The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for The Dreyfus Socially Responsible Growth Fund, Inc.

   J.P. Morgan Investment Management, Inc. is the investment adviser for the JPMorgan Small Company Portfolio.

   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.

   American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

   Credit Suisse Asset Management, LLC is the investment adviser for the Credit Suisse Trust-Emerging Markets (formerly Credit Suisse Warburg Pincus Trust) Portfolio.

   The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of policies, or may permit a conversion between series or classes of policies on the basis of requests made by Owners.

   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 ("1940 Act"); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

Performance Information

   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder High Yield Subaccount, Scudder Government Securities Subaccount, Scudder Investment Grade Bond Subaccount and Scudder Bond Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.

   Standardized average annual total return and nonstandardized total return calculations measure the Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments for the period. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years and a period covering the time the underlying Portfolio has been held in the Subaccount (life of Subaccount) for standardized average annual total return or a period covering the time the underlying Portfolio has been in existence (life of Portfolio) for nonstandardized total return. Nonstandardized total return will be quoted for periods of at least one year, three years, five years and ten years, if applicable. This information will be current for a period ending with the most recent calendar quarter for standardized average annual total return and the most recent calendar month for nonstandardized total return. Standardized average annual total return figures are annualized, and, therefore, represent the average annual percentage change in the value of a Subaccount's investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.

   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, so the Subaccount generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.

   The Subaccounts' units are sold at Accumulation Unit value. The Subaccounts' performance figures and Accumulation Unit values will fluctuate. You may redeem Subaccount units at Accumulation Unit value, which may be more or less than original cost. The standardized performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge and the maximum charge for the optional MIAA program. The charge for standardized performance may also include the optional Guaranteed Minimum Death Benefit rider and the optional Earnings Based Death Benefit rider. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units, and thus may be higher than if Withdrawal Charges were deducted. Standardized average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period in question. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. The nonstandardized performance figures may also include the current charge for the optional MIAA program, the optional Guaranteed Minimum Death Benefit rider and the optional Earnings Based Death Benefit rider.

   The Subaccounts may be compared to relevant indexes and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australia, Far East Index and M.S.C.I. Emerging Market Free Index. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields, and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of the Subaccounts will fluctuate.

   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance and independent sources is provided in the Statement of Additional Information.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate of 3%. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. General Information.

   This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent payment is $500. An initial allocation of less than $100 may be made to the General Account or to a Subaccount, or to the General Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

   You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

      . The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

      . The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

   We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the "free look" period, please also include a letter of instruction.

   You designate the Beneficiary. If the Annuitant or you die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay the Annuitant's or your estate.

   Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

   During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See "Federal Tax Matters.")

   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

B. The Accumulation Period.

1. Application of Purchase Payments.

   You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit by 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

   We may issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

   Each Subaccount has Accumulation Unit values. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

      (1/2)-3, where:

      (1) is the net result of:

         . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         . a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

      (3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for the optional MIAA or any optional death benefit).

3. Contract Value.

   On any Valuation Date, the Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  your interest in the General Account.

4. Transfer During Accumulation Period.

   During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the General Account subject to the following provisions:

      . The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

      . You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the General Account.

   If you authorize an unaffiliated third party outside the MIAA program (See "Asset Allocation Service") to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any unaffiliated third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of an unaffiliated third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

   We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the General Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

5. Market Timing.

   This Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market-timing strategies detrimental to Owners.

6. Withdrawal During Accumulation Period.

   You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See "Federal Tax Matters.") A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See "Federal Income Taxes.")

   You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See "Withdrawal Charge")

   For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   You may request a partial withdrawal subject to the following:

      . The amount requested must be at least $500 in each investment option or the General Account from which withdrawal is requested.

      . You must leave at least $500 in each investment option from which the withdrawal is requested unless the total value is transferred.

   Election to withdraw shall be made in writing to us at our home office:
Kemper Investors Life Insurance Company, Contact Center, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our home office provided, however, that we may suspend withdrawals or delay payment more than seven days

      .  during any period when the New York Stock Exchange is closed,

      . when trading is restricted or the SEC determines an emergency exists, or

      .  as the SEC by order may permit.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

   If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

      .  the Contract Value less Debt, or

      . the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals. If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt. You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.

   For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under "Annuity Options." The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

   For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of:

      . the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

      .  the Contract Value minus Debt, or

      . the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased's 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased's 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

8. Guaranteed Minimum Death Benefit Rider.

   The Guaranteed Minimum Death Benefit Rider ("GMDB") is an optional Contract rider. You must elect GMDB on the initial contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

   If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a Joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under this Contract.

   We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death Certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less debt:

      (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

      (2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

      (3) the greatest anniversary value immediately preceding the earlier of your 86/th/ birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

      (a) is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

      (b) is the Contract Value, adjusted by any Market Value Adjustment that may exist on the Contract to which this rider is attached, reduced by any dollar for dollar reduction.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy or Annuity Option 2, or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.

   If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect among three Surviving Spouse Options.

9. Earnings Based Death Benefit Rider.

   The Earnings Based Death Benefit ("EBDB") is an optional Contract rider. EBDB may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider." above). You must elect GMDB on the initial contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

   If elected, the death benefit would be as follows:

      . the Guaranteed Minimum Death Benefit (See "Guaranteed Minimum Death Benefit Rider" above); plus

      .  the EBDB factor times the lessor of:

        a. remaining principal, or

        b. Contract Value minus remaining principal, but not less than zero.

   The EBDB factor is 0.40 if death occurs prior to the 10/th/ Contract Anniversary, 0.50 if death occurs between the 10/th/ and 15/th/ Contract Anniversaries and 0.70 if death occurs on or after the 15/th/ Contract Anniversary.

   Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

   The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

10. Loans.

   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the accumulation period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to ERISA, additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under section 403(b) contracts and ERISA Qualified Plans are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administrative expenses,

      .  records maintenance charge,

      .  withdrawal charge,

      .  premium tax,

      .  optional death benefit charges, and

      .  optional MIAA expense charge (See "Asset Allocation Service.")

   Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

   We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. Asset-Based Charges Against the Separate Account.

1. Mortality Risk.

   Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

   We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administrative Costs.

   The daily asset charge for administrative costs reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

   The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

   The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

B. Asset Allocation Service Charge.

   The current annual charge for the optional MIAA program is 0.50% of the Contract Value allocated under the MIAA program. We reserve the right for new Contracts to increase the annual charge up to a maximum of 1.00%. We currently do not charge the maximum. If we increase the MIAA charge, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA Initial Set Up Fee of $30.00.

C. Records Maintenance Charge.

   We assess an annual Records Maintenance Charge (assessed ratably each quarter) during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar year whether or not any Purchase Payments have been made during the year. The Records Maintenance Charge is:

      .  $30 annually for Contracts with Contract Value under $25,000.

      . $15 annually for Contracts with Contract Value between $25,000 and $50,000.

      . No Records Maintenance Charge for Contracts with Contract Value over $50,000.

   The Record Maintenance Charge is not assessed during the Annuity Period.

   The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

   At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

D. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

   Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

                                              Withdrawal
                        Contribution Year       Charge
                        -----------------     ----------
                        First................     6%
                        Second...............     5%
                        Third................     4%
                        Fourth...............     3%
                        Fifth................     2%
                        Sixth................     1%
                        Seventh and following     0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawal During Accumulation Period.") The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

   Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.

   We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Scudder Variable Series II ("SVS II"), SVS II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

E. Investment Management Fees and Other Expenses.

   Each Portfolio's net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Investment management fees appear on page 5. Further detail is provided in the attached prospectuses for the Portfolios and the Funds' Statements of Additional Information.

F. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. See "Appendix--State Premium Tax Chart" in the Statement of Additional Information.

G. Reduction or Elimination of Certain Charges.

   Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

   In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily asset charge for administrative costs and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

   In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

      . the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      . the total amount of Purchase Payments to be received and the method in which they will be remitted;

      .  any prior or existing relationship with us;

      .  the level of commission paid to selling broker-dealers;

      . the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

      .  the frequency of projected surrenders or distributions.

   We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.

   You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the payee; and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

   If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

      .  Option 2, or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from your death).

   If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administrative costs.

   Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides for an annuity over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfer During Annuity Period.

   During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

      . Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

      . If we receive notice of transfer to a Subaccount less than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least thirty (30) days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

   Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

   If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                              FEDERAL TAX MATTERS

A. Introduction

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. Our Tax Status

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. Taxation of Annuities in General

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  certain contracts acquired by a decedent's estate,

      .  certain Qualified Plan Contracts,

      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of the Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

   Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. Credits we make to your Contract in connection with Market Value Adjustments are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same was as investment gains).

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal. As described elsewhere in the Prospectus, you may elect to enter into a separate investment advisory agreement pursuant to which you will receive asset allocation services ("MIAA"). For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fees are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

   If the Contract includes the Guaranteed Retirement Income Benefit rider (the "GRIB rider"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an Annuity Option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      .  received on or after you reach age 59 1/2,

      .  due to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. Qualified Plans

   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such Contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the contract in connection with qualified plans should consult a tax advisor.

   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

   If you purchase a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      .  received after you reach age 59 1/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See "8. Guaranteed Minimum Death Benefit" and "9. Earnings Based Death Benefit"). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of 31, 1988.

   These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

   If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible deferred compensation plan that has a government sponsor and that is qualified under
Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. Federal Income Tax Withholding

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                          Investors Brokerage Services, Inc. ("IBS")
                          1600 McConnor Parkway
                          Schaumburg, Illinois 60196-6801

   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Fund or Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

   You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from our website at www.zurichkemper.com.
   You may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Contact Center, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, a predesignated portion of the Scudder Money Market or Scudder Government Securities Subaccount Value is automatically transferred monthly for a specified duration of monthly, quarterly, semiannually or annually, to other Subaccounts and the General Account. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the General Account on a quarterly basis. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the second Tuesday of the month. We must receive the enrollment form at least five business days before the transfer date.

   The minimum transfer amount is $500 per Subaccount or General Account. The total Contract Value in the Scudder Money Market or Scudder Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

      . we receive your written termination at least five business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.

   If the General Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.

   Dollar Cost Averaging is not available during the Annuity Period.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the General Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                           ASSET ALLOCATION SERVICE

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, BARRA RogersCasey ("BARRA") performs certain functions for the MIAA program. BARRA is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. Summary of the Service Provided.

   Under MIAA, your Contract Value is allocated among certain Subaccounts and the General Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing BARRA's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and between the Subaccounts and the General Account, in accordance with your selected allocation model. Currently, if you enroll in the MIAA program, all of your Contract Value must be placed under the MIAA program. If you transfer your Contract Value placed under the MIAA program, your participation in the MIAA program will automatically end. In the future, however, we expect to make changes to permit you to place only a portion of your Contract Value under the MIAA program and to allocate the remainder yourself.

B. MIAA Charges.

   PMG's current annual charge for the optional MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. We reserve the right for new Contracts to increase the annual charge up to a maximum of one percent (1.00%). We currently do not charge the maximum. If we increase the MIAA charge, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA Initial Set Up Fee ("Set Up Fee") of $30.00. The MIAA Expense and Set Up Fee are in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".

C. Tax Treatment of Fees and Charges.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

   For Qualified Contracts, the MIAA Expense and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fee are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. Risks to You.

   When you elect the MIAA program, you understand that:

      . all investments involve risk, the amount of which may vary significantly,

      .  performance cannot be predicted or guaranteed, and

      . the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

   PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

   PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. Termination.

   You may terminate your participation in the MIAA program at any time by contacting us. If you terminate within 5 business days of enrolling in the MIAA program, you will not be charged any MIAA Expense or Set Up Fee. Otherwise, you will be charged any unpaid MIAA Expense for the period before your termination, and your Set Up Fee will not be refunded. PMG reserves the right, however, to waive the collection of unpaid MIAA Expense upon termination.

F. Conflicts of Interest.

   The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA Expense (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

                         PROVISIONS OF PRIOR CONTRACTS

   Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

      Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

      Transfer During Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

      Withdrawals During Accumulation Period. You may request a partial withdrawal subject to the following conditions:

         . The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

         . Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

      Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

      Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation period against each contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

      Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Condensed Financial Information; Financial Statements; and Appendix. The Statement of Additional Information should be read in conjunction with this Prospectus.

            CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 19, 2002

Guaranteed Retirement Income Benefit: General

   The Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. The GRIB rider is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

   GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

   If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses". You may cancel the GRIB rider any time after the Contract anniversary following the end of the applicable seven or ten year waiting period. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider.

   GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

   Annuity payments are based on the greater of:

    (1)the income provided by applying the GRIB base to the guaranteed annuity factors, or

    (2)the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greater of (1), (2) or (3) listed below, less debt:

    (1)the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

    (2)the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant's 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

    (3)the greatest anniversary value immediately preceding the earlier of the original Annuitant's 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of 2 and 3 above.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

    (a)is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

    (b)is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

   The guaranteed annuity factors are based on the "1983 Table a" individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

   Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

   If you elect a GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect a GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

   When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, We will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

                    Number of years remaining Interest rate
                      in the period certain    Adjustment
                    ------------------------- -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       less than 10 years....     2.00%

   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of due proof of death.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

  . If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

  . Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

  . Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

  . You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Payee will begin receiving the original annuitization payment amount again.

  . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

  . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

                    Number of years remaining Interest rate
                      In the period certain    Adjustment
                    ------------------------- -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       Less than 10 years....     2.00%

   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of your request for commutation.

                                   APPENDIX

  KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY
                         IRA, ROTH IRA AND SIMPLE IRA
                             DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. Revocation

   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois, 60196-6801, or call (888) 477-9700.

B. Statutory Requirements

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/2 (the required beginning date)(see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 701/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), (1) all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions, which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. Rollovers and Direct Transfers for IRAs and SIMPLE IRAs

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan, or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. Contribution Limits and Allowance of Deduction for IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. the maximum annual contribution, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

                                 Joint Returns

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2002................... $54,000- $64,000
                     2003................... $60,000- $70,000
                     2004................... $65,000- $75,000
                     2005................... $70,000- $80,000
                     2006................... $75,000- $85,000
                     2007 and thereafter.... $80,000-$100,000

                               Single Taxpayers

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2002...................  $34,000-$44,000
                     2003...................  $40,000-$50,000
                     2004...................  $45,000-$55,000
                     2005 and thereafter....  $50,000-$60,000

   The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 701/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor). Information about the Kemper SEP is available upon request.

F. Simple IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $7,000 for 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. Tax Status of the Contract and Distributions for IRAs and Simple IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. Required Distributions for IRAs and Simple IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 701/2 (your 701/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 701/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 701/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. Roth IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

   2. We will apply to the IRS for opinion letters approving annuities as Roth IRAs. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. Eligibility and Contributions for Roth IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 701/2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. Rollovers, Transfers and Conversions to Roth IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurred before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   Under some circumstances, it might not be advisable to rollover, transfer, or convert all or part of an IRA to a Roth IRA. Whether you should do so will depend on your particular facts and circumstances, including, but not limited to, such factors as whether you qualify to make such a rollover, transfer, or conversion, your financial situation, age, current and future income needs, years to retirement, current and future tax rates, your ability and desire to pay current income taxes with respect to amounts rolled over, transferred, or converted, and whether such taxes might need to be paid with withdrawals from your Roth IRA (see discussion below of "Nonqualified Distributions"). You should consult a qualified tax adviser before rolling over, transferring, or converting all or part of an IRA to a Roth IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. Income Tax Consequences of Roth IRAs

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 591/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 591/2, unless one of the exceptions discussed in Section N applies.

M. Tax on Excess Contributions

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. Tax on Premature Distributions

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 591/2. However, the tax on premature distributions does not apply generally:

      1. To amounts that are rolled over or transferred tax free;

      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. Excise Tax Reporting

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. Borrowing

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. Reporting

   We will provide you with any reports required by the Internal Revenue
Service.

R. Estate Tax

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. Financial Disclosure

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

                              Lump Sum        Lump Sum
                        End  Termination     Termination
                         of   Value of   At   Value of
                        Year  Contract*  Age  Contract*
                        ---- ----------- --- -----------
                         1..             60
                         2..             65
                         3..             70
                         4..
                         5..

--------
*Includes applicable withdrawal charges as described in Item T below

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

                              Lump Sum        Lump Sum
                        End  Termination     Termination
                         of   Value of   At   Value of
                        Year  Contract*  Age  Contract*
                        ---- ----------- --- -----------
                         1..             60
                         2..             65
                         3..             70
                         4..
                         5..

--------
*Includes applicable withdrawal charges as described in Item T below.

T. Financial Disclosure for the Separate Account (Variable Account)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

   2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under 1 year, 6%; over 1 to 2 years, 5%; over 2 to 3 years, 4%; over 3 to 4 years, 3%; over 4 to 5 years, 2%; over 5 to 6 years, 1%; 6th year and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
    1.     $ 1,000     14     $17,371     27     $41,703     40    $ 77,436
    2.       2,000     15      18,929     28      43,991     41      80,796
    3.       3,038     16      20,534     29      46,348     42      84,256
    4.       4,130     17      22,187     30      48,775     43      87,821
    5.       5,264     18      23,889     31      51,275     44      91,492
    6.       6,442     19      25,643     32      53,850     45      95,274
    7.       7,665     20      27,449     33      56,503     46      99,169
    8.       8,932     21      29,309     34      59,235     47     103,181
    9.      10,236     22      31,225     35      62,048     48     107,313
   10.      11,580     23      33,199     36      64,947     49     111,569
   11.      12,965     24      35,232     37      67,932     50     115,953
   12.      14,390     25      37,326     38      71,007
   13.      15,859     26      39,482     39      74,174

--------
*Includes applicable withdrawal charges as described in Item T below.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
    1.     $1,000      14     $1,513      27     $2,221      40     $3,262
    2.      1,013      15      1,558      28      2,288      41      3,360
    3.      1,053      16      1,605      29      2,357      42      3,461
    4.      1,095      17      1,653      30      2,427      43      3,565
    5.      1,138      18      1,702      31      2,500      44      3,671
    6.      1,183      19      1,754      32      2,575      45      3,782
    7.      1,230      20      1,806      33      2,652      46      3,895
    8.      1,267      21      1,860      34      2,732      47      4,012
    9.      1,305      22      1,916      35      2,814      48      4,132
   10.      1,344      23      1,974      36      2,898      49      4,256
   11.      1,384      24      2,033      37      2,985      50      4,384
   12.      1,426      25      2,094      38      3,075
   13.      1,469      26      2,157      39      3,167

--------
*Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                                PERIODIC PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                              KEMPER ADVANTAGE III

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                               in Connection With

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE:1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 (847)874-4000

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2002. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.

                                TABLE OF CONTENTS

                                                                         Page

Services to the Separate Account.......................................... 1
Performance Information of Subaccounts.................................... 1
State Regulation.......................................................... 19
Condensed Financial Information........................................... __
Experts................................................................... 20
Financial Statements...................................................... 20
Appendix A State Premium Tax Chart........................................ 88
Appendix B Condensed Financial Information................................ __

                        SERVICES TO THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

The independent auditors for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2001, 2000 and 1999. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2001, 2000, and 1999.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2001, 2000, and 1999 KILICO incurred gross commissions payable of approximately $16.4, $20.5 and $19.9, respectively, to licensed insurance agents.

                     PERFORMANCE INFORMATION OF SUBACCOUNTS

As described in the prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Scudder High Yield Subaccount, Scudder Investment Grade Bond Subaccount, Scudder Government Securities Subaccount and the Scudder Bond Subaccount; and "yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount. These various measures of performance are described below.

A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Contract Owner accounts. The redeemable value does not reflect the effect of premium taxes. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage carried to the nearest hundredth of one percent. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

In general, there is no formula prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $10,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not reflect the effect of premium tax and the Withdrawal Charge. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $10,000 was chosen because that approximates the size of a typical account. The account size used affects the performance figure because the Records Maintenance Charge is a fixed per account charge. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized non standardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.

Performance information will be shown for periods from April 6, 1982 (inception) for the Scudder Money Market Subaccount, Scudder Total Return Subaccount and Scudder High Yield Subaccount, and for periods from December 9, 1983 (inception) for the Scudder Growth Subaccount. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the Fund. In addition, on that date the Scudder Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Scudder Government Securities Subaccount, performance figures will reflect investment experience as if the Scudder Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Scudder Government Securities Portfolio.

The yield for the Scudder High Yield Subaccount, the Scudder Investment Grade Bond Subaccount, the Scudder Government Securities Subaccount, and the Scudder Bond Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder High Yield Subaccount, the Scudder Government Securities Subaccount, the Scudder Investment Grade Bond Subaccount and the Scudder Bond Subaccount, based upon the one month period ended March 28, 2002 were 8.93%, 3.25%, 3.23% and 3.66% respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                                          6
                   YIELD= 2[(    a-b   +1)  - 1]
                             ----------
                                 cd

a=net dividends and interest earned during the period by the Fund attributable to the Subaccount

b=expenses accrued for the period (net of reimbursements)

c=the average daily number of Accumulation Units outstanding during the period

d=the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of withdrawal charges or premium taxes.


The Scudder Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The Scudder Money Market Subaccount's yield for the seven-day period ended March 28, 2001 was 0.05% and average portfolio maturity was 57 days.

The Scudder Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365///7/-- 1. The Scudder Money Market Subaccount's effective yield for the seven day period ended March 28, 2001 was 0.05%.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. Standardized average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Adviser and VARDS.

The following two tables include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2001. In both tables, the standardized performance figures reflect the deduction of all expenses and fees, including the maximum MIAA charge, a prorated portion of the Records Maintenance Charge and the Withdrawal Charge. The nonstandardized performance figures reflect in both tables the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge and the current charge for the MIAA program, but not including the Withdrawal Charge. The first table shows standardized and non-standardized performance for contracts without the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider. The second table shows standardized and non-standardized performance for contracts with these two riders. Accordingly, it also reflects the deduction of the charges for both riders.

                               PERFORMANCE FIGURES
                            (as of December 31, 2001)

                   (With MIAA and no optional benefit riders)

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                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                    -13.65%
    Life of Subaccount (from 05/03/9 ............                   $ 8,535           -14.65%         -5.77%        -7.65%
    Life of Portfolio (from 01/06/89) ...........                    61,142           511.42          14.95           N/A
    Ten Years ...................................                    33,674           236.74          12.91           N/A
    Five Years ..................................                    17,048            70.48          11.26           N/A
    Three Years .................................                     9,475            -5.25          -1.78           N/A
    One Year ....................................                     8,635           -13.65         -13.65        -18.75
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Alger American MidCap Growth Subaccount              -8.45
    Life of Subaccount (from 07/03/00) ..........                   $ 8,546           -14.54            N/A           N/A
    Life of Portfolio (from 04/30/93) ...........                    39,346           293.46          17.10           N/A
    Five Years ..................................                    18,391            83.91          12.96           N/A
    Three Years .................................                    12,709            27.09           8.32           N/A
    One Year ....................................                     9,155            -8.45          -8.45        -13.86
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Alger American Small Capitalization Subaccount      -31.05
    Life of Subaccount (from 05/03/99) ..........                     6,691           -33.09         -13.99        -15.86
    Life of Portfolio (from 09/20/88) ...........                    35,775           257.75          10.07           N/A
    Ten Years ...................................                    13,211            32.11           2.82           N/A
    Five Years ..................................                     8,583           -14.17          -3.01           N/A
    Three Years .................................                     6,921           -30.79         -11.54           N/A
    One Year ....................................                     6,895           -31.05         -31.05        -35.15
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American Century VP Income & Growth Subaccount      -10.24
    Life of Subaccount (from 05/03/99) ..........                     8,544           -14.56          -5.73         -7.61
    Life of Portfolio (from 10/30/97) ...........                    12,258            22.58           5.00           N/A
    Three Years .................................                     9,112            -8.88          -3.05           N/A
    One Year ....................................                     8,976           -10.24         -10.24        -15.54
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American Century VP Value Subaccount                 10.58
    Life of Subaccount (from 05/03/99) ..........                    11,259            12.59           4.55          2.62
    Life of Portfolio (from 05/01/96) ...........                    17,861            78.61          10.77           N/A
    Five Years ..................................                    15,904            59.04           9.72           N/A
    Three Years .................................                    12,479            24.79           7.66           N/A
    One Year ....................................                    11,058            10.58          10.58          4.09
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Credit Suisse Trust Emerging Markets Subaccount     -11.48
    Life of Subaccount (from 05/01/98) ..........                     7,152           -28.48          -8.73        -10.09
    Life of Portfolio (from 12/31/97) ...........                     8,552           -14.48          -3.83           N/A
    Three Years .................................                    10,581             5.81           1.90          0.15
    One Year ....................................                     8,852           -11.48         -11.48        -16.71
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The Dreyfus Socially Responsible Growth Fund        -24.23
Subaccount
    Life of Subaccount (from 05/03/99) ..........                     7,811           -21.89          -8.85        -10.72
    Life of Portfolio (from 10/07/93) ...........                    23,270           132.70          10.80           N/A
    Five Years ..................................                    13,544            35.44           6.26           N/A
    Three Years .................................                     8,440           -15.60          -5.49           N/A
    One Year ....................................                     7,577           -24.23         -24.23        -28.72
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Fidelity VIP EquityIncome Subaccount                 -6.90
    Life of Subaccount (from 05/01/96) ..........                    15,349            53.49           7.85          7.31
    Life of Portfolio (from 10/09/86) ...........                    45,763           357.63          10.50           N/A
    Ten Years ...................................                    29,843           198.43          11.55           N/A
    Five Years ..................................                    14,259            42.59           7.35          6.43
    Three Years .................................                    10,335             3.35           1.11         -0.63
    One Year ....................................                     9,310            -6.90          -6.90        -12.39
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The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page 9 for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount                       -19.39%
    Life of Subaccount (from 05/01/96) ..........                   $16,483            64.83%          9.21%          8.70%
    Life of Portfolio (from 10/09/86) ...........                    57,659           476.59          12.18            N/A
    Ten Years ...................................                    29,288           192.88          11.34            N/A
    Five Years ..................................                    15,800            58.00           9.58           8.64
    Three Years .................................                     9,498            -5.02          -1.70          -3.40
    One Year ....................................                     8,061           -19.39         -19.39         -24.16
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Fidelity VIP II Asset Manager Subaccount              -6.05
    Life of Subaccount (from 05/01/96) ..........                    14,192            41.92           6.37           5.81
    Life of Portfolio (from 09/06/89) ...........                    27,347           173.47           8.50            N/A
    Ten Years ...................................                    21,332           113.32           7.87            N/A
    Five Years ..................................                    12,923            29.23           5.26           4.36
    Three Years .................................                     9,652            -3.48          -1.17          -2.87
    One Year ....................................                     9,395            -6.05          -6.05         -11.59
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Fidelity VIP II Contrafund(R)Subaccount              -14.07
    Life of Subaccount (from 05/01/96) ..........                    16,814            68.14           9.60           9.09
    Life of Portfolio (from 01/03/95) ...........                    24,977           149.77          13.98            N/A
    Five Years ..................................                    14,955            49.55           8.38           7.45
    Three Years .................................                     9,600            -4.00          -1.35          -3.05
    One Year ....................................                     8,593           -14.07         -14.07         -19.14
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Fidelity VIP II Index 500 Subaccount ............    -13.93
    Life of Subaccount (from 05/01/96) ..........                    17,082            70.82           9.90           9.40
    Life of Portfolio (from 08/27/92) ...........                    28,207           182.07          11.73            N/A
    Five Years ..................................                    14,892            48.92           8.29           7.36
    Three Years .................................                     9,055            -9.46          -3.26          -4.92
    One Year ....................................                     8,607           -13.93         -13.93         -19.01
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Janus Aspen Aggressive Growth Subaccount             -40.82
    Life of Subaccount (from 09/13/95) ..........                    14,442            44.42           6.00           5.63
    Life of Portfolio (from 09/14/93) ...........                    23,461           134.61          10.82            N/A
    Five Years ..................................                    12,793            27.93           5.05           4.14
    Three Years .................................                     8,764           -12.36          -4.30          -5.96
    One Year ....................................                     5,918           -40.82         -40.82         -44.36
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Janus Aspen Balanced Subaccount                       -6.61
    Life of Subaccount (from 09/13/95) ..........                    21,557           115.57          12.96          12.69
    Life of Portfolio (from 09/14/93) ...........                    26,737           167.37          12.58            N/A
    Five Years ..................................                    17,643            76.43          12.03          11.07
    Three Years .................................                    11,145            11.45           3.68           1.90
    One Year ....................................                     9,339            -6.61          -6.61         -12.12
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Janus Aspen Growth Subaccount                        -26.35
    Life of Subaccount (from 09/13/95) ..........                    17,060            70.60           8.84           8.52
    Life of Portfolio (from 09/14/93) ...........                    22,189           121.89          10.08            N/A
    Five Years ..................................                    14,028            40.28           7.00           6.08
    Three Years .................................                     8,724           -12.76          -4.45          -6.10
    One Year ....................................                     7,365           -26.35         -26.35         -30.72
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Janus Aspen Worldwide Growth Subaccount (5)          -24.09
    Life of Subaccount (from 09/13/95) ..........                    20,694           106.94          12.23          11.96
    Life of Portfolio (from 09/14/93) ...........                    29,717           197.17          14.02            N/A
    Five Years ..................................                    15,420            54.20           9.05           8.11
    Three Years .................................                    10,144             1.44           0.48          -1.25
    One Year ....................................                     7,591           -24.09         -24.09         -28.59
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J.P. Morgan Small Company Subaccount                  -9.97
    Life of Subaccount (from 05/03/99) ..........                    11,120            11.20           4.06           2.14
    Life of Portfolio (from 12/31/94) ...........                    19,697            96.97          10.16            N/A
    Five Years ..................................                    12,386            23.86           4.37            N/A
    Three Years .................................                    11,107            11.07           3.56            N/A
    One Year ....................................                     9,003            -9.97          -9.97         -15.29
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The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page 9 for additional information.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Pilgrim Emerging Markets Fund Subaccount (5)         -12.28%
    Life of Subaccount(from 09/13/95) ..........                    $6,932           -30.68%         -5.65%        -6.34%
    Life of Portfolio (from 03/30/94) ...........                     6,618           -33.82          -5.18           N/A
    Five Years ..................................                     6,982           -30.18          -6.93         -7.76
    Three Years .................................                    11,475            14.75           4.69          2.89
    One Year ....................................                     8,772           -12.28         -12.28        -17.47
--------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust Subaccount           -17.70
    Life of Subaccount (from 09/13/95) ..........                    11,119            11.19           1.70          1.23
    Life of Portfolio (from 10/14/91) ...........                    13,440            34.40           2.93           N/A
    Ten Years ...................................                    12,993            29.93           2.65           N/A
    Five Years ..................................                     8,865           -11.35          -2.38         -3.23
    Three Years .................................                    10,711             7.11           2.32          0.56
    One Year ....................................                     8,230           -17.70         -17.70        -22.57
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Scudder Bond Subaccount                                3.63
    Life of Subaccount (from 05/03/99) ..........                    10,980             9.80           3.57          1.65
    Life of Portfolio (from 07/16/85) ...........                    26,680           166.80           6.14           N/A
    Ten Years ...................................                    15,538            55.38           4.51           N/A
    Five Years ..................................                    12,242            22.42           4.13           N/A
    Three Years .................................                    10,927             9.27           3.00           N/A
    One Year ....................................                    10,363             3.63           3.63         -2.47
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Scudder Capital Growth Subaccount                    -21.06
    Life of Subaccount (from 05/01/98) ..........                     9,689            -3.11          -0.86         -2.14
    Life of Portfolio (from 07/16/85) ...........                    60,138           501.38          11.51           N/A
    Ten Years ...................................                    24,565           145.65           9.40           N/A
    Five Years ..................................                    14,962            49.62           8.39           N/A
    Three Years .................................                     9,262            -7.38          -2.52         -4.20
    One Year ....................................                     7,894           -21.06         -21.06        -25.74
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Scudder International Subaccount (5)                 -32.37
    Life of Subaccount (from 05/01/98) ..........                     7,798           -22.02          -6.55         -7.88
    Life of Portfolio (from 05/01/87) ...........                    21,428           114.28           5.33           N/A
    Ten Years ...................................                    15,135            51.35           4.23           N/A
    Five Years ..................................                     9,810            -1.90          -0.38           N/A
    Three Years .................................                     7,876           -21.24          -7.65         -9.25
    One Year ....................................                     6,763           -32.37         -32.37        -36.39
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Scudder Contrarian Value Subaccount                   -0.19
    Life of Subaccount (from 05/01/96) ..........                    17,650            76.50          10.54         10.04
    Life of Portfolio (from 05/01/96) ...........                    17,650            76.50          10.54         10.04
    Five Years ..................................                    15,035            50.35           8.50          7.57
    Three Years .................................                    10,016             0.16           0.05         -1.66
    One Year ....................................                     9,981            -0.19          -0.19         -6.07
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Scudder Government Securities Subaccount               5.34
    Life of Subaccount (from 11/06/89) ..........                    19,782            97.82           5.77          5.50
    Life of Portfolio (from 09/03/87) ...........                    22,493           124.93           5.82           N/A
    Ten Years ...................................                    15,538            55.38           4.51          3.99
    Five Years ..................................                    12,731            27.31           4.95          4.05
    Three Years .................................                    11,330            13.30           4.25          2.47
    One Year ....................................                    10,534             5.34           5.34         -0.86
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Scudder Growth Subaccount                            -24.00
    Life of Subaccount (from 12/13/83) ..........                    56,448           464.48          10.06          9.96
    Life of Portfolio (from 12/13/83) ...........                    56,448           464.48          10.06          9.96
    Ten Years ...................................                    18,422            84.22           6.30          5.77
    Five Years ..................................                    10,933             9.33           1.80          0.92
    Three Years .................................                     8,116           -18.84          -6.72         -8.34
    One Year ....................................                     7,600           -24.00         -24.00        -28.51
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Scudder High Yield Subaccount (6)                      0.56
    Life of Subaccount (from 04/14/82) ..........                    54,585           445.85           8.98          8.88
    Life of Portfolio (from 04/14/82) ...........                    54,585           445.85           8.98          8.88
    Ten Years ...................................                    16,639            66.39           5.22          4.70
    Five Years ..................................                     9,839            -1.61          -0.32         -1.19
    Three Years .................................                     9,023            -9.77          -3.37         -5.03
    One Year ....................................                    10,056             0.56           0.56         -5.36
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page 9 for additional information.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Research Subaccount (5)        -26.05%
    Life of Subaccount (from 01/06/92) ..........                   $14,857            48.57%          4.04%         3.69%
    Life of Portfolio (from 01/06/92) ...........                    14,857            48.57           4.04          3.69
    Five Years ..................................                     9,567            -4.33          -0.88         -1.74
    Three Years .................................                     8,247           -17.53          -6.22         -7.85
    One Year ....................................                     7,395           -26.05         -26.05        -30.43
--------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Subaccount               3.60
    Life of Subaccount (from 05/01/96) ..........                    12,527            25.27           4.05          3.46
    Life of Portfolio (from 05/01/96) ...........                    12,527            25.27           4.05          3.46
    Five Years ..................................                    12,175            21.75           4.01          3.12
    Three Years .................................                    10,736             7.36           2.40          0.64
    One Year ....................................                    10,360             3.60           3.60         -2.50
--------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Subaccount (7)                    1.68
    Life of Subaccount (from 04/14/82) ..........                    25,098           150.98           4.77          4.56
    Life of Portfolio (from 04/14/82) ...........                    25,098           150.98           4.77          4.56
    Ten Years ...................................                    12,986            29.86           2.65          2.13
    Five Years ..................................                    11,610            16.10           3.03          2.14
    Three Years .................................                    10,890             8.90           2.88          1.12
    One Year ....................................                    10,168             1.68           1.68         -4.30
--------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Subaccount                  -30.36
    Life of Subaccount (from 05/02/94) ..........                    20,818           108.18          10.03          9.76
    Life of Portfolio (from 05/02/94) ...........                    20,818           108.18          10.03          9.76
    Five Years ..................................                    12,349            23.49           4.31          3.40
    Three Years .................................                     8,053           -19.47          -6.96         -8.58
    One Year ....................................                     6,964           -30.36         -30.36        -34.51
--------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Value Subaccount                    15.34
    Life of Subaccount (from 05/01/96) ..........                    12,508            25.08           4.03          3.43
    Life of Portfolio (from 05/01/96) ...........                    12,508            25.08           4.03          3.43
    Five Years ..................................                    12,362            23.62           4.33          3.43
    Three Years .................................                    11,880            18.80           5.91          4.10
    One Year ....................................                    11,534            15.34          15.34          8.57
--------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Subaccount                 -33.89
    Life of Subaccount (from 05/03/99) ..........                     8,928           -10.72          -4.16         -6.05
    Life of Portfolio (from 05/03/99) ...........                     8,928           -10.72          -4.16         -6.05
    One Year ....................................                     6,611           -33.89         -33.89        -37.83
--------------------------------------------------------------------------------------------------------------------------------
 Scudder Total Return Subaccount (6)                  -8.01
    Life of Subaccount (from 04/14/82) ..........                    69,988           599.88          10.37         10.29
    Life of Portfolio (from 04/14/82) ...........                    69,988           599.88          10.37         10.29
    Ten Years ...................................                    18,280            82.80           6.22          5.69
    Five Years ..................................                    13,190            31.90           5.69          4.79
    Three Years .................................                     9,901            -0.99          -0.33         -2.04
    One Year ....................................                     9,199            -8.01          -8.01        -13.44
--------------------------------------------------------------------------------------------------------------------------------
SVS Focus Value+Growth Subaccount                    -16.14
    Life of Subaccount (from 05/01/96) ..........                    15,037            50.37           7.46          6.92
    Life of Portfolio (from 05/01/96) ...........                    15,037            50.37           7.46          6.92
    Five Years ..................................                    13,151            31.51           5.63          4.72
    Three Years .................................                     9,038            -9.62          -3.32         -4.98
    One Year ....................................                     8,386           -16.14         -16.14        -21.10
--------------------------------------------------------------------------------------------------------------------------------


The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page 9 for additional information.

                           PERFORMANCE FIGURES--NOTES

*    N/A Not Applicable

(1) The Non-standardized Total Return figures quoted are based on a hypothetical $10,000 initial investment and assume the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states. The Non-standardized Total Return figures reflect the current charge for the MIAA program, but not the Guaranteed Minimum Death Benefit rider charge or the Earnings Based Death Benefit rider charge. If such charges were reflected, Non-standardized Total Return would be lower.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assume the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected. The Standardized Average Annual Total Return figures reflect the maximum charge for the MIAA program, but not the Guaranteed Minimum Death Benefit rider charge or the Earnings Based Death Benefit rider charge. If such charges were reflected, Non-standardized Total Return would be lower.

(3) The Year to Date percentage return figures quoted are based on the change in unit values for the period January 1, 2001 through December 31, 2001.

(4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                               PERFORMANCE FIGURES
                            (as of December 31, 2001)

                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
------------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                      -13.99%
    Life of Subaccount (from 05/03/99) ........                      $8,444           -15.56%         -6.15%        -8.03%
    Life of Portfolio (from 01/06/89) .........                      60,704           507.04          14.89          N/A
    Ten Years .................................                      33,350           233.50          12.80          N/A
    Five Years ................................                      16,881            68.81          11.04          N/A
    Three Years ...............................                       9,374            -6.26          -2.13          N/A
    One Year ..................................                       8,601           -13.99         -13.99        -19.08
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Subaccount                -8.79
    Life of Subaccount (from 07/03/00) ........                       8,495           -15.05           N/A           N/A
    Life of Portfolio (from 04/30/93) .........                      39,051           290.51          17.00          N/A
    Five Years ................................                      18,224            82.24          12.75          N/A
    Three Years ...............................                      12,607            26.07           8.03          N/A
    One Year ..................................                       9,121            -8.79          -8.79          N/A
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Subaccount        -31.40
    Life of Subaccount (from 05/03/99) ........                       6,599           -34.01         -14.44        -16.30
    Life of Portfolio (from 09/20/88) .........                      35,327           253.27           9.96          N/A
    Ten Years .................................                      12,887            28.87           2.57          N/A
    Five Years ................................                       8,416           -15.84          -3.39          N/A
    Three Years ...............................                       6,820           -31.80         -11.98          N/A
    One Year ..................................                       6,860           -31.40         -31.40        -35.48
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Subaccount        -10.59
    Life of Subaccount (from 05/03/99) ........                       8,452           -15.48          -6.11         -7.99
    Life of Portfolio (from 10/30/97) .........                      12,115            21.15           4.71          N/A
    Three Years ...............................                       9,011            -9.89          -3.41          N/A
    One Year ..................................                       8,941           -10.59         -10.59        -15.87
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Subaccount                   10.24
    Life of Subaccount (from 05/03/99) ........                      11,167            11.67           4.23          2.30
    Life of Portfolio (from 05/01/96) .........                      17,668            76.68          10.56          N/A
    Five Years ................................                      15,737            57.37           9.49          N/A
    Three Years ...............................                      12,377            23.77           7.37          N/A
    One Year ..................................                      11,024            10.24          10.24          3.76
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Emerging Markets Subaccount       -11.83
    Life of Subaccount (from 05/01/98) ........                       7,026           -29.74          -9.17        -10.53
    Life of Portfolio (from 12/31/97) .........                       8,415           -15.85          -4.22          N/A
    Three Years ...............................                      10,480             4.80           1.57         -0.17
    One Year ..................................                       8,817           -11.83         -11.83        -17.04
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund          -24.57
Subaccount
    Life of Subaccount (from 05/03/99) ........                       7,720           -22.80          -9.25        -11.13
    Life of Portfolio (from 10/07/93) .........                      22,990           129.90          10.63          N/A
    Five Years ................................                      13,377            33.77           5.99          N/A
    Three Years ...............................                       8,339           -16.61          -5.88          N/A
    One Year ..................................                       7,543           -24.57         -24.57        -29.04
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Subaccount                  -7.25
    Life of Subaccount (from 05/01/96) ........                      15,155            51.55           7.61          7.07
    Life of Portfolio (from 10/09/86) .........                      45,251           352.51          10.41          N/A
    Ten Years .................................                      29,519           195.19          11.43          N/A
    Five Years ................................                      14,092            40.92           7.10          6.18
    Three Years ...............................                      10,234             2.34           0.77         -0.96
    One Year ..................................                       9,275            -7.25          -7.25        -12.72
------------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page 14 for additional information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
------------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount                        -19.73%
    Life of Subaccount (from 05/01/96) .........                    $16,290            62.90%          8.98%         8.47%
    Life of Portfolio (from 10/09/86) ..........                     57,147           471.47          12.12          N/A
    Ten Years ..................................                     28,964           189.64          11.22          N/A
    Five Years .................................                     15,633            56.33           9.35          8.41
    Three Years ................................                      9,396            -6.04          -2.05         -3.74
    One Year ...................................                      8,027           -19.73         -19.73        -24.49
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Subaccount               -6.39
    Life of Subaccount (from 05/01/96) .........                     13,998            39.98           6.11          5.55
    Life of Portfolio (from 09/06/89) ..........                     26,931           169.31           8.37          N/A
    Ten Years ..................................                     21,009           110.09           7.71          N/A
    Five Years .................................                     12,756            27.56           4.99          4.09
    Three Years ................................                      9,550            -4.50          -1.52         -3.22
    One Year ...................................                      9,361            -6.39          -6.39        -11.91
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Subaccount                -14.41
    Life of Subaccount (from 05/01/96) .........                     16,620            66.20           9.37          8.86
    Life of Portfolio (from 01/03/95) ..........                     24,739           147.39          13.82          N/A
    Five Years .................................                     14,788            47.88           8.14          7.21
    Three Years ................................                      9,498            -5.02          -1.70         -3.39
    One Year ...................................                      8,559           -14.41         -14.41        -19.47
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Subaccount                  -14.27
    Life of Subaccount (from 05/01/96) .........                     16,888            68.88           9.68          9.17
    Life of Portfolio (from 08/27/92) ..........                     27,890           178.90          11.59          N/A
    Five Years .................................                     14,724            47.24           8.05          7.12
    Three Years ................................                      8,953           -10.47          -3.62         -5.28
    One Year ...................................                      8,573           -14.27         -14.27        -19.34
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Subaccount              -41.17
    Life of Subaccount (from 09/13/95) .........                     14,227            42.27           5.75          5.38
    Life of Portfolio (from 09/14/93) ..........                     23,179           131.79          10.66          N/A
    Five Years .................................                     12,626            26.26           4.77          3.86
    Three Years ................................                      8,663           -13.37          -4.67         -6.33
    One Year ...................................                      5,883           -41.17         -41.17        -44.68
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Subaccount                        -6.96
    Life of Subaccount (from 09/13/95) .........                     21,342           113.42          12.78         12.51
    Life of Portfolio (from 09/14/93) ..........                     26,455           164.55          12.43          N/A
    Five Years .................................                     17,476            74.76          11.81         10.86
    Three Years ................................                     11,043            10.43           3.36          1.59
    One Year ...................................                      9,304            -6.96          -6.96        -12.44
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Subaccount                         -26.70
    Life of Subaccount (from 09/13/95) .........                     16,845            68.45           8.62          8.30
    Life of Portfolio (from 09/14/93) ..........                     21,906           119.06           9.91          N/A
    Five Years .................................                     13,861            38.61           6.75          5.83
    Three Years ................................                      8,623           -13.77          -4.82         -6.47
    One Year ...................................                      7,330           -26.70         -26.70        -31.05
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Subaccount (5)           -24.44
    Life of Subaccount (from 09/13/95) .........                     20,479           104.79          12.04         11.77
    Life of Portfolio (from 09/14/93) ..........                     29,435           194.35          13.89          N/A
    Five Years .................................                     15,253            52.53           8.81          7.88
    Three Years ................................                     10,042             0.42           0.14         -1.58
    One Year ...................................                      7,556           -24.44         -24.44        -28.92
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Subaccount                  -10.31
    Life of Subaccount (from 05/03/99) .........                     11,028            10.28           3.74          1.82
    Life of Portfolio (from 12/31/94) ..........                     19,458            94.58           9.97          N/A
    Five Years .................................                     12,219            22.19           4.09          N/A
    Three Years ................................                     11,005            10.05           3.24          N/A
    One Year ...................................                      8,969           -10.31         -10.31        -15.61
------------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page 14 for additional information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
------------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
------------------------------------------------------------------------------------------------------------------------------------
Pilgrim Emerging Markets Fund Subaccount (5)          -12.62%
    Life of Subaccount( from 09/13/95) ........                      $6,717           -32.83%         -6.12%        -6.83%
    Life of Portfolio (from 03/30/94) .........                       6,354           -36.46          -5.68          N/A
    Five Years ................................                       6,815           -31.85          -7.38         -8.21
    Three Years ...............................                      11,373            13.73           4.38          2.58
    One Year ..................................                       8,738           -12.62         -12.62        -17.79
------------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust Subaccount            -18.04
    Life of Subaccount (from 09/13/95) ........                      10,903             9.03           1.38          0.91
    Life of Portfolio (from 10/14/91) .........                      13,094            30.94           2.67          N/A
    Ten Years .................................                      12,670            26.70           2.39          N/A
    Five Years ................................                       8,698           -13.02          -2.75         -3.60
    Three Years ...............................                      10,610             6.10           1.99          0.24
    One Year ..................................                       8,196           -18.04         -18.04        -22.89
------------------------------------------------------------------------------------------------------------------------------------
Scudder Bond Subaccount                                 3.28
    Life of Subaccount (from 05/03/99) ........                      10,889             8.89           3.25          1.33
    Life of Portfolio (from 07/16/85) .........                      26,127           161.27           6.00          N/A
    Ten Years .................................                      15,215            52.15           4.29          N/A
    Five Years ................................                      12,075            20.75           3.84          N/A
    Three Years ...............................                      10,825             8.25           2.68          N/A
    One Year ..................................                      10,328             3.28           3.28         -2.79
------------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Subaccount                     -21.41
    Life of Subaccount (from 05/01/98) ........                       9,563            -4.37          -1.21         -2.49
    Life of Portfolio (from 07/16/85) .........                      59,586           495.86          11.44          N/A
    Ten Years .................................                      24,241           142.41           9.26          N/A
    Five Years ................................                      14,794            47.94           8.15          N/A
    Three Years ...............................                       9,160            -8.40          -2.88         -4.56
    One Year ..................................                       7,859           -21.41         -21.41        -26.07
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Subaccount (5)                  -32.71
    Life of Subaccount (from 05/01/98) ........                       7,673           -23.27          -6.96         -8.30
    Life of Portfolio (from 05/01/87) .........                      20,935           109.35           5.16          N/A
    Ten Years .................................                      14,812            48.12           4.01          N/A
    Five Years ................................                       9,642            -3.58          -0.73          N/A
    Three Years ...............................                       7,774           -22.26          -8.05         -9.64
    One Year ..................................                       6,729           -32.71         -32.71        -36.71
------------------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Subaccount                    -0.54
    Life of Subaccount (from 05/01/96) ........                      17,457            74.57          10.32          9.82
    Life of Portfolio (from 05/01/96) .........                      17,457            74.57          10.32          9.82
    Five Years ................................                      14,868            48.68           8.26          7.33
    Three Years ...............................                       9,915            -0.85          -0.28         -2.00
    One Year ..................................                       9,946            -0.54          -0.54         -6.40
------------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Subaccount                4.99
    Life of Subaccount (from 11/06/89) ........                      19,371            93.71           5.59          5.31
    Life of Portfolio (from 09/03/87) .........                      22,011           120.11           5.66          N/A
    Ten Years .................................                      15,215            52.15           4.29          3.77
    Five Years ................................                      12,564            25.64           4.67          3.77
    Three Years ...............................                      11,228            12.28           3.94          2.16
    One Year ..................................                      10,499             4.99           4.99         -1.18
------------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Subaccount                             -24.35
    Life of Subaccount (from 12/13/83) ........                      55,844           458.44           9.99          9.89
    Life of Portfolio (from 12/13/83) .........                      55,844           458.44           9.99          9.89
    Ten Years .................................                      18,098            80.98           6.11          5.58
    Five Years ................................                      10,766             7.66           1.49          0.60
    Three Years ...............................                       8,015           -19.85          -7.11         -8.72
    One Year ..................................                       7,565           -24.35         -24.35        -28.83
------------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Subaccount (6)                       0.21%
    Life of Subaccount (from 04/14/82) ........                     $53,927           439.27%          8.92%         8.81%
    Life of Portfolio (from 04/14/82) .........                      53,927           439.27           8.92          8.81
    Ten Years .................................                      16,316            63.16           5.02          4.49
    Five Years ................................                       9,672            -3.28          -0.66         -1.53
    Three Years ...............................                       8,922           -10.78          -3.73         -5.39
    One Year ..................................                      10,021             0.21           0.21         -5.69
------------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page 14 for additional information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
------------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Research Subaccount (5)         -26.39%
    Life of Subaccount (from 01/06/92) .........                    $14,518            45.18%          3.80%         3.44%
    Life of Portfolio (from 01/06/92) ..........                     14,518            45.18           3.80          3.44
    Five Years .................................                      9,400            -6.00          -1.23         -2.09
    Three Years ................................                      8,145           -18.55          -6.61         -8.23
    One Year ...................................                      7,361           -26.39         -26.39        -30.76
------------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Subaccount                3.25
    Life of Subaccount (from 05/01/96) .........                     12,333            23.33           3.77         3.17
    Life of Portfolio (from 05/01/96) ..........                     12,333            23.33           3.77         3.17
    Five Years .................................                     12,008            20.08           3.73         2.83
    Three Years ................................                     10,635             6.35           2.07         0.32
    One Year ...................................                     10,325             3.25           3.25        -2.82
------------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Subaccount (7)                     1.34
    Life of Subaccount (from 04/14/82) .........                     24,440           144.40           4.63          4.42
    Life of Portfolio (from 04/14/82) ..........                     24,440           144.40           4.63          4.42
    Ten Years ..................................                     12,663            26.63           2.39          1.88
    Five Years .................................                     11,443            14.43           2.73          1.85
    Three Years ................................                     10,788             7.88           2.56          0.80
    One Year ...................................                     10,134             1.34           1.34         -4.62
------------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Subaccount                   -30.71
    Life of Subaccount (from 05/02/94) .........                     20,557           105.57           9.85          9.58
    Life of Portfolio (from 05/02/94) ..........                     20,557           105.57           9.85          9.58
    Five Years .................................                     12,182            21.82           4.03          3.12
    Three Years ................................                      7,951           -20.49          -7.36         -8.97
    One Year ...................................                      6,929           -30.71         -30.71        -34.84
------------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Value Subaccount                     15.00
    Life of Subaccount (from 05/01/96) .........                     12,315            23.15           3.74          3.14
    Life of Portfolio (from 05/01/96) ..........                     12,315            23.15           3.74          3.14
    Five Years .................................                     12,195            21.95           4.05          3.15
    Three Years ................................                     11,779            17.79           5.61          3.80
    One Year ...................................                     11,500            15.00          15.00          8.25
------------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Subaccount                  -34.23
    Life of Subaccount (from 05/03/99) .........                      8,837           -11.63          -4.53         -6.42
    Life of Portfolio (from 05/03/99) ..........                      8,837           -11.63          -4.53         -6.42
    One Year ...................................                      6,577           -34.23         -34.23        -38.16
------------------------------------------------------------------------------------------------------------------------------------
 Scudder Total Return Subaccount (6)                   -8.36
    Life of Subaccount (from 04/14/82) .........                     69,330           593.30          10.31         10.23
    Life of Portfolio (from 04/14/82) ..........                     69,330           593.30          10.31         10.23
    Ten Years ..................................                     17,956            79.56           6.03          5.50
    Five Years .................................                     13,023            30.23           5.42          4.52
    Three Years ................................                      9,799            -2.01          -0.67         -2.38
    One Year ...................................                      9,164            -8.36          -8.36        -13.77
------------------------------------------------------------------------------------------------------------------------------------
SVS Focus Value+Growth Subaccount                     -16.49
    Life of Subaccount (from 05/01/96) .........                     14,843            48.43           7.21          6.67
    Life of Portfolio (from 05/01/96) ..........                     14,843            48.43           7.21          6.67
    Five Years .................................                     12,984            29.84           5.36          4.45
    Three Years ................................                      8,936           -10.64          -3.68         -5.34
    One Year ...................................                      8,351           -16.49         -16.49        -21.43
------------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page 14 for additional information.

                           PERFORMANCE FIGURES--NOTES

*  N/A Not Applicable

(1) The Non-standardized Total Return figures quoted are based on a hypothetical $10,000 initial investment and assume the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states. The Non-standardized Total Return figures reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider charge and the Earnings Based Death Benefit rider Charge.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assume the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected. The Standardized Average Annual Total Return figures reflect the maximum charge for the MIAA program, the Guaranteed Minimum Death Benefit rider charge and the Earnings Based Death Benefit rider charge.

(3) The Year to Date percentage return figures quoted are based on the change in unit values for the period January 1, 2001 through December 31, 2001.

(4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The following tables illustrate an assumed $10,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, the Guaranteed Minimum Death Benefit rider or the Earnings Based Death Benefit rider and thus may be higher than if such charge were deducted. Each table covers the period from commencement of operations of the Subaccount to December 31, 2001.

                        ALGER AMERICAN GROWTH SUBACCOUNT

                                                         Qualified
                                                         and Non-
Year                                                     Qualified
Ended                                                      Total
12/31                                                      Value
-----                                                      -----
1999 ..................................................   $11,897
2000 ..................................................    10,009
2001 ..................................................     8,535

                     ALGER AMERICAN MIDCAP GROWTH SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
2001 .................................................   $8,546

                 ALGER AMERICAN SMALL CAPITALIZATION SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
1999 .................................................   $13,735
2000 .................................................     9,872
2001 .................................................     6,691

                 AMERICAN CENTURY VP INCOME & GROWTH SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
1999 .................................................   $10,925
2000 .................................................     9,641
2001 .................................................     8,544

                      AMERICAN CENTURY VP VALUE SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
1999 ................................................    $ 8,805
2000 ................................................     10,269
2001 ................................................     11,259

                 CREDIT SUISSE TRUST EMERGING MARKETS SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
2001 .................................................   $7,152

                 DREYFUS SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
1999 .................................................  $11,901
2000 .................................................   10,453
2001 .................................................    7,811

                      FIDELITY VIP EQUITY-INCOME SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
1996 .................................................   $10,687
1997 .................................................    13,502
1998 .................................................    14,867
1999 .................................................    15,647
2000 .................................................    16,748
2001 .................................................    15,349

                         FIDELITY VIP GROWTH SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
1996 .................................................   $10,347
1997 .................................................    12,599
1998 .................................................    17,336
1999 .................................................    23,584
2000 .................................................    20,726
2001 .................................................    16,483

                    FIDELITY VIP II ASSET MANAGER SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
1996 ..................................................  $10,916
1997 ..................................................   12,987
1998 ..................................................   14,736
1999 ..................................................   16,211
2000 ..................................................   15,374
2001 ..................................................   14,192

                    FIDELITY VIP II CONTRAFUND(R) SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                     -----
1996 ..................................................  $11,145
1997 ..................................................   13,646
1998 ..................................................   17,498
1999 ..................................................   21,512
2000 ..................................................   19,830
2001 ..................................................   16,814

                      FIDELITY VIP II INDEX 500 SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                   ---------
1996 ................................................... $11,366
1997 ...................................................  14,874
1998 ...................................................  18,828
1999 ...................................................  22,457
2000 ...................................................  20,107
2001 ...................................................  17,082


                    JANUS ASPEN AGGRESSIVE GROWTH SUBACCOUNT

                                                      Qualified
                                                      and Non-
Year                                                  Qualified
Ended                                                   Total
12/31                                                   Value
-----                                                 ---------
1995 ................................................  $10,552
1996 ................................................   11,231
1997 ................................................   12,477
1998 ................................................   16,524
1999 ................................................   36,904
2000 ................................................   24,839
2001 ................................................   14,442


                         JANUS ASPEN BALANCED SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                   ---------
1995 ..................................................  $10,547
1996 ..................................................   12,082
1997 ..................................................   14,549
1998 ..................................................   19,273
1999 ..................................................   24,188
2000 ..................................................   23,335
2001 ..................................................   21,557



                          JANUS ASPEN GROWTH SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                   ---------
1995 ................................................... $10,327
1996 ...................................................  12,062
1997 ...................................................  14,602
1998 ...................................................  19,541
1999 ...................................................  27,865
2000 ...................................................  30,576
2001 ...................................................  17,060

                     JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT

                                                        Qualified
                                                        and Non-
Year                                                    Qualified
Ended                                                     Total
12/31                                                     Value
-----                                                   ---------
1995 ................................................... $10,425
1996 ...................................................  13,266
1997 ...................................................  15,984
1998 ...................................................  20,330
1999 ...................................................  33,100
2000 ...................................................  39,503
2001 ...................................................  20,694


                      J.P. MORGAN SMALL COMPANY SUBACCOUNT

                                                         Qualified
                                                         and Non-
Year                                                     Qualified
Ended                                                      Total
12/31                                                      Value
-----                                                    ---------
1999 ...................................................  $14,220
2000 ...................................................   12,449
2001 ...................................................   11,120


                       PILGRIM EMERGING MARKETS SUBACCOUNT

                                                         Qualified
                                                         and Non-
Year                                                     Qualified
Ended                                                      Total
12/31                                                      Value
-----                                                    ---------
1995 ...................................................  $ 9,547
1996 ...................................................   10,111
1997 ...................................................    8,820
1998 ...................................................    6,244
1999 ...................................................   16,499
2000 ...................................................    8,295
2001 ...................................................    6,932



                   PILGRIM NATURAL RESOURCES TRUST SUBACCOUNT

                                                          Qualified
                                                          and Non-
Year                                                      Qualified
Ended                                                       Total
12/31                                                       Value
-----                                                     ---------
1995 ..................................................... $10,032
1996 .....................................................  12,556
1997 .....................................................  13,272
1998 .....................................................  10,523
1999 .....................................................  11,882
2000 .....................................................  13,884
2001 .....................................................  11,119

                             SCUDDER BOND SUBACCOUNT

                                                         Qualified
                                                         and Non-
Year                                                     Qualified
Ended                                                      Total
12/31                                                      Value
-----                                                    ---------
1999 .................................................... $ 9,794
2000 ....................................................  10,689
2001 ....................................................  10,980


                        SCUDDER CAPITAL GROWTH SUBACCOUNT

                                                         Qualified
                                                         and Non-
Year                                                     Qualified
Ended                                                      Total
12/31                                                      Value
------                                                   ----------
1999 .................................................... $12,607
2000 ....................................................  12,473
2001 ....................................................   9,689


                        SCUDDER INTERNATIONAL SUBACCOUNT

                                                         Qualified
                                                         and Non-
Year                                                     Qualified
Ended                                                      Total
12/31                                                      Value
------                                                   ----------
1999 ...................................................  $14,123
2000 ...................................................   11,777
2001 ...................................................    7,798


                     SCUDDER CONTRARIAN(R) VALUE SUBACCOUNT

                                                         Qualified
                                                         and Non-
Year                                                     Qualified
Ended                                                      Total
12/31                                                      Value
-----                                                    ----------
1996 .................................................... $11,628
1997 ....................................................  14,954
1998 ....................................................  17,595
1999 ....................................................  15,628
2000 ....................................................  17,916
2001 ....................................................  17,650



                    SCUDDER GOVERNMENT SECURITIES SUBACCOUNT

                                                         Qualified
                                                         and Non-
Year                                                     Qualified
Ended                                                      Total
12/31                                                      Value
------                                                   ----------
1987 ...................................................  $10,030
1988 ...................................................   10,232
1989 ...................................................   11,437
1990 ...................................................   12,396
1991 ...................................................   14,084
1992 ...................................................   14,708
1993 ...................................................   15,559
1994 ...................................................   14,925
1995 ...................................................   17,511
1996 ...................................................   17,711
1997 ...................................................   19,032
1998 ...................................................   20,092
1999 ...................................................   20,135
2000 ...................................................   22,050
2001 ...................................................   19,782

                            SCUDDER GROWTH SUBACCOUNT

                                                                     Non-
Year                                      Qualified               Qualified
Ended                                       Total                   Total
12/31                                       Value                   Value
-----                                     ----------              ----------
1983 ..................................... $10,290                 $10,271
1984 .....................................  11,254                  11,237
1985 .....................................  13,898                  13,877
1986 .....................................  14,986                  14,965
1987 .....................................  15,043                  15,022
1988 .....................................  14,908                  14,887
1989 .....................................  18,871                  18,844
1990 .....................................  18,736                  18,709
1991 .....................................  29,479                  29,437
1992 .....................................  30,123                  30,080
1993 .....................................  34,063                  34,011
1994 .....................................  32,261                  32,215
1995 .....................................  42,330                  42,269
1996 .....................................  50,798                  50,725
1997 .....................................  60,828                  60,741
1998 .....................................  69,098                  68,998
1999 .....................................  94,008                  93,874
2000 .....................................  75,118                  75,010
2001 .....................................  56,448                  56,366


                          SCUDDER HIGH YIELD SUBACCOUNT

                                                                  Non-
Year                                   Qualified               Qualified
Ended                                    Total                   Total
12/31                                    Value                   Value
------                                 ----------              ----------
1982 .................................  $12,363                 $11,920
1983 .................................   14,000                  13,427
1984 .................................   15,557                  15,155
1985 .................................   18,686                  18,203
1986 .................................   21,710                  21,149
1987 .................................   22,693                  22,105
1988 .................................   25,944                  25,273
1989 .................................   25,278                  24,624
1990 .................................   21,092                  20,546
1991 .................................   31,597                  30,778
1992 .................................   36,712                  35,760
1993 .................................   43,466                  42,338
1994 .................................   41,931                  40,843
1995 .................................   48,576                  47,315
1996 .................................   54,699                  53,249
1997 .................................   60,215                  58,651
1998 .................................   60,289                  58,723
1999 .................................   61,121                  59,542
2000 .................................   55,102                  53,679
2001 .................................   54,585                  53,143


                    SCUDDER INTERNATIONAL RESEARCH SUBACCOUNT

                                                             Qualified
                                                             and Non-
Year                                                         Qualified
Ended                                                          Total
12/31                                                          Value
------                                                       -----------
1992 ....................................................... $ 9,803
1993 .......................................................  12,836
1994 .......................................................  12,187
1995 .......................................................  13,559
1996 .......................................................  15,576
1997 .......................................................  16,818
1998 .......................................................  18,253
1999 .......................................................  26,451
2000 .......................................................  20,762
2001 .......................................................  14,857

                    SCUDDER INVESTMENT GRADE BOND SUBACCOUNT

                                                               Qualified
                                                               and Non-
Year                                                           Qualified
Ended                                                            Total
12/31                                                            Value
------                                                         ----------
1996 .......................................................... $10,260
1997 ..........................................................  11,033
1998 ..........................................................  11,746
1999 ..........................................................  11,386
2000 ..........................................................  12,353
2001 ..........................................................  12,527


                       SCUDDER MONEY MARKET SUBACCOUNT #1

                                                               Qualified
                                                               and Non-
Year                                                           Qualified
Ended                                                            Total
12/31                                                            Value
------                                                         ----------
1982 .......................................................... $10,747
1983 ..........................................................  11,575
1984 ..........................................................  12,630
1985 ..........................................................  13,479
1986 ..........................................................  14,185
1987 ..........................................................  14,922
1988 ..........................................................  15,827
1989 ..........................................................  17,045
1990 ..........................................................  18,195
1991 ..........................................................  19,003
1992 ..........................................................  19,385
1993 ..........................................................  19,661
1994 ..........................................................  20,157
1995 ..........................................................  21,001
1996 ..........................................................  21,755
1997 ..........................................................  22,581
1998 ..........................................................  23,418
1999 ..........................................................  24,551
2000 ..........................................................  25,708
2001 ..........................................................  25,098


                       SCUDDER SMALL CAP GROWTH SUBACCOUNT

                                                             Qualified
                                                             and Non-
Year                                                         Qualified
Ended                                                          Total
12/31                                                          Value
------                                                       ----------
1994 ....................................................... $10,296
1995 .......................................................  13,208
1996 .......................................................  16,680
1997 .......................................................  22,085
1998 .......................................................  25,795
1999 .......................................................  34,396
2000 .......................................................  30,318
2001 .......................................................  20,818


                       SCUDDER SMALL CAP VALUE SUBACCOUNT

                                                               Qualified
                                                               and Non-
Year                                                           Qualified
Ended                                                            Total
12/31                                                            Value
------                                                         ----------
1996 .........................................................  $10,091
1997 .........................................................   12,117
1998 .........................................................   10,606
1999 .........................................................   10,789
2000 .........................................................   11,082
2001 .........................................................   12,508

                      SCUDDER TECHNOLOGY GROWTH SUBACCOUNT

                                                               Qualified
                                                               and Non-
Year                                                           Qualified
Ended                                                            Total
12/31                                                            Value
------                                                        -----------
2001 ..........................................................  $8,928


                         SCUDDER TOTAL RETURN SUBACCOUNT

                                                                 Non-
Year                                  Qualified               Qualified
Ended                                   Total                   Total
12/31                                   Value                   Value
------                                ----------              ----------
1982 ................................  $12,336                 $11,769
1983 ................................   14,313                  13,211
1984 ................................   13,427                  12,508
1985 ................................   17,019                  15,853
1986 ................................   19,328                  18,003
1987 ................................   19,188                  17,872
1988 ................................   21,207                  19,752
1989 ................................   25,945                  24,164
1990 ................................   26,889                  25,043
1991 ................................   36,583                  34,069
1992 ................................   36,703                  34,179
1993 ................................   40,598                  37,805
1994 ................................   36,253                  33,758
1995 ................................   45,056                  41,953
1996 ................................   51,903                  48,327
1997 ................................   61,440                  57,204
1998 ................................   69,811                  64,996
1999 ................................   79,931                  74,474
2000 ................................   76,834                  71,588
2001 ................................   69,988                  65,125



                        SVS FOCUS VALUE+GROWTH SUBACCOUNT

                                                               Qualified
                                                               and Non-
Year                                                           Qualified
Ended                                                            Total
12/31                                                            Value
------                                                         ----------
1996 .......................................................... $11,354
1997 ..........................................................  14,051
1998 ..........................................................  16,656
1999 ..........................................................  19,202
2000 ..........................................................  18,217
2001 ..........................................................  15,037

TAX-DEFERRED ACCUMULATION

                                     TAX-DEFERRED                              NON-QUALIFIED
                                  RETIREMENT ANNUITY                              ANNUITY                    CONVENTIONAL
                               Before-tax contributions                  After-tax contributions             SAVINGS PLAN
                               and tax-deferred earnings.               and tax-deferred earnings.            After-tax
                               --------------------------               --------------------------          contributions
                                            Taxable Lump                               Taxable Lump          and taxable
                        No Withdrawals     Sum Withdrawal        No Withdrawals       Sum Withdrawal          earnings.
                        --------------     --------------        --------------       --------------         -----------
10 Years ................  $ 36,256             $ 25,017             $ 25,017            $ 22,395            $ 21,974
20 Years ................   114,532               79,027               79,027              64,795              59,581
30 Years ................   283,522              195,630              195,630             150,385             123,940

This chart compares the accumulation of monthly contributions into a Tax-Deferred Retirement Annuity (such as a SIMPLE IRA or a Section 403(b) annuity) through a payroll reduction program, a Non-Qualified Annuity and a Conventional Savings Plan. Before-tax contributions to the Tax-Deferred Retirement Annuity are $200 per month and the entire amount of a taxable lump sum withdrawal will be subject to income tax. After-tax contributions to the Non-Qualified Annuity and the Conventional Savings Plan are $138 per month. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 31% federal marginal tax rate, representative of the target market, and an 8% annual return. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Tax-deferred retirement accumulations, as well as the income on Non-Qualified Annuities, are taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following charges and expenses under Kemper Advantage
III: 1.00% mortality and expense risk; 0.30% administration charges; any optional benefit charge; 6% maximum deferred withdrawal charge; and a maximum of $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN]

Unlike savings plans, contributions to tax qualified retirement plans and Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax qualified retirement plans are not subject to current tax in the year of contribution. When monies are received from a tax-deferred retirement annuity or Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                                STATE REGULATION

 KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                         CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2001. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

                                     EXPERTS

The consolidated financial statements of KILICO as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 2001, 2000, and 1999, and the financial statements of KILICO Variable Annuity Separate Account as of December 31, 2001 and the related combined statements of operations and changes in contract owner's equity for each of the two years ended December 31, 2001 have been audited by PricewaterhouseCoopers LLP, independent auditors, and included herein in reliance upon the report of such firm and upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                        Report of Independent Accountants

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and Contract Owners of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners' equity and the related statement of operations and changes in contract owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account (which includes the following subaccounts: Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus Socially Responsible Growth Fund, Dreyfus I.P. Mid Cap Stock, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP II Contrafund, Templeton Developing Markets Securities, INVESCO VIF Utilities, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth and Income, Janus Aspen Growth, Janus Aspen Worldwide Growth, J.P. Morgan Small Company, PIMCO Foreign Bond, PIMCO Low Duration Bond, Pilgrim Emerging Markets, Pilgrim Natural Resources Trust, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market, Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Yield, Scudder International Research, Scudder Investment Grade Bond, Scudder Money Market, Scudder New Europe, Scudder Small Cap Growth, Scudder Small Cap Value, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dynamic Growth, SVS Focus Value + Growth, SVS Focused Large Cap Growth, SVS Growth and Income, SVS Growth Opportunities, SVS Index 500, SVS Mid Cap Growth, SVS Strategic Equity, and SVS Venture Value) at December 31, 2001 and the results of its operations for the year then ended and the changes in contract owners' equity for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois
February 22, 2002

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract
Owners' Equity

December 31, 2001
(in thousands)

                                                                                                           The Alger American Fund
                                                                               -----------------------------------------------------

                                                            Total KILICO      Alger American     Alger American   Alger American
                                                           Variable Annuity      Balanced            Growth      Leveraged AlCap
                                                           Separate Account     Subaccount         Subaccount      Subaccount
                                                           -----------------  ------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current
market value                                                    $ 5,287,985             84,021           21,732          73,388
Dividends and other receivables                                       4,055                  1               73               2
                                                            ----------------  ------------------------------------------------------

             Total assets                                         5,292,040             84,022           21,805          73,390
                                                            ----------------  ------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                      158                  1                -               2
Other payables                                                        2,672                  -                3               -
                                                            ----------------  ------------------------------------------------------

            Total liabilities                                         2,830                  1                3               2
                                                            ----------------  ------------------------------------------------------

Contract owners' equity                                         $ 5,289,210             84,021           21,802          73,388
                                                            ================  ======================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                     $ 4,123,858             85,441           27,672          93,329
Accumulated net investment income (loss)                          1,597,813                503            4,801           1,968
Accumulated net realized gain (loss) on sales of investments        131,018               (264)          (7,876)         (5,086)
Unrealized appreciation (depreciation) of investments              (563,479)            (1,659)          (2,795)        (16,823)
                                                            ----------------  ------------------------------------------------------

Contract owners' equity                                         $ 5,289,210             84,021           21,802          73,388
                                                            ================  ======================================================

                                                                                               American Century Variable Portfolios,
                                                                                                                  Inc.
                                                                                              --------------------------------------

                                                                                  Alger American  American Century
                                                                 Alger American       Small          VP Income &   American Century
                                                                 MidCap Growth    Capitalization       Growth            VP Value
                                                                  Subaccount         Subaccount     Subaccount          Subaccount
                                                                 -------------------------------- ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current
market value                                                            4,678              3,636           5,411             23,380
Dividends and other receivables                                           227                  9               1                109
                                                                  -------------------------------  --------------------------------

             Total assets                                               4,905              3,645           5,412             23,489
                                                                  -------------------------------  --------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                          -                  -               -                  -
Other payables                                                             30                  8               9                 34
                                                                  -------------------------------  --------------------------------

            Total liabilities                                              30                  8               9                 34
                                                                  -------------------------------  --------------------------------

Contract owners' equity                                                 4,875              3,637           5,403             23,455
                                                                  ===============================  ================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                             4,836              7,493           6,234             21,674
Accumulated net investment income (loss)                                  753              1,883            (102)              (156)
Accumulated net realized gain (loss) on sales of investments             (825)            (5,673)           (382)               431
Unrealized appreciation (depreciation) of investments                     111                (66)           (347)             1,506
                                                                   ------------------------------  --------------------------------

Contract owners' equity                                                 4,875              3,637           5,403             23,455
                                                                   ==============================  ================================


                                                                                                     The Drefus
                                                                                                      Socially            Dreyfus
                                                                                                     Responsible        Investment
                                                                         Credit Suisse Trust      Growth Fund, Inc.     Portfolios
                                                                   ------------------------------ ---------------------------------

                                                                                  Credit Sussie   Dreyfus Socially
                                                                   Credit Sussie   Trust Global     Responsible       Dreyfus I.P.
                                                                   Trust Emerging  Post- Venture      Growth              Mid
                                                                       Markets        Capital          Fund            Cap Stock
                                                                     Subaccount     Subaccount      Subaccount         Subaccount
                                                                   ------------------------------ ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                      16,663         13,982        15,699               84,453

Dividends and other receivables                                                 -              -             2                    -
                                                                   ------------------------------    ------------------------------

             Total assets                                                  16,663         13,982        15,701               84,453
                                                                   ------------------------------    ------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                              -              -             1                    -
Other payables                                                                  2              -            45                    1
                                                                   ------------------------------    ------------------------------

            Total liabilities                                                   2              -            46                    1
                                                                   ------------------------------    ------------------------------

Contract owners' equity                                                    16,661         13,982        15,655               84,452
                                                                   ==============================    ==============================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                                21,084         18,751        20,170               83,150
Accumulated net investment income (loss)                                      148            891          (162)                (192)
Accumulated net realized gain (loss) on sales of investments               (1,550)          (335)         (929)                 (47)
Unrealized appreciation (depreciation) of investments                      (3,021)        (5,325)       (3,424)               1,541
                                                                   ------------------------------  --------------------------------

Contract owners' equity                                                    16,661         13,982        15,655               84,452
                                                                   ==============================  ================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                                 Fidelty Variable Insurance Products
                                                                                 Fund
                                                              ------------------------------------------
                                                              Fidelity VIP Equity
                                                                    Income          Fidelty VIP Growth
                                                                   Subaccount            Subaccount
                                                              ------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                50,216              81,527
Dividends and other receivables                                             7                  91
                                                              ------------------------------------------

             Total assets                                              50,223              81,618
                                                              ------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                         21                  36
Other payables                                                             71                  27
                                                              ------------------------------------------

            Total liabilities                                              92                  63
                                                              ------------------------------------------

Contract owners' equity                                                50,131              81,555
                                                              ==========================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                       42,535              83,742
Accumulated net investment income (loss)                                8,074              19,181

Accumulated net realized gain (loss) on sales
   of investments                                                          65             (10,966)
Unrealized appreciation (depreciation)
   of investments                                                        (543)            (10,402)
                                                              ------------------------------------------

Contract owners' equity                                                50,131              81,555
                                                              ==========================================

                                                                        Fidelity Variable Insurance Products Fund II
                                                              ----------------------------------------------------------------
                                                               Fidelity VIP II      Fidelity VIP II    Fidelity VIP II Index
                                                                Asset Manager         Contrafund                500
                                                                 Subaccount            Subaccount           Subaccount
                                                              ----------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                             7,226               62,588                146,877
Dividends and other receivables                                        32                   36                    443
                                                              ----------------------------------------------------------------

             Total assets                                           7,258               62,624                147,320
                                                              ----------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                      3                   26                     62
Other payables                                                         25                   84                      -
                                                              ----------------------------------------------------------------

            Total liabilities                                          28                  110                     62
                                                              ----------------------------------------------------------------

Contract owners' equity                                             7,230               62,514                147,258
                                                              ================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                    6,297               51,271                139,285
Accumulated net investment income (loss)                            2,061               13,193                  1,166

Accumulated net realized gain (loss) on sales
   of investments                                                    (868)               1,328                 11,063
Unrealized appreciation (depreciation) of
   investments                                                       (260)              (3,278)                (4,256)
                                                              ---------------------------------------------------------------

Contract owners' equity                                             7,230               62,514                147,258
                                                              ===============================================================

                                                           Franklin Templeton    INVESCO Variable
                                                           Variable Insurance    Investment Funds,
                                                              Product Trust            Inc.
                                                           -------------------   -----------------

                                                                Templeton
                                                                Devloping           INVESCO VIF        Janus Aspen      Janus Aspen
                                                            Markets Securities       Utilities      Aggressive Growth    Balanced
                                                                Subaccount           Subaccount         Subaccount      Subaccount
                                                           -------------------   -----------------  --------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                     30              6,825         81,659         161,184
Dividends and other receivables                                              -                  -            237             197
                                                           --------------------  -----------------  --------------------------------


             Total assets                                                   30              6,825         81,896         161,381
                                                           --------------------  -----------------  --------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                           -                  -              -               -
Other payables                                                               -                  -            199               -
                                                           --------------------  -----------------  --------------------------------

            Total liabilities                                                -                  -            199               -
                                                           --------------------  -----------------  --------------------------------

Contract owners' equity                                                     30              6,825         81,697         161,381
                                                           ====================  =================  ================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                            63              7,255        136,833         142,941
Accumulated net investment income (loss)                                     1                 47         19,188          21,321

Accumulated net realized gain (loss) on
   sales of investments                                                    (26)              (323)       (40,168)          2,604
Unrealized appreciation (depreciation) of
   investments                                                              (8)              (154)       (34,156)         (5,485)
                                                           --------------------  -----------------  --------------------------------

Contract owners' equity                                                     30              6,825         81,697         161,381
                                                           ====================  =================  ================================

                                                                                    Janus Aspen Series
                                                       --------------------------------------------------------------------------

                                                           Janus Aspen                          Janus Aspen
                                                             Capital         Janus Aspen        Growth and        Janus Aspen
                                                          Appreciation         Growth             Income        Worldwide Growth
                                                           Subaccount        Subaccount         Subaccount         Subaccount
                                                       --------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                         2,043          189,564              74,529            212,598
Dividends and other receivables                                     -              103                   1                 57
                                                       --------------------------------------------------------------------------

             Total assets                                       2,043          189,667              74,530            212,655
                                                       --------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                  -                -                   -                  -
Other payables                                                      -               29                   1                514
                                                       --------------------------------------------------------------------------

            Total liabilities                                       -               29                   1                514
                                                       --------------------------------------------------------------------------

Contract owners' equity                                         2,043          189,638              74,529            212,141
                                                       ==========================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                3,424          244,518              89,724            184,854
Accumulated net investment income (loss)                            -           20,716                 749             23,414

Accumulated net realized gain (loss) on
   sales of investments                                          (431)          (8,723)              3,810             18,708
Unrealized appreciation (depreciation) of
   investments                                                   (950)         (66,873)            (19,754)           (14,835)
                                                       --------------------------------------------------------------------------

Contract owners' equity                                         2,043          189,638              74,529            212,141
                                                       ==========================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                                J.P. Morgan Series    Pilgrim Emerging     Pilgrim Natural
                                                                      Trust II       Markets Fund, Inc.    Resources Trust
                                                                ------------------   ------------------   -----------------

                                                                J.P. Morgan Small     Pilgrim Emerging     Pilgrim Natural
                                                                     Company            Markets Fund       Resources Trust
                                                                    Subaccount           Subaccount           Subaccount
                                                                ------------------   ------------------   -----------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                   10,764              5,432             3,252
Dividends and other receivables                                                3                  -                86
                                                                ------------------   -----------------    -----------------

             Total assets                                                 10,767              5,432             3,338
                                                                ------------------   -----------------    -----------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                             -                  -                 -
Other payables                                                                29                265                 1
                                                                ------------------   -----------------    -----------------

            Total liabilities                                                 29                265                 1
                                                                ------------------   -----------------    -----------------

Contract owners' equity                                                   10,738              5,167             3,337
                                                                ==================   =================    =================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                          11,016              8,741             3,345
Accumulated net investment income (loss)                                     (96)             1,075               391

Accumulated net realized gain (loss) on
   sales of investments                                                     (643)            (3,424)             (275)
Unrealized appreciation (depreciation)
   of investments                                                            461             (1,225)             (124)
                                                                ------------------   -----------------    -----------------

Contract owners' equity                                                   10,738              5,167             3,337
                                                                ==================   =================    =================

                                                                    PIMCO Variable Insurance Trust
                                                                ----------------------------------

                                                                  PIMCO Foreign       PIMCO Low
                                                                       Bond         Duration Bond
                                                                    Subaccount        Subaccount
                                                                ----------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                      389              278
Dividends and other receivables                                                -                -
                                                                 ---------------------------------

             Total assets                                                    389              278
                                                                 ---------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                             -                -
Other payables                                                                 1                -
                                                                 ---------------------------------

            Total liabilities                                                  1                -
                                                                 ---------------------------------

Contract owners' equity                                                      388              278
                                                                 =================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                             331              245
Accumulated net investment income (loss)                                      47               24

Accumulated net realized gain (loss) on
   sales of investments                                                        -                3
Unrealized appreciation (depreciation)
   of investments                                                             10                6
                                                                 ---------------------------------

Contract owners' equity                                                      388              278
                                                                 =================================
                                                                                                        Scudder Variable Series I
                                                                ------------------------------------------------------------------

                                                                 Scudder 21st                   Scudder Capital   Scudder Global
                                                                Century Growth   Scudder Bond       Growth          Discovery
                                                                  Subaccount      Subaccount      Subaccount        Subaccount
                                                                ------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                             26,068           13,450          45,339           74,591
Dividends and other receivables                                          -               12               -                1
                                                                ------------------------------------------------------------------

             Total assets                                           26,068           13,462          45,339           74,592
                                                                ------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -                -               -                -
Other payables                                                           -                4               7                1
                                                                ------------------------------------------------------------------

            Total liabilities                                            -                4               7                1
                                                                ------------------------------------------------------------------

Contract owners' equity                                             26,068           13,458          45,332           74,591
                                                                ==================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                    28,220           13,184          52,486           92,033
Accumulated net investment income (loss)                              (217)             136           5,297              797

Accumulated net realized gain (loss) on
   sales of investments                                               (461)             109            (874)             629
Unrealized appreciation (depreciation)
   of investments                                                   (1,474)              29         (11,577)         (18,868)
                                                                ------------------------------------------------------------------

Contract owners' equity                                             26,068           13,458          45,332           74,591
                                                                ==================================================================

                                                                -----------------------------------------------------------------

                                                                Scudder Growth    Scudder Health       Scudder       Scudder Money
                                                                  and Income         Sciences       International        Market
                                                                  Subaccount        Subaccount        Subaccount       Subaccount
                                                                -----------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                43,629          44,542           82,158               65
Dividends and other receivables                                             -               1              116                -
                                                                -----------------------------------------------------------------

             Total assets                                              43,629          44,543           82,274               65
                                                                -----------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                          -               -                -                -
Other payables                                                              -               -                3                -
                                                                -----------------------------------------------------------------

            Total liabilities                                               -               -                3                -
                                                                -----------------------------------------------------------------

Contract owners' equity                                                43,629          44,543           82,271               65
                                                                =================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                       47,736          42,966          102,962               57
Accumulated net investment income (loss)                                  957             (25)          15,723                8

Accumulated net realized gain (loss) on
   sales of investments                                                (1,044)             (4)         (33,538)               -
Unrealized appreciation (depreciation)
   of investments                                                      (4,020)          1,606           (2,876)               -
                                                                -----------------------------------------------------------------

Contract owners' equity                                                43,629          44,543           82,271               65
                                                                =================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                     -------------------------------------------------------------------------------

                                                          Scudder                                   Scudder        Scudder Global
                                                     Aggressive Growth    Scudder Blue Chip    Contrarian Value      Blue Chip
                                                         Subaccount           Subaccount          Subaccount         Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                    40,084               97,162              128,715            22,866
Dividends and other receivables                                 -                    1                    1                 -
                                                     -------------------------------------------------------------------------------

             Total assets                                  40,084               97,163              128,716            22,866
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    -                 -
Other payables                                                  -                    1                   41                 -
                                                     -------------------------------------------------------------------------------

            Total liabilities                                   -                    1                   41                 -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                    40,084               97,162              128,675            22,866
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                               50,385              109,767              103,548            24,808
Accumulated net investment income (loss)                     (315)              (1,542)              23,552                47

Accumulated net realized gain (loss) on
sales of investments                                       (1,026)               1,605                2,073               126
Unrealized appreciation (depreciation) of
investments                                                (8,960)             (12,668)                (498)           (2,115)
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                    40,084               97,162              128,675            22,866
                                                     ===============================================================================


                                                                                Scudder Variable Series II
                                                     -------------------------------------------------------------------------------

                                                           Scudder
                                                         Government                                               Scudder High Yield
                                                         Securities         Scudder Growth    Scudder High Yield          10+
                                                         Subaccount           Subaccount         Subaccount           Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                   160,645              302,393              189,316                 -
Dividends and other receivables                               109                  114                  230                 -
                                                     -------------------------------------------------------------------------------

             Total assets                                 160,754              302,507              189,546                 -
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    5                 -
Other payables                                                105                  553                    8                 -
                                                     -------------------------------------------------------------------------------

            Total liabilities                                 105                  553                   13                 -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                   160,649              301,954              189,533                 -
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                              112,239              (56,902)             (12,646)           (2,477)
Accumulated net investment income (loss)                   43,409              345,017              260,787             2,552

Accumulated net realized gain (loss) on
sales of investments                                        1,766               84,519              (41,144)              (75)
Unrealized appreciation (depreciation) of
investments                                                 3,235              (70,680)             (17,464)                -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                   160,649              301,954              189,533                 -
                                                     ===============================================================================


                                                     -------------------------------------------------------------------------------

                                                                                                  Scudder              Scudder
                                                       Scudder Horizon                         International       Investment Grade
                                                            20+            Scudder Horizon 5     Research                Bond
                                                         Subaccount           Subaccount         Subaccount           Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                         -                    -               72,774            64,981
Dividends and other receivables                                 -                    -                  477               109
                                                     -------------------------------------------------------------------------------

             Total assets                                       -                    -               73,251            65,090
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    -                 -
Other payables                                                  -                    -                   83                 8
                                                     -------------------------------------------------------------------------------

            Total liabilities                                   -                    -                   83                 8
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                         -                    -               73,168            65,082
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                               (1,439)              (1,047)              15,063            61,973
Accumulated net investment income (loss)                    1,657                1,105               61,699             2,009

Accumulated net realized gain (loss) on
sales of investments                                         (218)                 (58)              17,640               523
Unrealized appreciation (depreciation) of
investments                                                     -                    -              (21,234)              577
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                         -                    -               73,168            65,082
                                                     ===============================================================================


                                                     -------------------------------------

                                                       Scudder Money         Scudder New
                                                           Market               Europe
                                                         Subaccount           Subaccount
                                                     -------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                   407,432               15,722
Dividends and other receivables                               344                    -
                                                     -------------------------------------

             Total assets                                 407,776               15,722
                                                     -------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -
Other payables                                                263                    -
                                                     -------------------------------------

            Total liabilities                                 263                    -
                                                     -------------------------------------

Contract owners' equity                                   407,513               15,722
                                                     =====================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                              317,283               18,414
Accumulated net investment income (loss)                   90,230                  (49)

Accumulated net realized gain (loss) on
sales of investments                                            -               (1,318)
Unrealized appreciation (depreciation) of
investments                                                     -               (1,325)
                                                     -------------------------------------

Contract owners' equity                                   407,513               15,722
                                                     =====================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                             ------------------------------------------------------------------

                                                                                                                    Scudder
                                                              Scudder Small    Scudder Small  Scudder Strategic    Technology
                                                                Cap Growth       Cap Value          Income          Growth
                                                                Subaccount       Subaccount       Subaccount       Subaccount
                                                             ------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              152,170          113,833             11,501        217,576
Dividends and other receivables                                        368               48                  4             15
                                                             ------------------------------------------------------------------

             Total assets                                          152,538          113,881             11,505        217,591
                                                             ------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -                -                  -              -
Other payables                                                           3                -                  6              2
                                                             ------------------------------------------------------------------

            Total liabilities                                            3                -                  6              2
                                                             ------------------------------------------------------------------

Contract owners' equity                                            152,535          113,881             11,499        217,589
                                                             ==================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        138,113          102,428             11,221        314,054
Accumulated net investment income (loss)                            59,792             (772)                46         (3,206)
Accumulated net realized gain (loss) on sales of investments         4,278            1,712                153           (653)
Unrealized appreciation (depreciation) of investments              (49,648)          10,513                 79        (92,606)
                                                             ------------------------------------------------------------------

Contract owners' equity                                            152,535          113,881             11,499        217,589
                                                             ==================================================================

                                                                                                   Scudder Variable Series II
                                                             ----------------------------------------------------------------------


                                                             Scudder Total      SVS Dreman       SVS Dremane High   SVS Dynamic
                                                                 Return     Financial Services    Return Equity        Growth
                                                               Subaccount       Subaccount          Subaccount       Subaccount
                                                             ----------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              566,841             51,630            280,450         19,666
Dividends and other receivables                                        337                  -                  -              -
                                                             ----------------------------------------------------------------------

             Total assets                                          567,178             51,630            280,450         19,666
                                                             ----------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       1                  -                  -              -
Other payables                                                         197                  -                  1              -
                                                             ----------------------------------------------------------------------

            Total liabilities                                          198                  -                  1              -
                                                             ----------------------------------------------------------------------

Contract owners' equity                                            566,980             51,630            280,449         19,666
                                                             ======================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        (84,708)            50,222            271,520         18,725
Accumulated net investment income (loss)                           543,761               (185)               938            (29)
Accumulated net realized gain (loss) on sales of investments       146,150                651               (752)          (158)
Unrealized appreciation (depreciation) of investments              (38,223)               942              8,743          1,128
                                                             ----------------------------------------------------------------------

Contract owners' equity                                            566,980             51,630            280,449         19,666
                                                             ======================================================================


                                                             -----------------------------------------------------------------------


                                                             SVS Focus Value     SVS Focused      SVS Growth and    SVS Growth
                                                                 + Growth      Large Cap Growth       Income       Opportunities
                                                                Subaccount        Subaccount        Subaccount      Subaccount
                                                             -----------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                51,767             37,898          105,768           94,012
Dividends and other receivables                                          47                  -                3                1
                                                             -----------------------------------------------------------------------

             Total assets                                            51,814             37,898          105,771           94,013
                                                             -----------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                        -                  -                -                -
Other payables                                                            4                  -                3                1
                                                             -----------------------------------------------------------------------

            Total liabilities                                             4                  -                3                1
                                                             -----------------------------------------------------------------------

Contract owners' equity                                              51,810             37,898          105,768           94,012
                                                             =======================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                          45,304             40,725          115,170          119,624
Accumulated net investment income (loss)                              6,909               (188)            (758)          (1,290)
Accumulated net realized gain (loss) on sales of investments          7,351               (509)            (353)            (929)
Unrealized appreciation (depreciation) of investments                (7,754)            (2,130)          (8,291)         (23,393)
                                                             -----------------------------------------------------------------------

Contract owners' equity                                              51,810             37,898          105,768           94,012
                                                             =======================================================================

                                                             ----------------------------


                                                                             SVS Mid Cap
                                                             SVS Index 500      Growth
                                                               Subaccount     Subaccount
                                                             ----------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              145,352        40,665
Dividends and other receivables                                          -             -
                                                             ----------------------------

             Total assets                                          145,352        40,665
                                                             ----------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -             -
Other payables                                                           -             -
                                                             ----------------------------

            Total liabilities                                            -             -
                                                             ----------------------------

Contract owners' equity                                            145,352        40,665
                                                             ============================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        156,850        39,196
Accumulated net investment income (loss)                              (851)           38
Accumulated net realized gain (loss) on sales of investments        (3,780)          (38)
Unrealized appreciation (depreciation) of investments               (6,867)        1,469
                                                             ----------------------------

Contract owners' equity                                            145,352        40,665
                                                             ============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract
Owners' Equity

December 31, 2001
(in thousands)

                                                                     Scudder Variable Series II
                                                                  ---------------------------------


                                                                  SVS Strategic
                                                                      Equity      SVS Venture Value
                                                                    Subaccount        Subaccount
                                                                  ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                    35,442             87,458
Dividends and other receivables                                               -                  -
                                                                  ---------------------------------

        Total assets                                                     35,442             87,458
                                                                  ---------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                            -                  -
Other payables                                                                -                  -
                                                                  ---------------------------------

        Total liabilities                                                     -                  -
                                                                  ---------------------------------

Contract owners' equity                                                  35,442             87,458
                                                                  =================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemption                                                               35,069             85,478
Accumulated net investment income (loss)                                     (4)              (109)

Accumulated net realized gain (loss) on sales of investments               (225)              (308)
Unrealized appreciation (depreciation) of investments                       602              2,397
                                                                  ---------------------------------

Contract owners' equity                                                  35,442             87,458
                                                                  =================================


See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                                          The Alger American Fund
                                                                   -----------------------------------------------------------------
                                                                                                             Alger         Alger
                                                   Total KILICO      Alger        Alger    Alger American   American     American
                                                     Variable       American    American     Leveraged       MidCap       Small
                                                     Annuity        Balanced     Growth       AllCap         Growth   Capitalization
                                                 Separate Account  Subaccount  Subaccount   Subaccount     Subaccount   Subaccount
                                                 ----------------  -----------------------------------------------------------------
REVENUE

Dividend income                                      $ 199,892         972        2,962        1,847           795           2
                                                  ---------------  -----------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                      52,021         533          233          697            39          28
Maintenance fees                                         2,223           6           23           16             3           6
Guaranteed retirement income benefit
expense                                                  3,976          98            -          132             -           -
                                                  ---------------  -----------------------------------------------------------------

         Total expenses                                 58,220         637          256          845            42          34
                                                  ---------------  -----------------------------------------------------------------

Net investment income (loss)                           141,672         335        2,706        1,002           753         (32)
                                                  ---------------  -----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of
investments                                           (324,527)       (222)      (6,907)      (4,875)         (825)     (3,455)
Change in unrealized appreciation
(depreciation) of investments                         (490,153)       (731)       1,100       (4,932)          111       1,692
                                                  ---------------  -----------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments                                         (814,680)      (953)      (5,807)      (9,807)         (714)     (1,763)
                                                  ---------------  -----------------------------------------------------------------

Net increase (decrease) in contract
 owners' equity resulting from operations            $ (673,008)      (618)      (3,101)      (8,805)           39      (1,795)
                                                  ===============  =================================================================

                                                                                                         The Dreyfus
                                                                                                           Socially       Dreyfus
                                                                                                         Responsible     Variable
                                                 American Century Variable                                  Growth      Investment
                                                      Portfolios, Inc.         Credit Suisse Trust         Fund, Inc.      Fund
                                                 -------------------------  --------------------------- ----------------------------
                                                                                          Credit Suisse
                                                   American                Credit Suisse      Trust      Dreyfus
                                                    Century     American       Trust      Global Post-     Socially     Dreyfus I.P.
                                                  VP Income &   Century      Emerging       Venture       Responsible    Mid Cap
                                                    Growth      VP Value     Markets        Capital       Growth Fund     Stock
                                                   Subaccount  Subaccount   Subaccount     Subaccount      Subaccount   Subaccount
                                                 -------------------------  --------------------------- ----------------------------
REVENUE

Dividend income                                         43          70            -              -             10          130
                                                 -------------------------  --------------------------  ----------------------------
EXPENSES

Mortality and expense risk charges                      80          225         151             97            168          358
Maintenance fees                                         4           21           5              3             11            6
Guaranteed retirement income benefit
expense                                                  -            -          29             22             19          101
                                                 -------------------------  --------------------------  ----------------------------

         Total expenses                                 84          246         185            122            198          465
                                                 -------------------------  --------------------------  ----------------------------

Net investment income (loss)                           (41)        (176)       (185)          (122)          (188)        (335)
                                                 -------------------------  --------------------------  ----------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of
investments                                           (482)         495      (1,775)          (626)        (1,049)         (86)
Change in unrealized appreciation
(depreciation) of investments                            9        1,267         579         (2,242)        (2,190)       1,728
                                                 -------------------------  --------------------------  ----------------------------

Net realized and unrealized gain (loss)
on investments                                        (473)       1,762      (1,196)        (2,868)        (3,239)       1,642
                                                 -------------------------  --------------------------  ----------------------------

Net increase (decrease) in contract
 owners' equity resulting from operations             (514)       1,586      (1,381)        (2,990)        (3,427)       1,307
                                                 =========================  ==========================  ============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                  Fidelity Variable Insurance Products
                                                                                 Fund
                                                               ------------------------------------------


                                                               Fidelity VIP Equity
                                                                      Income         Fidelity VIP Growth
                                                                    Subaccount            Subaccount
                                                               ------------------------------------------
REVENUE

Dividend income                                                             2,756                 6,068
                                                               ------------------------------------------

EXPENSES

Mortality and expense risk charges                                            601                 1,015
Maintenance fees                                                               44                    93
Guaranteed retirement income benefit expense                                    -                     -
                                                               ------------------------------------------

     Total expenses                                                           645                 1,108
                                                               ------------------------------------------

Net investment income (loss)                                                2,111                 4,960
                                                               ------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                            (2,511)              (16,676)
Change in unrealized appreciation (depreciation) of
investments                                                                (2,765)               (6,202)
                                                               ------------------------------------------

Net realized and unrealized gain (loss) on investments                     (5,276)              (22,878)
                                                               ------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                            (3,165)              (17,918)
                                                               ==========================================

                                                                        Fidelity Variable Insurance Products Fund II
                                                               ------------------------------------------------------------


                                                                 Fidelity VIP II   Fidelity VIP II    Fidelity VIP II Index
                                                                  Asset Manager       Contrafund               500
                                                                    Subaccount        Subaccount            Subaccount
                                                               ------------------------------------------------------------
REVENUE

Dividend income                                                             415             2,527                    1,668
                                                               ------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                           82               771                    1,554
Maintenance fees                                                              7                53                      132
Guaranteed retirement income benefit expense                                  -                 -                        -
                                                               ------------------------------------------------------------

     Total expenses                                                          89               824                    1,686
                                                               ------------------------------------------------------------

Net investment income (loss)                                                326             1,703                      (18)
                                                               ------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                            (890)           (9,096)                  (6,662)
Change in unrealized appreciation (depreciation) of
investments                                                                 151            (3,036)                 (13,968)
                                                               ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                     (739)          (12,132)                 (20,630)
                                                               ------------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                            (413)          (10,429)                 (20,648)
                                                               ============================================================

                                                               Franklin Templeton
                                                               Variable Insurance
                                                                 Products Trust
                                                               ------------------  ---------------  --------------------------------

                                                                   Templeton
                                                                   Developing        INVESCO VIF        Janus Aspen      Janus Aspen
                                                               Markets Securities     Utilities      Aggressive Growth     Balanced
                                                                   Subaccount       Subaccount (a)      Subaccount        Subaccount
                                                               ------------------  ---------------  --------------------------------
REVENUE

Dividend income                                                                -               63                   -         4,305
                                                               ------------------  ---------------  --------------------------------

EXPENSES

Mortality and expense risk charges                                             -               12               1,238         2,109
Maintenance fees                                                               -                -                 121           107
Guaranteed retirement income benefit expense                                   -                4                   -             -
                                                               ------------------  ---------------  --------------------------------

     Total expenses                                                            -               16               1,359         2,216
                                                               ------------------  ---------------  --------------------------------

Net investment income (loss)                                                   -               47              (1,359)        2,089
                                                               ------------------  ---------------  --------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                               (1)            (323)            (53,957)       (1,697)
Change in unrealized appreciation (depreciation) of
investments                                                                   (2)            (154)             (3,877)      (10,970)
                                                               ------------------  ---------------  --------------------------------

Net realized and unrealized gain (loss) on investments                        (3)            (477)            (57,834)      (12,667)
                                                               ------------------  ---------------  --------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                               (3)            (430)            (59,193)      (10,578)
                                                               ==================  ===============  ================================


                                                                    Janus Aspen Series
                                                               ----------------------------------------------------------

                                                                Janus Aspen                 Janus Aspen
                                                                  Capital      Janus Aspen  Growth and     Janus Aspen
                                                                Appreciation     Growth       Income     Worldwide Growth
                                                                 Subaccount    Subaccount   Subaccount      Subaccount
                                                               ----------------------------------------------------------
REVENUE

Dividend income                                                           27          598        1,160             1,173
                                                               ----------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                        30        2,934        1,150             3,428
Maintenance fees                                                           3          161           30               190
Guaranteed retirement income benefit expense                               3          192          178                 -
                                                               ----------------------------------------------------------

     Total expenses                                                       36        3,287        1,358             3,618
                                                               ----------------------------------------------------------

Net investment income (loss)                                              (9)      (2,689)        (198)           (2,445)
                                                               ----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                         (138)     (24,674)       1,190               803
Change in unrealized appreciation (depreciation) of
investments                                                             (446)     (45,271)     (15,755)          (69,116)
                                                               ----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  (584)     (69,945)     (14,565)          (68,313)
                                                               ----------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                         (593)     (72,634)     (14,763)          (70,758)
                                                               ==========================================================

See accompanying notes to financial statements.
(a)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                              J.P. Morgan Series   Pilgrim Emerging    Pilgrim Natural
                                                                   Trust II       Market Funds, Inc.   Resources Trust
                                                              ------------------  ------------------  -----------------

                                                              J.P. Morgan Small    Pilgrim Emerging    Pilgrim Natural
                                                                  Company            Markets Fund      Resources Trust
                                                                 Subaccount           Subaccount          Subaccount
                                                              ------------------  ------------------  -----------------
REVENUE

Dividend income                                                              2               1,425                   -
                                                              ------------------  ------------------  -----------------

EXPENSES

Mortality and expense risk charges                                          90                 377                  10
Maintenance fees                                                            26                   5                   3
Guaranteed retirement income benefit expense                                 -                   -                   -
                                                              ------------------  ------------------  -----------------

     Total expenses                                                        116                 382                  13
                                                              ------------------  ------------------  -----------------

Net investment income (loss)                                              (114)              1,043                 (13)
                                                              ------------------  ------------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                           (570)             (3,380)               (211)
Change in unrealized appreciation (depreciation) of
investments                                                                692                 989                (821)
                                                              ------------------  ------------------  -----------------

Net realized and unrealized gain (loss) on investments                     122              (2,391)             (1,032)
                                                              ------------------  ------------------  -----------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                              8              (1,348)             (1,045)
                                                              ==================  ==================  =================

                                                              PIMCO Variable Insurance Trust
                                                              ------------------------------  --------------------------------

                                                              PIMCO Foreign     PIMCO Low      Scudder 21st
                                                                   Bond       Duration Bond   Century Growth   Scudder Bond
                                                                Subaccount      Subaccount      Subaccount      Subaccount
                                                              ------------------------------  --------------------------------
REVENUE

Dividend income                                                          19              19                -            240
                                                              ------------------------------  --------------------------------

EXPENSES

Mortality and expense risk charges                                        6               5              150             97
Maintenance fees                                                          -               -                1             24
Guaranteed retirement income benefit expense                              1               -               29              -
                                                              ------------------------------  --------------------------------

     Total expenses                                                       7               5              180            121
                                                              ------------------------------  --------------------------------

Net investment income (loss)                                             12              14             (180)           119
                                                              ------------------------------  --------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                           2               3             (433)           104
Change in unrealized appreciation (depreciation) of
investments                                                              12               2             (837)           (23)
                                                              ------------------------------  --------------------------------

Net realized and unrealized gain (loss) on investments                   14               5           (1,270)            81
                                                              ------------------------------  --------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                          26              19           (1,450)           200
                                                              ==============================  ================================

                                                                                   Scudder Variable Series I
                                                              ---------------------------------------------------------------------
                                                              Scudder Capital   Scudder Global   Scudder Growth   Scudder Health
                                                                  Growth          Discovery        and Income        Sciences
                                                                Subaccount        Subaccount       Subaccount     Subaccount (b)
                                                              ---------------------------------------------------------------------
REVENUE

Dividend income                                                        3,617               995              929                -
                                                              ---------------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                       389               735              344               (3)
Maintenance fees                                                           9                18                7                -
Guaranteed retirement income benefit expense                              66               135               65               28
                                                              ---------------------------------------------------------------------

     Total expenses                                                      464               888              416               25
                                                              ---------------------------------------------------------------------

Net investment income (loss)                                           3,153               107              513              (25)
                                                              ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                       (1,068)               61           (1,026)              (4)
Change in unrealized appreciation (depreciation) of
investments                                                           (8,582)          (15,681)          (2,976)           1,606
                                                              ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                (9,650)          (15,620)          (4,002)           1,602
                                                              ---------------------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                       (6,497)          (15,513)          (3,489)           1,577
                                                              =====================================================================

                                                              ------------------------------

                                                                 Scudder      Scudder Money
                                                              International       Market
                                                                Subaccount      Subaccount
                                                              ------------------------------
REVENUE

Dividend income                                                      11,570              4
                                                              ------------------------------

EXPENSES

Mortality and expense risk charges                                      560              1
Maintenance fees                                                         35              -
Guaranteed retirement income benefit expense                            132              -
                                                              ------------------------------

     Total expenses                                                     727              1
                                                              ------------------------------

Net investment income (loss)                                         10,843              3
                                                              ------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                     (26,888)             -
Change in unrealized appreciation (depreciation) of
investments                                                          (2,774)             -
                                                              ------------------------------

Net realized and unrealized gain (loss) on investments              (29,662)             -
                                                              ------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                     (18,819)             3
                                                              ==============================

See accompanying notes to financial statements.
(b)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                         ---------------------------------------------------------------------------

                                                              Scudder                                  Scudder        Scudder Global
                                                          Aggressive Growth   Scudder Blue Chip   Contrarian Value       Blue Chip
                                                            Subaccount            Subccount          Subaccount          Subaccount
                                                         ---------------------------------------------------------------------------
REVENUE

Dividend income                                                 276                 289                 1,631              344

EXPENSES

Mortality and expense risk charges                              338                 898                 1,266              192
Maintenance fees                                                  9                  19                    41                3
Guaranteed retirement income benefit expense                     71                 140                    98               32
                                                         ---------------------------------------------------------------------------

         Total expenses                                         418               1,057                 1,405              227
                                                         ---------------------------------------------------------------------------

Net investment income (loss)                                   (142)               (768)                  226              117
                                                         ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments              (1,231)               (394)               (3,562)             (87)
Change in unrealized appreciation (depreciation)
of investments                                               (5,518)            (11,570)                3,923           (2,222)
                                                         ---------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments       (6,749)            (11,964)                  361           (2,309)
                                                         ---------------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                    (6,891)            (12,732)                  587           (2,192)
                                                         ===========================================================================

                                                                                    Scudder Variable Series II
                                                                --------------------------------------------------------------------

                                                                   Scudder
                                                                  Government                                         Scudder Horizon
                                                                  Securities    Scudder Growth   Scudder High Yield        10+
                                                                  Subaccount      Subaccount        Subaccount          Subaccount
                                                                --------------------------------------------------------------------
REVENUE

Dividend income                                                      4,027          31,903            21,092             1,178
                                                                --------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                   1,482           4,185             2,094                54
Maintenance fees                                                        34             206                86                 1
Guaranteed retirement income benefit expense                            83              77                76                 2
                                                                --------------------------------------------------------------------

         Total expenses                                              1,599           4,468             2,256                57
                                                                --------------------------------------------------------------------

Net investment income (loss)                                         2,428          27,435            18,836             1,121
                                                                --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                      2,369         (42,881)          (28,541)           (2,021)
Change in unrealized appreciation (depreciation)
of investments                                                       1,063         (82,605)           13,300               722
                                                                --------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments               3,432        (125,486)          (15,241)           (1,299)
                                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                            5,860         (98,051)            3,595              (178)
                                                                ====================================================================

                                                                --------------------------------------------------------------------
                                                                                                                 Scudder
                                                                  Scudder Horizon                             International
                                                                        20+          Scudder Horizon 5           Research
                                                                    Subaccount          Subaccount              Subaccount
                                                                --------------------------------------------------------------------


REVENUE

Dividend income                                                         635                466                   14,491
                                                                --------------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                       74                 44                    1,049
Maintenance fees                                                          1                  1                       51
Guaranteed retirement income benefit expense                              1                  1                       25
                                                                --------------------------------------------------------------------

         Total expenses                                                  76                 46                    1,125
                                                                --------------------------------------------------------------------

Net investment income (loss)                                            559                420                   13,366
                                                                --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                      (1,456)              (617)                 (26,243)
Change in unrealized appreciation (depreciation)
of investments                                                          623                166                  (13,717)
                                                                --------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                 (833)              (451)                 (39,960)
                                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                              (274)               (31)                 (26,594)

                                                                ====================================================================

                                                                --------------------------------------
                                                                     Scudder
                                                                 Investment Grade      Scudder Money
                                                                      Bond                Market
                                                                   Subaccount           Subaccount
                                                                --------------------------------------
REVENUE

Dividend income                                                      1,528                  8,990
                                                                --------------------------------------

EXPENSES

Mortality and expense risk charges                                     560                  3,068
Maintenance fees                                                         7                     49
Guaranteed retirement income benefit expense                            59                    246
                                                                --------------------------------------

         Total expenses                                                626                  3,363
                                                                --------------------------------------

Net investment income (loss)                                           902                  5,627
                                                                --------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                        420                      -
Change in unrealized appreciation (depreciation)
of investments                                                        (239)                     -
                                                                --------------------------------------

Net realized and unrealized gain (loss) on investments                 181                      -
                                                                --------------------------------------

Net increase (decrease) in contract owners' equity
resulting from operations                                            1,083                  5,627
                                                                ======================================

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)


                                                               ---------------------------------------------------------------------

                                                                Scudder New     Scudder Small     Scudder Small   Scudder Strategic
                                                                  Europe         Cap Growth         Cap Value          Income
                                                                Subaccount       Subaccount        Subaccount        Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                     129           21,657                 -               45
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                  145            1,644               585               97
Maintenance fees                                                      2               94                19                1
Guaranteed retirement income benefit expense                         21               98                83               16
                                                               ---------------------------------------------------------------------

         Total expenses                                             168            1,836               687              114
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                        (39)          19,821              (687)             (69)
                                                               ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                  (1,407)         (32,119)              897              248
Change in unrealized appreciation (depreciation)
of investments                                                   (1,282)         (43,474)           10,183               25
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments           (2,689)         (75,593)           11,080              273
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                        (2,728)         (55,772)           10,393              204
                                                               =====================================================================

                                                                                 Scudder Variable Series II
                                                               ---------------------------------------------------------------------

                                                                  Scudder
                                                                Technology    Scudder Total        SVS Dreman        SVS Dreman High
                                                                  Growth          Return       Financial Services     Return Equity
                                                                 Subaccount     Subaccount         Subaccount          Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                     280         39,531                 334               1,037
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                2,118          7,175                 358               1,587
Maintenance fees                                                     41            299                   5                  22
Guaranteed retirement income benefit expense                        372            146                  68                 335
                                                               ---------------------------------------------------------------------

         Total expenses                                           2,531          7,620                 431               1,944
                                                               ---------------------------------------------------------------------
Net investment income (loss)                                     (2,251)        31,911                 (97)               (907)
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                  (1,442)       (11,356)                749                 228
Change in unrealized appreciation (depreciation)
of investments                                                  (60,716)       (65,762)             (1,843)                928
                                                               ---------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (62,158)       (77,118)             (1,094)              1,156
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                       (64,409)       (45,207)             (1,191)                249
                                                               =====================================================================

------------------------------------------------------------------------------------------------------------------------------------

                                                                SVS Dynamic   SVS Focus Value     SVS Focused          SVS Focused
                                                                   Growth        + Growth        Large Cap Growth         Income
                                                                Subaccount(c)   Subaccount         Subaccount          Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                       -           3,050               -                   297

EXPENSES

Mortality and expense risk charges                                   15             554             116                   704
Maintenance fees                                                      -              18               2                    11
Guaranteed retirement income benefit expense                         14              35              42                   147
                                                               ---------------------------------------------------------------------

         Total expenses                                              29             607             160                   862
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                        (29)          2,443            (160)                 (565)
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                    (158)         (1,975)           (458)                 (344)
Change in unrealized appreciation (depreciation)
of investments                                                    1,128          (7,822)         (1,113)               (5,511)
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments              970          (9,797)         (1,571)               (5,855)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                           941          (7,354)         (1,731)               (6,420)
                                                               =====================================================================

                                                               ------------------

                                                                   SVS Growth
                                                                  Opportunities
                                                                   Subaccount
                                                               ------------------
REVENUE

Dividend income                                                        -
                                                               ------------------
EXPENSES

Mortality and expense risk charges                                   802
Maintenance fees                                                      16
Guaranteed retirement income benefit expense                         163
                                                               ------------------

         Total expenses                                              981
                                                               ------------------

Net investment income (loss)                                        (981)
                                                               ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                     (932)
Change in unrealized appreciation (depreciation)
of investments                                                   (16,177)
                                                               ------------------

Net realized and unrealized gain (loss) on investments           (17,109)
                                                               ------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                        (18,090)
                                                               ==================

See accompanying notes to financial statements.

(c) For the period (commencement of operations): May 1, 2001 - December 31,
    2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                                      Scudder Variable Series II
                                                               ---------------------------------------------------------------------

                                                                                   SVS Mid Cap     SVS Strategic
                                                                SVS Index 500        Growth            Equity      SVS Venture Value
                                                                  Subaccount      Subaccount (d)    Subaccount (d)   Subaccount (d)
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                        271                -                -                -
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                     560              (64)             (20)              47
Maintenance fees                                                        11                -                -                1
Guaranteed retirement income benefit expense                           182               26               23               60
                                                               ---------------------------------------------------------------------

         Total expenses                                                753              (38)               3              108
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                          (482)              38               (3)            (108)
                                                               ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                     (3,794)             (38)            (225)            (308)
Change in unrealized appreciation (depreciation)
of investments                                                      (3,696)           1,469              601            2,396
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments                                                      (7,490)           1,431              376            2,088
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
equity resulting from operations                                    (7,972)           1,469              373            1,980
                                                               =====================================================================

See accompanying notes to financial statements.

(d)  For the period (commencement of operations): May 1, 2001 - December 31,
     2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners'
Equity

For the year ended December 31, 2001
(in thousands)

                                                                                          The Alger American Fund
                                                                   -----------------------------------------------------------------
                                                                                                             Alger         Alger
                                                   Total KILICO      Alger        Alger    Alger American   American     American
                                                     Variable       American    American     Leveraged       MidCap       Small
                                                     Annuity        Balanced     Growth       AllCap         Growth   Capitalization
                                                 Separate Account  Subaccount  Subaccount   Subaccount     Subaccount   Subaccount
                                                 ----------------  -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                     $   141,672           335        2,706        1,002          753            (32)

Net realized gain (loss) on sale of investments     (324,527)         (222)      (6,907)      (4,875)        (825)        (3,455)
Change in unrealized appreciation
(depreciation) of investments                       (490,153)         (731)       1,100       (4,932)         111          1,692
                                                 -----------     ---------------------------------------------------------------

  Net increase (decrease) in contract owners'
       equity resulting from operations             (673,008)         (618)      (3,101)      (8,805)          39         (1,795)
                                                 -----------     ---------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                2,029,517        56,892        4,011       39,755        1,334          1,059
Net transfer (to) from affiliate and
subaccounts                                          318,218        15,478        1,884        4,227        3,551             30
Payments for redemptions                            (427,441)       (1,409)      (1,476)      (2,424)         (53)          (442)
                                                 -----------     ---------------------------------------------------------------

  Net increase (decrease) from contract
       owners' equity transactions                 1,920,294        70,961        4,419       41,558        4,832            647
                                                 -----------     ---------------------------------------------------------------

Total increase (decrease) in contract
owners' equity                                     1,247,286        70,343        1,318       32,753        4,871         (1,148)

CONTRACT OWNERS' EQUITY

Beginning of period                                4,041,927        13,678       20,484       40,635            4          4,785
                                                 -----------     ---------------------------------------------------------------

End of period                                    $ 5,289,210        84,021       21,802       73,388        4,875          3,637
                                                 ===========     ===============================================================

                                                                                                         The Dreyfus
                                                                                                           Socially
                                                                                                         Responsible      Dreyfus
                                                 American Century Variable                                  Growth      Investment
                                                      Portfolios, Inc.         Credit Suisse Trust         Fund, Inc.   Portfolios
                                                 -------------------------  --------------------------  ----------------------------
                                                   American                Credit Suisse  Credit Suisse    Dreyfus
                                                    Century     American       Trust      Global Post-     Socially     Dreyfus I.P.
                                                  VP Income &   Century      Emerging       Venture       Responsible    Mid Cap
                                                    Growth      VP Value     Markets        Capital       Growth Fund     Stock
                                                   Subaccount  Subaccount   Subaccount     Subaccount      Subaccount   Subaccount
                                                 -------------------------  --------------------------  ----------------------------
OPERATIONS

Net investment income (loss)                          (41)          (176)          (185)          (122)          (188)       (335)

Net realized gain (loss) on sale of investments      (482)           495         (1,775)          (626)        (1,049)        (86)
Change in unrealized appreciation
(depreciation) of investments                           9          1,267            579         (2,242)        (2,190)      1,728
                                                 -----------------------    --------------------------    -----------------------
  Net increase (decrease) in contract owners'
       equity resulting from operations              (514)         1,586         (1,381)        (2,990)        (3,427)      1,307
                                                 -----------------------    --------------------------    -----------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                   844          4,086          8,319          8,103          7,247      51,129
Net transfer (to) from affiliate and
subaccounts                                           749         15,893             86            227          1,594      19,611
Payments for redemptions                             (567)        (1,090)          (340)          (286)          (705)       (992)
                                                 -----------------------    --------------------------    -----------------------

  Net increase (decrease) from contract
       owners' equity transactions                  1,026         18,889          8,065          8,044          8,136      69,748
                                                 -----------------------    --------------------------    -----------------------

Total increase (decrease) in contract
owners' equity                                        512         20,475          6,684          5,054          4,709      71,055

CONTRACT OWNERS' EQUITY

Beginning of period
                                                    4,891          2,980          9,977          8,928         10,946      13,397
                                                 -----------------------    --------------------------    -----------------------

End of period                                       5,403         23,455         16,661         13,982         15,655      84,452
                                                 =======================    ==========================    =======================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                      Fidelity Variable Insurance
                                                              Proudcts Fund         Fidelity Variable Insurance Products Fund II
                                                      -----------------------------------------------------------------------------

                                                      Fidelity VIP     Fidelity   Fidelity VIP II  Fidelity VIP II  Fidelity VIP II
                                                      Equity Income   VIP Growth   Asset Manager      Contrafund       Index 500
                                                        Subaccount    Subaccount     Subaccount       Subaccount       Subaccount
                                                      -----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                  2,111        4,960              326            1,703              (18)

Net realized gain (loss) on sale of investments              (2,511)     (16,676)            (890)          (9,096)          (6,662)

Change in unrealized appreciation (depreciation)
of investments                                               (2,765)      (6,202)             151           (3,036)         (13,968)
                                                      -----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                     (3,165)     (17,918)            (413)         (10,429)         (20,648)
                                                      -----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           6,760       11,996              736            7,004           15,974
Net transfer (to) from affiliate and subaccounts              7,682        1,654             (207)          (5,172)           6,729
Payments for redemptions                                     (4,509)      (6,721)            (702)          (5,537)         (10,543)
                                                      -----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                   9,933        6,929             (173)          (3,705)          12,160
                                                      -----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          6,768      (10,989)            (586)         (14,134)          (8,488)

CONTRACT OWNERS' EQUITY

Beginning of period                                          43,363       92,544            7,816           76,648          155,746
                                                      -----------------------------------------------------------------------------

End of period                                                50,131       81,555            7,230           62,514          147,258
                                                      =============================================================================

                                                         Franklin
                                                        Templeton            INVESCO
                                                         Variable           Variable
                                                        Insurance          Investment
                                                      Products Trust       Funds, Inc.           Janus Aspen Series
                                                      --------------     --------------  -------------------------------------
                                                        Templeton                          Janus
                                                        Developing                         Aspen                  Janus Aspen
                                                         Markets          INVESCO VIF    Aggresive   Janus Aspen    Capital
                                                        Securities         Utilities       Growth      Balanced   Appreciation
                                                        Subaccount       Subaccount (a)  Subaccount   Subaccount   Subaccount
                                                      --------------     --------------  -------------------------------------
OPERATIONS

Net investment income (loss)                                       -                 47      (1,359)       2,089            (9)

Net realized gain (loss) on sale of investments                   (1)              (323)    (53,957)      (1,697)         (138)

Change in unrealized appreciation (depreciation)
of investments                                                    (2)              (154)     (3,877)     (10,970)         (446)
                                                      --------------     --------------  -------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                          (3)              (430)    (59,193)     (10,578)         (593)
                                                      --------------     --------------  -------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                2              5,405      15,276       16,805            80
Net transfer (to) from affiliate and subaccounts                   -              1,915     (14,797)      (3,392)           91
Payments for redemptions                                          (2)               (65)     (6,650)     (12,492)         (102)
                                                      --------------     --------------  -------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                        -              7,255      (6,171)         921            69
                                                      --------------     --------------  -------------------------------------

Total increase (decrease) in contract owners'
equity                                                            (3)             6,825     (65,364)      (9,657)         (524)

CONTRACT OWNERS' EQUITY

Beginning of period                                               33                  -     147,061      171,038         2,567
                                                      --------------     --------------  -------------------------------------

End of period                                                     30              6,825      81,697      161,381         2,043
                                                      ==============     ==============  =====================================

                                                                Janus Aspen Series
                                                       --------------------------------------
                                                                                     Janus
                                                         Janus      Janus Aspen      Aspen
                                                         Aspen         Growth      Worldwide
                                                         Growth      and Income      Growth
                                                       Subaccount    Subaccount    Subaccount
                                                       --------------------------------------
OPERATIONS

Net investment income (loss)                               (2,689)         (198)       (2,445)

Net realized gain (loss) on sale of investments           (24,674)        1,190           803

Change in unrealized appreciation (depreciation)
of investments                                            (45,271)      (15,755)      (69,116)
                                                       --------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                  (72,634)      (14,763)      (70,758)
                                                       --------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        16,023         1,741        25,115
Net transfer (to) from affiliate and subaccounts          (24,635)       (9,913)      (32,891)
Payments for redemptions                                  (14,613)       (3,892)      (16,475)
                                                       --------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                               (23,225)      (12,064)      (24,251)
                                                       --------------------------------------

Total increase (decrease) in contract owners'
equity                                                    (95,859)      (26,827)      (95,009)

CONTRACT OWNERS' EQUITY

Beginning of period                                       285,497       101,356       307,150
                                                       --------------------------------------

End of period                                             189,638        74,529       212,141
                                                       ======================================

See accompanying notes to financial statements.

(a) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                           J.P. Morgan Serles   Pilgrim Emerging    Pilgrim Natural
                                                                               Trust II        Markets Fund, Inc.   Resources Trust
                                                                          -------------------  ------------------  -----------------
                                                                            J.P. Morgan Small    Pilgrim Emerging   Pilgrim Natural
                                                                                 Conpany          Markets Fund      Resources Trust
                                                                                Subaccount         Subaccount         Subaccount
                                                                          -------------------   -----------------  -----------------
OPERATIONS

Net investment income (loss)                                                         (114)              1,043                 (13)

Net realized gain (loss) on sale of investments                                      (570)             (3,380)               (211)

Change in unrealized appreciation (depreciation) of
 investments                                                                          692                 989                (821)
                                                                          ----------------   -----------------  ------------------

    Net increase (decrease) in contract owners' equity
            resulting from operations                                                   8              (1,348)             (1,045)
                                                                          ----------------   -----------------  ------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                                 2,799                 602                 426
Net transfer (to) from affiliate and subaccounts                                    6,662              (1,249)             (1,134)
Payments for redemptions                                                             (419)               (542)               (461)
                                                                          ----------------   -----------------  ------------------

    Net increase (decrease) from contract owners' equity
            transactions                                                            9,042              (1,189)             (1,169)
                                                                          ----------------   -----------------  ------------------

Total increase (decrease) in contract owners' equity                                9,050              (2,537)             (2,214)

CONTRACT OWNERS' EQUITY

Beginning of period                                                                 1,688               7,704               5,551
                                                                          ----------------   -----------------  ------------------

End of period                                                                      10,738               5,167               3,337
                                                                          ================   =================  ==================

                                                                    PIMCO Variable Insurance Trust    Scrudder Variable Series I
                                                                   --------------------------------  -------------------------------

                                                                     PIMCO Foreign     PIMCO Low       Scudder 21st
                                                                         Bond        Duration Bond    Century Growth   Scudder Bond
                                                                      Subaccount      Subaccount        Subaccount      Subaccount
                                                                   -------------------------------   -------------------------------
OPERATIONS

Net investment income (loss)                                               12               14              (180)             119

Net realized gain (loss) on sale of investments                             2                3              (433)             104

Change in unrealized appreciation (depreciation) of
investments                                                                12                2              (837)             (23)
                                                                        -----------------------  -----------------------------------

    Net increase (decrease) in contract owners' equity
                        resulting from operations                          26               19            (1,450)             200
                                                                        -----------------------  -----------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                         6                2            17,085            4,004
Net transfer (to) from affiliate and subaccounts                          (85)             (55)            6,570            8,667
Payments for redemptions                                                  (40)             (27)             (298)            (753)
                                                                        -----------------------  -----------------------------------

    Net increase (decrease) from contract owners' equity
                        transactions                                     (119)             (80)           23,357           11,918
                                                                        -----------------------  -----------------------------------

Total increase (decrease) in contract owners' equity                      (93)             (61)           21,907           12,118

CONTRACT OWNERS' EQUITY

Beginning of period                                                       481              339             4,161            1,340
                                                                        -----------------------  -----------------------------------

End of period                                                             388              278            26,068           13,458
                                                                        =======================  ===================================

                                                                         Scudder Variable Series I
                                          ------------------------------------------------------------------------------------------
                                          Scudder Capital Scudder Global  Scudder Growth  Scudder Health   Scrudder    Scudder Money
                                              Growth       Discovery        and Income      Sciences     International   Market
                                            Subaccount      Subaccount     Subaccount     Subaccount (b)   Subaccount   Subaccount
                                          ------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 3,153               107             513           (25)         10,843           3

Net realized gain (loss) on sale of
investments                                 (1,068)               61          (1,026)           (4)        (26,888)          -

Change in unrealized appreciation
 (depreciation) of investments              (8,582)          (15,681)         (2,976)        1,606          (2,774)          -
                                          ------------------------------------------------------------------------------------------

  Net increase (decrease) in contract
      owners' equity resulting
      from operations                       (6,497)          (15,513)         (3,489)        1,577         (18,819)          3
                                          ------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                         22,254            32,278          18,888        32,945          39,682           9
Net transfer (to) from affiliate and
 subaccounts                                 3,615            10,335           5,061        10,307           5,342         (48)
Payments for redemptions                    (1,284)           (2,017)           (912)         (286)         (2,621)        (22)
                                          ------------------------------------------------------------------------------------------

    Net increase (decrease) from contract
    owners' equity transactions             24,585            40,596          23,037        42,966          42,403         (61)
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                             18,088            25,083          19,548        44,543          23,584         (58)

CONTRACT OWNERS' EQUITY

Beginning of period                         27,244            49,508          24,081             -          58,687         123
                                          ------------------------------------------------------------------------------------------

End of period                               45,332            74,591          43,629        44,543          82,271          65
                                          ==========================================================================================

See accompanying notes to financial  statements.
(b) For the period (commencement of operations): May 1, 2001 - December 31,
    2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                               Scudder Variable Series II
                                                       ---------------------------------------------------------------------------
                                                         Scudder                  Scudder       Scudder     Scudder
                                                       Aggressive    Scudder     Contrarian      Global    Government    Scudder
                                                         Growth     Blue Chip      Value       Blue Chip   Securities     Growth
                                                       Subaccount   Subaccount   Subaccount    Subaccount  Subaccount   Subaccount
                                                       ---------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                 (142)        (768)         226           117       2,428       27,435

Net realized gain (loss) on sale of investments            (1,231)        (394)      (3,562)          (87)      2,369      (42,881)

Change in unrealized appreciation (depreciation)
of investments                                             (5,518)     (11,570)       3,923        (2,222)      1,063      (82,605)
                                                       ---------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                   (6,891)     (12,732)         587        (2,192)      5,860      (98,051)
                                                       ---------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        19,927       41,555       34,423        13,651      68,231       33,092
Net transfer (to) from affiliate and subaccounts            3,534       11,326       15,252         1,631      27,492      (12,697)
Payments for redemptions                                   (1,298)      (5,360)      (9,600)         (516)    (11,615)     (44,679)
                                                       ---------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                22,163       47,521       40,075        14,766      84,108      (24,284)
                                                       ---------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity       15,272       34,789       40,662        12,574      89,968     (122,335)

CONTRACT OWNERS' EQUITY

Beginning of period                                        24,812       62,373       88,013        10,292      70,681      424,289
                                                       ---------------------------------------------------------------------------

End of period                                              40,084       97,162      128,675        22,866     160,649      301,954
                                                       ===========================================================================

                                                                             Scudder Variable Series II
                                                       ---------------------------------------------------------------------
                                                                                                                  Scudder
                                                         Scudder       Scudder      Scudder       Scudder      International
                                                        High Yield   Horizon 10+   Horizon 20+   Horizon 5        Research
                                                        Subaccount    Subaccount   Subaccount    Subaccount      Subaccount
                                                       ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                18,836         1,121           559          420           13,366

Net realized gain (loss) on sale of investments            (28,541)       (2,021)       (1,456)        (617)         (26,243)

Change in unrealized appreciation (depreciation)
of investments                                              13,300           722           623          166          (13,717)
                                                       ---------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                     3,595          (178)         (274)         (31)         (26,594)
                                                       ---------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                         29,931           483           367          232            9,594
Net transfer (to) from affiliate and subaccounts             9,089       (13,207)       (8,018)      (7,140)          (5,250)
Payments for redemptions                                   (26,200)         (454)         (398)        (498)         (11,880)
                                                       ---------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                 12,820       (13,178)       (8,049)      (7,406)          (7,536)
                                                       ---------------------------------------------------------------------

Total increase (decrease) in contract owners' equity        16,415       (13,356)       (8,323)      (7,437)         (34,130)

CONTRACT OWNERS' EQUITY

Beginning of period                                        173,118        13,356         8,323        7,437          107,298
                                                       ---------------------------------------------------------------------

End of period                                              189,533             -             -            -           73,168
                                                       =====================================================================

                                                       Scudder Variable Series II
                                                       --------------------------
                                                        Scudder
                                                       Investment      Scudder
                                                       Grade Bond    Money Market
                                                       Subaccount     Subaccount
                                                       --------------------------
OPERATIONS

Net investment income (loss)                                  902           5,627

Net realized gain (loss) on sale of investments               420               -

Change in unrealized appreciation (depreciation)
of investments                                               (239)              -
                                                       --------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                    1,083           5,627
                                                       --------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        28,647         467,417
Net transfer (to) from affiliate and subaccounts           15,137        (113,554)
Payments for redemptions                                   (4,263)        (96,321)
                                                       --------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                39,521         257,542
                                                       --------------------------

Total increase (decrease) in contract owners' equity       40,604         263,169

CONTRACT OWNERS' EQUITY

Beginning of period                                        24,478         144,344
                                                       --------------------------

End of period                                              65,082         407,513
                                                       ==========================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)


                                                                  ------------------------------------------------------------------


                                                                   Scudder New    Scudder Small   Scudder Small   Scudder Strategic
                                                                     Europe        Cap Growth       Cap Value           Income
                                                                    Subaccount     Subaccount       Subaccount        Subaccount
                                                                  ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                                (39)        19,821            (687)               (69)

Net realized gain (loss) on sale of investments                          (1,407)       (32,119)            897                248

Change in unrealized appreciation (depreciation) of
investments                                                              (1,282)       (43,474)         10,183                 25
                                                                  ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                          (2,728)       (55,772)         10,393                204
                                                                  ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      10,800         39,205          45,871              6,159
Net transfer (to) from affiliate and subaccounts                          4,252         (1,696)         29,421              2,441
Payments for redemptions                                                   (344)       (14,122)         (4,126)              (519)
                                                                  ------------------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                             14,708         23,387          71,166              8,081
                                                                  ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                     11,980        (32,385)         81,559              8,285

CONTRACT OWNERS' EQUITY

Beginning of period                                                       3,742        184,920          32,322              3,214
                                                                  ------------------------------------------------------------------

End of period                                                            15,722        152,535         113,881             11,499
                                                                  ==================================================================

                                                                        Scudder Variable Series II
                                                                  ------------------------------------------------------------------

                                                                    Scudder
                                                                   Technology  Scudder Total       SVS Dreman       SVS Dremane High
                                                                     Growth        Return      Financial Services    Return Equity
                                                                   Subaccount    Subaccount        Subaccount          Subaccount
                                                                  ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                           (2,251)       31,911                  (97)              (907)

Net realized gain (loss) on sale of investments                        (1,442)      (11,356)                 749                228

Change in unrealized appreciation (depreciation) of
investments                                                           (60,716)      (65,762)              (1,843)               928
                                                                  ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                       (64,409)      (45,207)              (1,191)               249
                                                                  ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                    70,793        55,750               29,969            167,852
Net transfer (to) from affiliate and subaccounts                      117,727        24,024                6,846             54,385
Payments for redemptions                                               (4,359)      (71,022)              (1,177)            (5,557)
                                                                  ------------------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                          184,161         8,752               35,638            216,680
                                                                  ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                  119,752       (36,455)              34,447            216,929

CONTRACT OWNERS' EQUITY

Beginning of period                                                    97,837       603,435               17,183             63,520
                                                                  ------------------------------------------------------------------

End of period                                                         217,589       566,980               51,630            280,449
                                                                  ==================================================================


                                                                  --------------------------------------------------------


                                                                      SVS Dynamic     SVS Focus Value     SVS Focused
                                                                         Growth           + Growth      Large Cap Growth
                                                                     Subaccount (c)      Subaccount        Subaccount
                                                                  --------------------------------------------------------
OPERATIONS

Net investment income (loss)                                                   (29)            2,443               (160)

Net realized gain (loss) on sale of investments                               (158)           (1,975)              (458)

Change in unrealized appreciation (depreciation) of
investments                                                                  1,128            (7,822)            (1,113)
                                                                  --------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                                941            (7,354)            (1,731)
                                                                  --------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                         15,136            16,182             25,144
Net transfer (to) from affiliate and subaccounts                             3,698             3,645              7,756
Payments for redemptions                                                      (109)           (4,088)              (470)
                                                                  --------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                                18,725            15,739             32,430
                                                                  --------------------------------------------------------

Total increase (decrease) in contract owners' equity                        19,666             8,385             30,699

CONTRACT OWNERS' EQUITY

Beginning of period                                                              -            43,425              7,199
                                                                  --------------------------------------------------------

End of period                                                               19,666            51,810             37,898
                                                                  ========================================================


                                                                  -------------------------------


                                                                  SVS Growth and    SVS Growth
                                                                      Income       Opportunities
                                                                    Subaccount      Subaccount
                                                                  -------------------------------
OPERATIONS

Net investment income (loss)                                               (565)            (981)

Net realized gain (loss) on sale of investments                            (344)            (932)

Change in unrealized appreciation (depreciation) of
investments                                                              (5,511)         (16,177)
                                                                  -------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                          (6,420)         (18,090)
                                                                  -------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      63,069           52,213
Net transfer (to) from affiliate and subaccounts                         16,830           14,805
Payments for redemptions                                                 (1,914)          (1,711)
                                                                  -------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                             77,985           65,307
                                                                  -------------------------------

Total increase (decrease) in contract owners' equity                     71,565           47,217

CONTRACT OWNERS' EQUITY

Beginning of period                                                      34,203           46,795
                                                                  -------------------------------

End of period                                                           105,768           94,012
                                                                  ===============================

See accompanying notes to financial statements.
(c)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                              Scudder Variable Series II
                                                             ------------------------------------------------------------------
                                                                               SVS Mid Cap     SVS Strategic      SVS Venture
                                                              SVS Index 500       Growth           Equity            Value
                                                                Subaccount    Subaccount (d)   Subaccount (d)    Subaccount (d)
                                                             ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                           (482)             38               (3)             (108)

Net realized gain (loss) on sale of investments                      (3,794)            (38)            (225)             (308)

Change in unrealized appreciation (depreciation) of
investments                                                          (3,696)          1,469              601             2,396
                                                             ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity
           resulting from operations                                 (7,972)          1,469              373             1,980
                                                             ------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                  90,220          28,315           26,789            61,824
Net transfer (to) from affiliate and subaccounts                     22,650          11,033            8,370            24,054
Payments for redemptions                                             (2,430)           (152)             (90)             (400)
                                                             ------------------------------------------------------------------
    Net increase (decrease) from contract owners'
           equity transactions                                      110,440          39,196           35,069            85,478
                                                             ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                102,468          40,665           35,442            87,458

CONTRACT OWNERS' EQUITY

Beginning of period                                                  42,884               -                -                 -
                                                             ------------------------------------------------------------------

End of period                                                       145,352          40,665           35,442            87,458
                                                             ==================================================================

See accompanying notes to financial statements.
(d) For the period (commencement of operations): May 1, 2001 to December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners'
Equity

For the year ended December 31, 2000
(in thousands)

                                                                                               The Alger American Fund
                                                                                   -------------------------------------------------

                                                                  Total KILICO     Alger American  Alger American   Alger American
                                                                Variable Annuity      Balanced         Growth      Leveraged AllCap
                                                                Separate Account     Subaccount      Subaccount        Subaccount
                                                                ----------------   -------------------------------------------------
OPERATIONS

Net investment income (loss)                                    $        295,349              168           2,127               965

Net realized gain (loss) on sale of investments                           73,014              (42)         (1,010)             (213)

Change in unrealized appreciation (depreciation) of
investments                                                             (914,152)            (933)         (5,258)          (11,937)
                                                                ----------------   -------------------------------------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                 (545,789)            (807)         (4,141)          (11,185)
                                                                ----------------   -------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      862,463            9,106           5,450            33,347
Net transfer (to) from affiliate and subaccounts                         335,849            5,320           9,119            18,646
Payments for redemptions                                                (426,615)            (157)           (855)             (817)
                                                                ----------------   -------------------------------------------------

       Net increase (decrease) from contract owners'
               equity transactions                                       771,697           14,269          13,714            51,176
                                                                ----------------   -------------------------------------------------

Total increase (decrease) in contract owners' equity                     225,908           13,462           9,573            39,991

CONTRACT OWNERS' EQUITY

Beginning of period                                                    3,816,019              216          10,911               644
                                                                ----------------   -------------------------------------------------

End of period                                                   $      4,041,927           13,678          20,484            40,635
                                                                ================   =================================================

                                                                                                  American Century Variable
                                                                                                         Portfolios, Inc.
                                                                                                  -------------------------

                                                                                Alger American    American Century   American
                                                                Alger American       Small          VP Income &     Century VP
                                                                 MidCap Growth  Capitalization        Growth          Value
                                                                   Subaccount     Subaccount        Subaccount      Subaccount
                                                                ------------------------------   ------------------------------
OPERATIONS

Net investment income (loss)                                                 -           1,924           (48)               22

Net realized gain (loss) on sale of investments                              -          (2,473)           88               (61)

Change in unrealized appreciation (depreciation) of
investments                                                                  -          (2,117)         (595)              287
                                                                -------------------------------  ------------------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                      -          (2,666)         (555)              248
                                                                -------------------------------  ------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                          4           1,912           599               277
Net transfer (to) from affiliate and subaccounts                             -           3,761         2,367             2,044
Payments for redemptions                                                     -            (365)         (244)             (169)
                                                                -------------------------------  ------------------------------

       Net increase (decrease) from contract owners'
               equity transactions                                           4           5,308         2,722             2,152
                                                                -------------------------------  ------------------------------

Total increase (decrease) in contract owners' equity                         4           2,642         2,167             2,400

CONTRACT OWNERS' EQUITY

Beginning of period                                                          -           2,143         2,724               580
                                                                -------------------------------  ------------------------------

End of period                                                                4           4,785         4,891             2,980
                                                                ===============================  ==============================

                                                                                                                The Dreyfus
                                                                                                                 Socially
                                                                                                                Responsible
                                                                          Credit Suisse Trust                Growth Fund, Inc.
                                                                ------------------------------------------   ------------------

                                                                Credit Suisse            Credit Suisse       Dreyfus Socially
                                                                Trust Emerging         Trust Global Post-      Responsible
                                                                   Markets              Venture Capital        Growth Fund
                                                                  Subaccount              Subaccount           Subaccount
                                                                ------------------------------------------   ------------------
OPERATIONS

Net investment income (loss)                                               240                      1,023                  (61)

Net realized gain (loss) on sale of investments                            161                        237                   89

Change in unrealized appreciation (depreciation) of
investments                                                             (4,074)                    (3,631)              (1,502)
                                                                ------------------------------------------   ------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                 (3,673)                    (2,371)              (1,474)
                                                                ------------------------------------------   ------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      7,692                      7,114                6,369
Net transfer (to) from affiliate and subaccounts                         3,151                      2,297                3,456
Payments for redemptions                                                  (238)                      (125)                (272)
                                                                ------------------------------------------   ------------------

       Net increase (decrease) from contract owners'
               equity transactions                                      10,605                      9,286                9,553
                                                                ------------------------------------------   ------------------

Total increase (decrease) in contract owners' equity                     6,932                      6,915                8,079

CONTRACT OWNERS' EQUITY

Beginning of period                                                      3,045                      2,013                2,867
                                                                ------------------------------------------   ------------------

End of period                                                            9,977                      8,928               10,946
                                                                ==========================================   ==================



See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                     Dreyfus
                                                                    Investment        Fidelity Variable Insurance Products
                                                                    Portfolios                       Fund
                                                               --------------------  --------------------------------------

                                                                 Dreyfus I.P. Mid     Fidelity VIP Equity   Fidelity VIP
                                                                     Cap Stock               Income            Growth
                                                                    Subaccount             Subaccount         Subaccount
                                                                -------------------  --------------------------------------
OPERATIONS

Net investment income (loss)                                         144                      2,853             8,680

Net realized gain (loss) on sale of investments                       33                        693             3,666

Change in unrealized appreciation (depreciation) of
investments                                                         (187)                    (1,195)          (25,747)
                                                                -------------------  --------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                    (10)                     2,351           (13,401)
                                                                -------------------  --------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                8,911                      4,482            12,794
Net transfer (to) from affiliate and subaccounts                   4,460                     (5,358)            8,768
Payments for redemptions                                             (87)                    (3,341)           (6,919)
                                                                -------------------  --------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                    13,284                     (4,217)           14,643
                                                                -------------------  --------------------------------------

Total increase (decrease) in contract owners' equity              13,274                     (1,866)            1,242

CONTRACT OWNERS' EQUITY

Beginning of period                                                  123                     45,229            91,302
                                                                -------------------  --------------------------------------

End of period                                                     13,397                     43,363            92,544
                                                                ===================  ======================================

                                                                    Fidelity Variable Insurance Products Funds II
                                                               -------------------------------------- -----------------

                                                               Fidelity VIP II    Fidelity VIP II      Fidelity VIP II
                                                                Asset Manager        Contrafund            Index 500
                                                                  Subaccount         Subaccount           Subaccount
                                                               --------------------------------------------------------
OPERATIONS

Net investment income (loss)                                          790              9,142                   436

Net realized gain (loss) on sale of investments                      (130)             1,979                 6,654

Change in unrealized appreciation (depreciation) of
investments                                                        (1,092)           (17,749)              (25,473)
                                                               --------------------------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                    (432)            (6,628)              (18,383)
                                                               --------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                 1,304              9,085                21,874
Net transfer (to) from affiliate and subaccounts                     (430)             1,010                (5,501)
Payments for redemptions                                           (1,019)            (5,215)              (12,523)
                                                               --------------------------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                       (145)             4,880                 3,850
                                                               --------------------------------------------------------

Total increase (decrease) in contract owners' equity                 (577)            (1,748)              (14,533)

CONTRACT OWNERS' EQUITY

Beginning of period                                                 8,393             78,396               170,279
                                                               --------------------------------------------------------

End of period                                                       7,816             76,648               155,746
                                                               ========================================================

                                                                      Franklin
                                                                      Templeton
                                                                  Variable Insruance
                                                                    Products Trust                   Janus Aspen Series
                                                                --------------------------------------------------------------------

                                                                      Templeton        Janus Aspen                      Janus Aspen
                                                                      Developing        Aggressive      Janus Aspen       Capital
                                                                  Markets Securities      Growth          Balanced     Appreciation
                                                                      Subaccount        Subaccount       Subaccount      Subaccount
                                                                --------------------  ----------------------------------------------
OPERATIONS

Net investment income (loss)                                               -              19,887           16,775            11

Net realized gain (loss) on sale of investments                          (25)              9,804            2,057          (296)

Change in unrealized appreciation (depreciation) of
investments                                                               (5)           (105,037)         (25,020)         (679)
                                                                --------------------  ----------------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                        (30)            (75,346)          (6,188)         (964)
                                                                --------------------  ----------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      161              28,406           22,994         3,902
Net transfer (to) from affiliate and subaccounts                         (97)             46,904           20,123          (843)
Payments for redemptions                                                  (1)            (11,296)          (9,984)         (271)
                                                                --------------------  ----------------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                            63              64,014           33,133         2,788
                                                                --------------------  ----------------------------------------------

Total increase (decrease) in contract owners' equity                      33             (11,332)          26,945         1,824

CONTRACT OWNERS' EQUITY

Beginning of period                                                        -             158,393          144,093           743
                                                                --------------------  ----------------------------------------------

End of period                                                             33             147,061          171,038         2,567
                                                                ====================  ==============================================

                                                               ---------------

                                                                 Janus Aspen
                                                                    Growth
                                                                  Subaccount
                                                               ---------------
OPERATIONS

Net investment income (loss)                                       21,501

Net realized gain (loss) on sale of investments                     9,844

Change in unrealized appreciation (depreciation) of
investments                                                       (86,494)
                                                               ----------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                 (55,149)
                                                               ---------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                57,316
Net transfer (to) from affiliate and subaccounts                   59,436
Payments for redemptions                                          (16,605)
                                                               ---------------

  Net increase (decrease) from contract owners' equity
  transactions                                                    100,147
                                                               ---------------

Total increase (decrease) in contract owners' equity               44,998

CONTRACT OWNERS' EQUITY

Beginning of period                                               240,499
                                                               ---------------

End of period                                                     285,497
                                                               ===============

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                             J.P. Morgan       Pilgrim Emerging
                                                               Janus Aspen Series          Series Trust II    Markets Fund, Inc.
                                                        -------------------------------   -----------------   ------------------
                                                        Janus Aspen
                                                         Growth and      Janus Aspen      J.P. Morgan Small    Pilgrim Emerging
                                                           Income      Worldwide Growth        Company           Markets Fund
                                                         Subaccount       Subaccount          Subaccount           Subaccount
                                                        -------------------------------   -----------------   ------------------
OPERATIONS

Net investment income (loss)                                  1,121             24,916                   12                 (149)

Net realized gain (loss) on sale of investments               2,189              9,421                  (91)               2,067

Change in unrealized appreciation (depreciation) of
investments                                                 (21,513)           (98,483)                (275)              (7,924)
                                                        -------------------------------   ------------------  -------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                 (18,203)           (64,146)                (354)              (6,006)
                                                        -------------------------------   ------------------  -------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                          26,953             38,769                  639                1,373
Net transfer (to) from affiliate and subaccounts             29,812             25,761                1,182                  871
Payments for redemptions                                     (4,361)           (22,250)                (149)              (1,083)
                                                        -------------------------------   ------------------  -------------------

    Net increase (decrease) from contract owners'
           equity transactions                               52,404             42,280                1,672                1,161
                                                        -------------------------------   ------------------  -------------------

Total increase (decrease) in contract owners' equity         34,201            (21,866)               1,318               (4,845)

CONTRACT OWNERS' EQUITY

Beginning of period                                          67,155            329,016                  370               12,549
                                                        -------------------------------   ------------------  -------------------

End of period                                               101,356            307,150                1,688                7,704
                                                        ===============================   ==================  ===================

                                                        Pilgrim Natural
                                                        Resources Trust  PIMCO Variable Insurance Trust
                                                        ---------------  ------------------------------

                                                        Pilgrim Natural  PIMCO Foreign     PIMCO Low
                                                        Resources Trust      Bond        Duration Bond
                                                           Subaccount      Subaccount      Subaccount
                                                        ---------------- ------------------------------
OPERATIONS

Net investment income (loss)                                         (18)           28              10

Net realized gain (loss) on sale of investments                       78            (1)              -

Change in unrealized appreciation (depreciation) of
investments                                                          742             -               4
                                                        ---------------- ------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                          802            27              14
                                                        ----------------   ----------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                  500           152             188
Net transfer (to) from affiliate and subaccounts                     276            71             117
Payments for redemptions                                            (401)          (18)             (2)
                                                        ----------------   ----------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                       375           205             303
                                                        ----------------   ----------------------------

Total increase (decrease) in contract owners' equity               1,177           232             317

CONTRACT OWNERS' EQUITY

Beginning of period                                                4,374           249              22
                                                        ----------------   ----------------------------

End of period                                                      5,551           481             339
                                                        ================   ============================

                                                                          Scudder Variable Series I
                                                        ----------------------------------------------------------------

                                                         Scudder 21st                   Scudder Capital   Scudder Global
                                                        Century Growth   Scudder Bond       Growth          Discovery
                                                        Subaccount (a)    Subaccount      Subaccount        Subaccount
                                                        ----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (36)            18             1,955              710

Net realized gain (loss) on sale of investments                    (28)             2               159              529

Change in unrealized appreciation (depreciation) of
investments                                                       (637)            51            (5,217)          (5,494)
                                                        ----------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                       (701)            71            (3,103)          (4,255)
                                                        ----------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              3,784            393            10,374           30,214
Net transfer (to) from affiliate and subaccounts                 1,092            713             7,230           15,829
Payments for redemptions                                           (14)           (13)             (982)            (638)
                                                        ----------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                   4,862          1,093            16,622           45,405
                                                        ----------------------------------------------------------------

Total increase (decrease) in contract owners' equity             4,161          1,164            13,519           41,150

CONTRACT OWNERS' EQUITY

Beginning of period                                                  -            176            13,725            8,358
                                                        ----------------------------------------------------------------

End of period                                                    4,161          1,340            27,244           49,508
                                                        ================================================================

See accompanying notes to financial statements.
(a) For the period (commencement of operations): June 5, 2000 to December 31,
2000

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                   Scudder Variable Series
                                                        --------------------------------------------   -----------------------------

                                                                                                         Scudder
                                                        Scudder Growth     Scudder     Scudder Money   Aggressive
                                                          and Income    International      Market        Growth    Scudder Blue Chip
                                                          Subaccount      Subaccount     Subaccount    Subaccount      Subaccount
                                                        --------------------------------------------   -----------------------------
OPERATIONS

Net investment income (loss)                                       216          4,151              6         (170)             (556)

Net realized gain (loss) on sale of investments                    (36)        (9,580)             -          202             1,024

Change in unrealized appreciation (depreciation) of
investments                                                     (1,011)        (2,773)             -       (3,577)           (5,911)
                                                        ---------------------------------------------  -----------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                     (831)        (8,202)             6       (3,545)           (5,443)
                                                        ---------------------------------------------  -----------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              6,918         26,465            639       19,636            21,928
Net transfer (to) from affiliate and subaccounts                 7,486         14,156           (508)       7,934            14,786
Payments for redemptions                                          (632)        (1,314)           (14)        (449)           (5,071)
                                                        ---------------------------------------------  -----------------------------

    Net increase (decrease) from contract owners'
             equity transactions                                13,772         39,307            117       27,121            31,643
                                                        ---------------------------------------------  -----------------------------

Total increase (decrease) in contract owners' equity            12,941         31,105            123       23,576            26,200

CONTRACT OWNERS' EQUITY

Beginning of period                                             11,140         27,582              -        1,236            36,173
                                                        ---------------------------------------------  -----------------------------

End of period                                                   24,081         58,687            123       24,812            62,373
                                                        =============================================  =============================

                                                                                           Scudder Variable Series II
                                                        -------------------------------------------------------------------

                                                                                              Scudder
                                                            Scudder        Scudder Global   Government
                                                        Contrarian Value      Blue Chip     Securities     Scudder Growth
                                                           Subaccount        Subaccount     Subaccount       Subaccount
                                                        -------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                      16,160              (52)       3,627             42,274

Net realized gain (loss) on sale of investments                   (9,434)             186         (948)            27,025

Change in unrealized appreciation (depreciation) of
investments                                                        3,218             (439)       3,103           (177,074)
                                                        -------------------------------------------------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                      9,944             (305)       5,782           (107,775)
                                                        -------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                8,165            4,300        6,590             30,406
Net transfer (to) from affiliate and subaccounts                  (9,409)           2,779         (795)            (5,086)
Payments for redemptions                                         (12,961)            (365)      12,605)           (67,289)
                                                        -------------------------------------------------------------------

    Net increase (decrease) from contract owners'
             equity transactions                                 (14,205)           6,714       (6,810)           (41,969)
                                                        -------------------------------------------------------------------

Total increase (decrease) in contract owners' equity              (4,261)           6,409       (1,028)          (149,744)

CONTRACT OWNERS' EQUITY

Beginning of period                                               92,274            3,883       71,709            574,033
                                                        -------------------------------------------------------------------

End of period                                                     88,013           10,292       70,681            424,289
                                                        ===================================================================


                                                        -------------------------------


                                                        Scudder High   Scudder Horizon
                                                           Yield             10+
                                                         Subaccount      Subaccount
                                                        -------------------------------
OPERATIONS

Net investment income (loss)                                  21,732             1,236

Net realized gain (loss) on sale of investments              (16,574)              219

Change in unrealized appreciation (depreciation) of
investments                                                  (22,469)           (2,380)
                                                        -------------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                (17,311)             (925)
                                                        -------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           11,863             1,188
Net transfer (to) from affiliate and subaccounts              (3,472)             (621)
Payments for redemptions                                     (35,680)           (1,690)
                                                        -------------------------------

    Net increase (decrease) from contract owners'
             equity transactions                             (27,289)           (1,123)
                                                        -------------------------------

Total increase (decrease) in contract owners' equity         (44,600)           (2,048)

CONTRACT OWNERS' EQUITY

Beginning of period                                          217,718            15,404
                                                        -------------------------------

End of period                                                173,118            13,356
                                                        ===============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                                      Scudder Variable Series II
                                                        ----------------------------------------------------------------------------

                                                                                         Scudder         Scudder
                                                            Scudder       Scudder     International     Investment    Scudder Money
                                                          Horizon 20+    Horizon 5      Research        Grade Bond        Market
                                                           Subaccount    Subaccount    Subaccount       Subaccount      Subaccount
                                                        ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                      979           589          19,016            795           5,741

Net realized gain (loss) on sale of investments                   206            22           4,046           (265)              -

Change in unrealized appreciation (depreciation) of
investments                                                    (2,183)         (773)        (55,254)         1,193               -
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                      (998)         (162)        (32,192)         1,723           5,741
                                                        ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                             1,062           344           8,983          3,180          84,576
Net transfer (to) from affiliate and subaccounts                 (510)         (954)         (9,132)         3,950         (51,485)
Payments for redemptions                                       (1,542)         (979)        (19,913)        (3,255)        (34,855)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                   (990)       (1,589)        (20,062)         3,875          (1,764)
                                                        ----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity           (1,988)       (1,751)        (52,254)         5,598           3,977

CONTRACT OWNERS' EQUITY

Beginning of period                                            10,311         9,188         159,552         18,880         140,367
                                                        ----------------------------------------------------------------------------

End of period                                                   8,323         7,437         107,298         24,478         144,344
                                                        ============================================================================


                                                        ----------------------------------------------------------------------------

                                                                                                    Scudder     Scudder    Scudder
                                                        Scudder New  Scudder Small  Scudder Small  Strategic  Technology    Total
                                                           Europe      Cap Growth     Cap Value     Income      Growth      Return
                                                        Subaccount     Subaccount     Subaccount  Subaccount  Subaccount  Subaccount
                                                        ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (29)        16,017           (165)        10        (966)    44,883

Net realized gain (loss) on sale of investments                  87         11,315         (1,011)       (60)        677     19,360

Change in unrealized appreciation (depreciation) of
investments                                                    (171)       (58,020)         2,108        108     (36,088)   (89,810)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                    (113)       (30,688)           932         58     (36,377)   (25,567)
                                                        ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           1,737         33,357          5,643      1,125      73,694     30,764
Net transfer (to) from affiliate and subaccounts                975         35,531         (2,248)       797      43,173    (26,068)
Payments for redemptions                                        (83)       (19,336)        (3,609)      (279)     (2,236)   (91,502)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                2,629         49,552           (214)     1,643     114,631    (86,806)
                                                        ----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          2,516         18,864            718      1,701      78,254   (112,373)

CONTRACT OWNERS' EQUITY

Beginning of period                                           1,226        166,056         31,604      1,513      19,583    715,808
                                                        ----------------------------------------------------------------------------

End of period                                                 3,742        184,920         32,322      3,214      97,837    603,435
                                                        ============================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                                Scudder Variable Series II
                                                        ------------------------------------------------------------------------
                                                            SVS Dreman      SVS Dreman High   SVS Focus Value    Scudder Focused
                                                        Financial Services   Return Equity       & Growth       Large Cap Growth
                                                            Subaccount         Subaccount       Subaccount         Subaccount
                                                        ------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                         (38)           1,930               3,703              (28)

Net realized gain (loss) on sale of investments                     (146)            (982)              2,353              (51)

Change in unrealized appreciation (depreciation) of
investments                                                        3,169           11,143              (8,503)          (1,017)
                                                        ------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
            equity resulting from operations                       2,985           12,091              (2,447)          (1,096)
                                                        ------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                5,522           13,294               5,605            5,656
Net transfer (to) from affiliate and subaccounts                   3,448            8,647              (1,192)           2,744
Payments for redemptions                                            (417)          (1,886)             (6,865)            (160)
                                                        ------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
            equity transactions                                    8,553           20,055              (2,452)           8,240
                                                        ------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity              11,538           32,146              (4,899)           7,144

CONTRACT OWNERS' EQUITY

Beginning of period                                                5,645           31,374              48,324               55
                                                        ------------------------------------------------------------------------

End of period                                                     17,183           63,520              43,425            7,199
                                                        ========================================================================

                                                        ------------------------------------------------
                                                        Scudder Growth   Scudder Growth   Scudder Index
                                                          and Income      Opportunities       500
                                                        Subaccount (b)   Subaccount (b)    Subaccount
                                                        ------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (192)            (309)            (357)

Net realized gain (loss) on sale of investments                   (9)               3                6

Change in unrealized appreciation (depreciation) of
investments                                                   (2,780)          (7,216)          (3,555)
                                                        ------------------------------------------------

    Net increase (decrease) in contract owners'
            equity resulting from operations                  (2,981)          (7,522)          (3,906)
                                                        ------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           28,430           43,801           21,147
Net transfer (to) from affiliate and subaccounts               8,947           10,899           19,489
Payments for redemptions                                        (193)            (383)            (639)
                                                        ------------------------------------------------

    Net increase (decrease) from contract owners'
            equity transactions                               37,184           54,317           39,997
                                                        ------------------------------------------------

Total increase (decrease) in contract owners' equity          34,203           46,795           36,091

CONTRACT OWNERS' EQUITY

Beginning of period                                                -                -            6,793
                                                        ------------------------------------------------

End of period                                                 34,203           46,795           42,884
                                                        ================================================

See accompanying notes to financial statements.
(b) For the period (commencement of operations): May 3, 2000 - Scudder Growth Opportunities Subaccount; May 4, 2000 - Scudder Growth and Income Subaccount; to December 31, 2000.

KILICO Variable Annuity Separate Account

Notes to Financial Statements

(1)  General Information and Significant Accounting Policies

Organization

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred") and Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"). The Separate Account is divided into a total of sixty-four subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have thirty-four subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Pilgrim Emerging Markets Fund, Inc., the Pilgrim Natural Resources Trust, the Scudder Variable Series I, and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end diversified management investment company.

The Scudder Destinations contracts have forty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Funds, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred Plus contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the

Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Horizon 5, Scudder Horizon 10+ and the Scudder Horizon 20+ funds were closed by the investment manager of the Scudder Variable Series II effective May 1, 2001. All monies not reallocated by contract owners by this date were transferred to Scudder Total Return subaccount.

Security valuation

The investments are stated at current market value, which is based on the closing net asset value at December 31, 2001.

Security transactions and investment income

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Traditionally, the Statement of Operations should consist only of transactions that directly impact the unit value calculation: in other words, transactions that impact contractholders equally. The unit value, which is the value of a share of the division, is generally only impacted by investment income and mortality and expense risk.

Accumulation unit valuation

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

(2)  Financial Highlights

The following table represents certain highlights as follows:

                                                                 At December 31, 2001
                                                       ---------------------------------------------------

                                                                                          Net
                                                       Units      Unit Fair Value       Assets  Investment
                                                                  ---------------
                                                                                                  Income
                                                       (000s)    Lowest      Highest    (000s)   Ratio (a)
                                                       ------    ------      -------    ------   ---------
The Alger American Fund:

Alger American Balanced Subaccount                     8,205     $10.240     $10.240     $84,021    1.99%
Alger American Growth Subaccount                         423      40.912      52.093      21,732   14.04%
Alger American Leveraged AllCap Subaccount             9,057       8.103       8.103      73,387    3.24%
Alger American MidCap Growth Subaccount                  173      28.092      28.342       4,678   33.96%
Alger American Small Capitalization Subaccount           119      16.250      31.513       3,635    0.05%

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth Subaccount           853       6.323       6.395       5,410    0.83%
American Century VP Value Subaccount                   3,071       7.350       7.723      23,380    0.53%

Credit Suisse Trust:

Credit Suisse Trust Emerging Markets Subaccount        1,937       8.326       8.611      16,663      N/A
Credit Suisse Trust Global Post-Venture Capital
Subaccount                                             1,586       8.818       8.818      13,982      N/A

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund Subaccount    1,620       7.563      27.119      15,699    0.07%

Dreyfus Investment Portfolios:

Dreyfus I.P. Mid Cap Stock Subaccount                  7,541      11.199      11.199      84,453    0.27%

Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity Income Subaccount                  1,659      22.475      31.143      50,216    5.91%
Fidelity VIP Growth Subaccount                         1,643      33.204      51.078      81,527    6.97%

Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Subaccount                 323      22.326      22.736       7,226    5.70%
Fidelity VIP II Contrafund Subaccount                  2,475      19.897      25.714      62,588    3.63%
Fidelity VIP II Index 500 Subaccount                   1,087     127.922      137.84     146,877    1.10%

Franklin Templeton Variable Insurance Products Trust:

Templeton Developing Markets Securities Subaccount         3       8.860       8.860          30      N/A

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF Utilities Subaccount                       1,004       6.796       6.796       6,825    0.92%

Janus Aspen Series:

Janus Aspen Aggressive Growth Subaccount               3,396      21.725      24.518      81,659      N/A
Janus Aspen Balanced Subaccount                        5,930      22.896      27.744     161,184    2.59%
Janus Aspen Capital Appreciation Subaccount              242       8.459       8.459       2,043    1.17%
Janus Aspen Growth Subaccount                         12,249      10.607      23.504     189,564    0.25%
Janus Aspen Growth and Income Subaccount               4,984      14.953      14.953      74,529    1.32%
Janus Aspen Worldwide Growth Subaccount                6,855      28.344      31.533     212,598    0.45%

                                                          For the year ended December 31, 2001
                                                        ----------------------------------------

                                                        Expense Ratio (b)      Total Return (c)
                                                        -----------------      ----------------

                                                        Lowest     Highest     Lowest     Highest
                                                        ------     -------     ------     -------
The Alger American Fund:

Alger American Balanced Subaccount                        1.40%      1.40%      -3.29%      -3.29%
Alger American Growth Subaccount                          1.00%      3.00%     -12.95%      13.13%
Alger American Leveraged AllCap Subaccount                1.40%      1.40%     -17.09%     -17.09%
Alger American MidCap Growth Subaccount                   1.00%      3.00%      -8.01%      -4.13%
Alger American Small Capitalization Subaccount            1.00%      3.00%     -30.78%     -13.54%

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth Subaccount            1.00%      3.00%      -9.82%      -8.37%
American Century VP Value Subaccount                      1.00%      3.00%       7.38%      11.70%

Credit Suisse Trust:

Credit Suisse Trust Emerging Markets Subaccount           1.00%      3.00%     -11.37%     -10.51%
Credit Suisse Trust Global Post-Venture Capital
Subaccount                                                1.40%      1.40%     -29.62%     -29.62%

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund Subaccount       1.00%      3.00%     -23.91%     -16.84%

Dreyfus Investment Portfolios:

Dreyfus I.P. Mid Cap Stock Subaccount                     1.40%      1.40%      -4.60%      -4.60%

Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity Income Subaccount                     1.00%      3.00%      -6.46%      -5.90%
Fidelity VIP Growth Subaccount                            1.00%      3.00%     -19.03%     -13.14%

Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Subaccount                  1.00%      2.80%      -5.40%      -5.05%
Fidelity VIP II Contrafund Subaccount                     1.00%      3.00%     -13.68%      -5.32%
Fidelity VIP II Index 500 Subaccount                      1.00%      3.00%     -13.75%      -9.67%

Franklin Templeton Variable Insurance Products Trust:

Templeton Developing Markets Securities Subaccount        1.40%      1.40%     -12.68%     -12.68%

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF Utilities Subaccount                          1.40%      1.40%     -32.30%     -32.30% (d)

Janus Aspen Series:

Janus Aspen Aggressive Growth Subaccount                  1.00%      3.00%     -40.63%     -23.00%
Janus Aspen Balanced Subaccount                           1.00%      3.00%      -6.17%      -4.07%
Janus Aspen Capital Appreciation Subaccount               1.40%      1.40%     -23.67%     -23.67%
Janus Aspen Growth Subaccount                             1.00%      3.00%     -26.05%     -21.32%
Janus Aspen Growth and Income Subaccount                  1.40%      1.40%     -14.57%     -14.57%
Janus Aspen Worldwide Growth Subaccount                   1.00%      3.00%     -23.77%     -16.33%

                                                    At December 31, 2001              For the year ended December 31, 2001
                                              --------------------------------  -----------------------------------------------
                                                                         Net
                                              Units   Unit Fair Value   Assets  Investment  Expense Ratio (b)  Total Return (c)
                                                      ---------------                       -----------------  ----------------
                                                                                  Income
                                              (000s)  Lowest  Highest   (000s)   Ratio (a)   Lowest   Highest   Lowest  Highest
                                              ------  ------  -------   ------   ---------   ------   -------   ------  -------
J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount             803  12.972   13.584   10,764     0.03%      1.00%    3.00%    -9.54%   -3.47%

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund Subaccount         713   7.247    7.384    5,432    21.69%      1.00%    2.80%   -11.67%  -11.31%

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Subaccount       257  12.958   13.232    3,252       N/A      1.00%    2.80%   -17.13%  -16.77%

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount                     35  11.099   11.099      389     4.37%      1.40%    1.40%     6.77%    6.77%
PIMCO Low Duration Bond Subaccount                24  11.366   11.366      278     6.16%      1.40%    1.40%     6.73%    6.73%

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount         4,197   6.211    6.211   26,068       N/A      1.40%    1.40%   -24.15%  -24.15%
Scudder Bond Subaccount                        1,834   7.034   11.100   13,450     3.25%      1.00%    3.00%     2.42%    5.47%
Scudder Capital Growth Subaccount              4,352  10.201   20.611   45,339     9.97%      1.00%    3.00%   -20.72%  -14.48%
Scudder Global Discovery Subaccount            6,536  11.412   11.412   74,591     1.60%      1.40%    1.40%   -25.64%  -25.64%
Scudder Growth and Income Subaccount           5,114   8.527    8.693   43,629     2.74%      1.40%    1.40%   -13.30%  -12.52%
Scudder Health Sciences Subaccount             4,222  10.551   10.551   44,542       N/A      1.40%    1.40%     5.51%    5.51% (d)
Scudder International Subaccount              10,083   7.892   10.723   82,158    16.43%      1.00%    3.00%   -32.11%  -23.44%
Scudder Money Market Subaccount                    6  10.773   10.773       65     4.26%      1.40%    1.40%     2.41%    2.41%

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount           3,999  10.022   10.022   40,084     0.85%      1.40%    1.40%   -22.84%  -22.84%
Scudder Blue Chip Subaccount                  16,826   1.164    9.680   97,162     0.36%      1.25%    1.40%   -16.97%  -16.86%
Scudder Contrarian Value Subaccount           39,433   1.799   10.913  128,715     1.50%      1.00%    2.80%     0.46%    0.85%
Scudder Global Blue Chip Subaccount            2,280  10.029   10.029   22,866     2.07%      1.40%    1.40%     1.40%    1.40%
Scudder Government Securities Subaccount      41,648   1.218   11.896  160,645     3.48%      1.00%    3.00%     3.52%    6.64%
Scudder Growth Subaccount                     65,583   1.951    8.272  302,393     8.78%      1.00%    3.00%   -23.67%  -14.32%
Scudder High Yield Subaccount                 45,274   0.805    9.271  189,316    11.65%      1.00%    3.00%    -2.72%    1.61%
Scudder International Research Subaccount     39,653   1.547    7.918   72,774    16.11%      1.00%    2.80%   -25.53%  -25.18%
Scudder Investment Grade Bond Subaccount      15,452   1.135   11.369   64,981     3.41%      1.00%    3.00%     2.24%    4.66%
Scudder Money Market Subaccount              128,799   1.008   11.894  407,432     3.31%      1.00%    3.00%     0.94%    3.85%
Scudder New Europe Subaccount                  2,391   6.576    6.576   15,722     1.33%      1.40%    1.40%   -30.83%  -30.83%
Scudder Small Cap Growth Subaccount           49,609   1.267    9.348  152,170    12.86%      1.00%    3.00%   -32.12%  -16.19%
Scudder Small Cap Value Subaccount            33,983   1.285   10.177  113,833       N/A      1.00%    2.80%    16.04%   16.49%
Scudder Strategic Income Subaccount            1,574   1.095   10.483   11,501     0.61%      1.25%    1.40%     3.78%    3.92%
Scudder Technology Growth Subaccount          25,462   0.920    9.079  217,576     0.18%      1.00%    3.00%   -33.63%   -7.58%
Scudder Total Return Subaccount               99,886   1.939   10.615  566,841     6.75%      1.00%    3.00%    -7.39%   -5.62%
SVS Dreman Financial Services Subaccount       4,691  11.006   11.006   51,630     0.97%      1.40%    1.40%    -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount      23,638  11.674   11.865  280,450     0.60%      1.40%    1.40%    -0.34%    0.29%
SVS Dynamic Growth Subaccount                  2,256   8.718    8.718   19,666       N/A      1.40%    1.40%   -12.82%  -12.82% (d)
SVS Focus Value + Growth Subaccount           18,875   1.538    9.839   51,767     6.41%      1.00%    2.80%   -15.56%  -15.21%
SVS Focused Large Cap Growth Subaccount        4,046   9.367    9.367   37,898       N/A      1.40%    1.40%   -18.10%  -18.10%
SVS Growth and Income Subaccount              13,923   7.597    7.597  105,768     0.42%      1.40%    1.40%   -13.50%  -13.50%


                                                 At December 31, 2001              For the year ended December 31, 2001
                                           --------------------------------  -----------------------------------------------
                                                                      Net
                                           Units   Unit Fair Value   Assets  Investment  Expense Ratio (b)  Total Return (c)
                                                   ---------------                       -----------------  ----------------
                                                                               Income
                                           (000s)  Lowest  Highest   (000s)   Ratio (a)   Lowest   Highest   Lowest  Highest
                                           ------  ------  -------   ------   ---------   ------   -------   ------  -------
SVS Growth Opportunities Subaccount        15,117   6.219    6.219   94,012      N/A       1.40%    1.40%    -24.75%  -24.75%
SVS Index 500 Subaccount                   17,576   8.270    8.270  145,352    0.29%       1.40%    1.40%    -13.27%  -13.27%
SVS Mid Cap Growth Subaccount               4,649   8.748    8.748   40,665      N/A       1.40%    1.40%    -12.52%  -12.52% (d)
SVS Strategic Equity Subaccount             4,707   7.529    7.529   35,442      N/A       1.40%    1.40%    -24.71%  -24.71% (d)
SVS Venture Value Subaccount                9,293   9.412    9.412   87,458      N/A       1.40%    1.40%     -5.88%   -5.88% (d)


  (a.) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

  (b.) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

  (c.) Total return is calculated using the beginning and ending unit value, which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

  (d.) Total Return is calculated for the period of May 1, 2001 to December 31, 2001.

 (3)  Summary of Investments

Investments, at cost, at December 31, 2001, are as follows (in thousands, differences are due to rounding):

                                                                                       Shares
                                                                                        Owned        Cost
                                                                                     -----------------------
The Alger American Fund:
Alger American Balanced Fund .....................................................     6,424    $   85,681
Alger American Growth Fund .......................................................       591        24,527
Alger American Leveraged AllCap Fund .............................................     2,326        90,210
Alger American MidCap Growth Fund ................................................       265         4,567
Alger American Small Capitalization Fund .........................................       220         3,701

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Fund .........................................       838         5,757
American Century VP Value Fund ...................................................     3,142        21,874

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Fund ........................................     1,977        19,683
Credit Suisse Trust Global Post-Venture Capital Fund .............................     1,438        19,307

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund .........................................       589        19,123

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock Fund ..................................................     6,120        82,912

                                                                     Shares
                                                                     Owned            Cost
                                                                  ---------------------------
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Fund ................................        2,207   $     50,759
Fidelity VIP Growth Fund .......................................        2,426         91,929

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Fund .............................          498          7,486
Fidelity VIP II Contrafund Fund ................................        3,109         65,866
Fidelity VIP II Index 500 Fund .................................        1,129        151,131

Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities Fund ...................            6             38

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Utilities Fund .....................................          485          6,979

Janus Aspen Series:
Janus Aspen Aggressive Growth Fund .............................        3,715        115,814
Janus Aspen Balanced Fund ......................................        7,142        166,669
Janus Aspen Capital Appreciation Fund ..........................           99          2,992
Janus Aspen Growth Fund ........................................        9,535        256,437
Janus Aspen Growth and Income Fund .............................        5,012         94,283
Janus Aspen Worldwide Growth Fund ..............................        7,449        227,433

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Fund .................................          814         10,303

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund ..................................        1,102          6,657

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Fund ...........................          262          3,376

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Fund ........................................           40            379
PIMCO Low Duration Bond Fund ...................................           28            272

Scudder Variable Series I:
Scudder 21/st/ Century Growth Fund .............................        4,184         27,542
Scudder Bond Fund ..............................................        1,949         13,421
Scudder Capital Growth Fund ....................................        2,771         56,916
Scudder Global Discovery Fund ..................................        8,574         93,459
Scudder Growth and Income Fund .................................        4,902         47,649
Scudder Health Sciences Fund ...................................        4,182         42,936
Scudder International Fund .....................................       10,206         85,034
Scudder Money Market Fund ......................................           65             65

Scudder Variable Series II:
Scudder Aggressive Growth Fund .................................        3,922         49,044
Scudder Blue Chip Fund .........................................        8,050        109,830
Scudder Contrarian Value Fund ..................................        9,606        129,213
Scudder Global Blue Chip Fund ..................................        2,369         24,981
Scudder Government Securities Fund .............................       13,029        157,410
Scudder Growth Fund ............................................       14,365        373,073

                                                                     Shares
                                                                     Owned            Cost
                                                                  ---------------------------
Scudder Variable Series II (continued):
Scudder International Research Fund ............................        7,876   $     94,008
Scudder Investment Grade Bond Fund .............................        5,655         64,404
Scudder Money Market Fund ......................................      407,432        407,432
Scudder New Europe Fund ........................................        2,382         17,047
Scudder Small Cap Growth Fund ..................................       11,870        201,818
Scudder Small Cap Value Fund ...................................        8,617        103,320
Scudder Strategic Income Fund ..................................        1,120         11,422
Scudder Technology Growth Fund .................................       23,245        310,182
Scudder Total Return Fund ......................................       25,115        605,064
SVS Dreman Financial Services Fund .............................        4,789         50,688
SVS Dreman High Return Equity Fund .............................       25,944        271,707
SVS Dynamic Growth Fund ........................................        2,235         18,538
SVS Focus Value + Growth Fund ..................................        3,958         59,520
SVS Focused Large Cap Growth Fund ..............................        4,002         40,028
SVS Growth and Income Fund .....................................       11,687        114,059
SVS Growth Opportunities Fund ..................................       11,946        117,405
SVS Index 500 Fund .............................................       17,000        152,219
SVS Mid Cap Growth Fund ........................................        4,605         39,196
SVS Strategic Equity Fund ......................................        4,663         34,841
SVS Venture Value Fund .........................................        9,206         85,062
                                                                                ------------

          Total Investments at Cost ............................                $  5,851,458
                                                                                ============

(4)  Transactions with Affiliates

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the Kemper Advantage III flexible payment contracts with a daily charge for mortality and expense risk and administrative costs which amounts to an aggregate of one percent (1.00%) per annum. KILICO also assesses that portion of each subaccount representing assets under the Kemper Advantage III periodic payment contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and three-tenths percent (1.30%) per annum. KILICO assesses that portion of each subaccount representing assets under the Scudder Passport contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under the Scudder Destinations contracts with a daily asset charge for mortality and expense risk and administrative costs, which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Farmers Variable Annuity I contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Zurich Preferred contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under the Zurich Preferred Plus contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-half percent (1.50%) per annum. The Scudder Passport and Scudder Destinations contracts offer the dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $30 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year.

KILICO also assesses against each Scudder Passport, Scudder Destinations and Farmers Variable Annuity I contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000, $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred and Zurich Preferred Plus contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III contract owners participating in the Scudder Money Market, Scudder Total Return, Scudder High Yield and Scudder Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. In determining reimbursement of direct and indirect operating expenses, for each subaccount, charges for mortality and expense risks and administrative expenses, and records maintenance charges are excluded and, for each subaccount, charges for taxes, extraordinary expenses, and brokerage and transaction costs are excluded. During the year ended December 31, 2001, no such payment was required.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value, if taken, will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Zurich Scudder Investments, Inc., an affiliated company, is the investment manager of the Scudder Variable Series I and the Scudder Variable Series II series of funds. On December 4, 2001, Deutsche Bank and ZFS announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.


(5)  Contract Owners' Equity

The contract owners' equity is affected by the investment results of, and contract charges to, each subaccount. The accompanying financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the market value adjusted or fixed portions, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of the several annuity options, as specified in the prospectus. Included in the following table of contract owners' equity is approximately $11,670 thousand, $3,896 thousand and $1,050 thousand of annuitized contracts for the Kemper Advantage III, Kemper Passport and Scudder Destinations, respectively.

Contract owners' equity at December 31, 2001 is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                 Contract Owners'
                                                                 Number of Units    Unit Value       Equity
                                                                 ---------------    ----------   ----------------
FARMERS VARIABLE ANNUITY I CONTRACTS

Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities Subaccount                       3            $8.860         $   30

Janus Aspen Series:
Janus Aspen Capital Appreciation Subaccount                            242             8.459          2,044

                                                                                                            Contract Owners'
                                                                      Number of Units    Unit Value             Equity
                                                                      --------------- ------------------  ------------------
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount                                                      35          $  11.099            $    388
PIMCO Low Duration Bond Subaccount                                                 24             11.366                 278

Scudder Variable Series I:
Scudder Bond Subaccount                                                            25             11.100                 276
Scudder Growth and Income Subaccount                                              132              8.693               1,149
Scudder International Subaccount                                                   18              7.917                 146
Scudder Money Market Subaccount                                                     6             10.773                  65

Scudder Variable Series II:

Scudder Government Securities Subaccount                                           58             11.508                 673
Scudder High Yield Subaccount                                                       4              9.271                  33
Scudder Small Cap Growth Subaccount                                                19              9.348                 179
SVS Dreman High Return Equity Subaccount                                           90             11.674               1,054
                                                                                                                  ----------

        Total Farmers Variable Annuity I Contract Owners' Equity                                                    $  6,316
                                                                                                                  ----------

KEMPER ADVANTAGE III CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                  418             51.718*             21,602
Alger American MidCap Growth Subaccount                                           150             28.262*              4,242
Alger American Small Capitalization Subaccount                                    113             31.314*              3,540

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                    816              6.340*              5,166
American Century VP Value Subaccount                                            2,835              7.670*             21,722

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                    18              8.338*                152

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                               171             26.966*              4,601

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                           1,573             30.685*             48,166
Fidelity VIP Growth Subaccount                                                  1,582             50.324*             79,474

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Subaccount                                          323             22.419*              7,230
Fidelity VIP II Contrafund Subaccount                                           2,463             25.377*             62,286
Fidelity VIP II Index 500 Subaccount                                            1,083            135.688*            146,729

Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                        3,382             24.135*             81,392
Janus Aspen Balanced Subaccount                                                 5,900             27.281*            160,687
Janus Aspen Growth Subaccount                                                   4,776             23.120*            110,200
Janus Aspen Worldwide Growth Subaccount                                         6,828             31.014*            211,344

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                              605             13.491*              8,159

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund Subaccount                                          713              7.315*              5,167

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Subaccount                                        257             13.054*              3,337

                                                                                                            Contract Owners'
                                                                      Number of Units    Unit Value             Equity
                                                                      --------------- ------------------  ------------------
Scudder Variable Series I:
Scudder Bond Subaccount                                                         1,484          $   7.342*         $   10,880
Scudder Capital Growth Subaccount                                                  90             20.493*              1,845
Scudder International Subaccount                                                  858             10.649*              9,131

Scudder Variable Series II:
Scudder Contrarian Value Subaccount                                            20,161              1.805*             36,321
Scudder Government Securities Subaccount                                       24,060              2.068*             49,519
Scudder Growth Subaccount                                                      35,987              5.909*            207,401
Scudder High Yield Subaccount                                                  16,678              5.626*             92,525
Scudder International Research Subaccount                                      26,612              1.559*             41,232
Scudder Investment Grade Bond Subaccount                                        6,516              1.294*              8,409
Scudder Money Market Subaccount                                                25,501              2.672*             67,596
Scudder Small Cap Growth Subaccount                                            36,084              2.142*             76,900
Scudder Small Cap Value Subaccount                                             18,550              1.289*             23,883
Scudder Technology Growth Subaccount                                            1,524              0.926*              1,411
Scudder Total Return Subaccount                                                55,399              7.094*            391,352
SVS Focus Value + Growth Subaccount                                             7,886              1.548*             12,145
                                                                                                                 -----------

        Total Kemper Advantage III Contract Owners' Equity                                                        $2,015,747
                                                                                                                 -----------

SCUDDER DESTINATIONS CONTRACTS

The Alger American Fund:
Alger American Balanced Subaccount                                              8,205             10.240              84,021
Alger American Leveraged AllCap Subaccount                                      9,057              8.103              73,387

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                 1,918              8.602              16,502
Credit Suisse Trust Global Post-Venture Capital Subaccount                      1,586              8.818              13,982

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                             1,444              7.563              10,920

Dreyfus Investment Portfolios
Dreyfus I.P. Mid Cap Stock Subaccount                                           7,541             11.199              84,452

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Utilities Subaccount                                                1,004              6.796               6,825

Janus Aspen Series:
Janus Aspen Growth Subaccount                                                   7,453             10.607              79,051
Janus Aspen Growth and Income Subaccount                                        4,984             14.953              74,528

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount                                          4,197              6.211              26,068
Scudder Capital Growth Subaccount                                               4,261             10.201              43,467
Scudder Global Discovery Subaccount                                             6,536             11.412              74,591
Scudder Growth and Income Subaccount                                            4,982              8.527              42,480
Scudder Health Sciences Subaccount                                              4,222             10.551              44,543
Scudder International Subaccount                                                9,022              7.892              71,201

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount                                            3,999             10.022              40,084
Scudder Blue Chip Subaccount                                                    9,110              9.680              88,177
Scudder Contrarian Value Subaccount                                             6,319             10.913              68,955
Scudder Global Blue Chip Subaccount                                             2,280             10.029              22,866
Scudder Government Securities Subaccount                                        7,960             11.896              94,689
Scudder Growth Subaccount                                                       5,824              8.272              48,180

                                                                                                            Contract Owners'
                                                                      Number of Units       Unit Value          Equity
                                                                      ---------------     --------------   -----------------
Scudder Variable Series II (continued):
Scudder High Yield Subaccount                                                   6,665             $8.857             $59,037
Scudder International Research Subaccount                                       1,829              7.918              14,484
Scudder Investment Grade Bond Subaccount                                        4,482             11.369              50,963
Scudder Money Market Subaccount                                                22,020             11.605             251,330
Scudder New Europe Subaccount                                                   2,391              6.576              15,722
Scudder Small Cap Growth Subaccount                                             6,740              9.082              61,213
Scudder Small Cap Value Subaccount                                              7,886             10.177              80,256
Scudder Strategic Income Subaccount                                             1,041             10.483              10,914
Scudder Technology Growth Subaccount                                           23,797              9.079             216,049
Scudder Total Return Subaccount                                                10,298             10.615             109,313
SVS Dreman Financial Services Subaccount                                        4,691             11.006              51,630
SVS Dreman High Return Equity Subaccount                                       23,548             11.865             279,395
SVS Dynamic Growth Subaccount                                                   2,256              8.718              19,666
SVS Focus Value + Growth Subaccount                                             2,736              9.839              26,920
SVS Focused Large Cap Growth Subaccount                                         4,046              9.367              37,898
SVS Growth and Income Subaccount                                               13,923              7.597             105,768
SVS Growth Opportunities Subaccount                                            15,117              6.219              94,013
SVS Index 500 Subaccount                                                       17,576              8.270             145,352
SVS Mid Cap Growth Subaccount                                                   4,649              8.748              40,665
SVS Strategic Equity Subaccount                                                 4,707              7.529              35,442
SVS Venture Value Subaccount                                                    9,293              9.412              87,458
                                                                                                                  ----------

        Total Scudder Destinations Contract Owners' Equity                                                        $2,902,459
                                                                                                                  ----------

SCUDDER PASSPORT CONTRACTS

Scudder Variable Series II:
Scudder Blue Chip Subaccount                                                    7,716              1.164               8,985
Scudder Contrarian Value Subaccount                                            12,953              1.806              23,399
Scudder Government Securities Subaccount                                        9,259              1.661              15,383
Scudder Growth Subaccount                                                      23,754              1.951              46,333
Scudder High Yield Subaccount                                                  21,690              1.740              37,740
Scudder International Research Subaccount                                      11,212              1.556              17,451
Scudder Investment Grade Bond Subaccount                                        4,061              1.293               5,249
Scudder Money Market Subaccount                                                 9,724              1.476              13,486
Scudder Small Cap Growth Subaccount                                             6,477              2.139              13,851
Scudder Small Cap Value Subaccount                                              7,547              1.291               9,742
Scudder Strategic Income Subaccount                                               533              1.095                 584
Scudder Total Return Subaccount                                                34,091              1.939              66,089
SVS Focus Value + Growth Subaccount                                             8,253              1.544              12,745
                                                                                                                    --------

        Total Scudder Passport Contract Owners' Equity                                                              $271,037
                                                                                                                    --------
ZURICH PREFERRED CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                    2             40.912                  75
Alger American MidCap Growth Subaccount                                             4             28.092                 103
Alger American Small Capitalization Subaccount                                      1             16.250                  15

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                      8              6.395                  53
American Century VP Value Subaccount                                               85              7.377*                625

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                     1              8.611                   5

                                                                                                           Contract Owners'
                                                                      Number of Units      Unit Value           Equity
                                                                      ---------------    ---------------  ------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                                 1          $  26.410            $     32

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                              24             23.778*                564
Fidelity VIP Growth Subaccount                                                     23             35.238*                825

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Contrafund Subaccount                                               4             20.447                  73
Fidelity VIP II Index 500 Subaccount                                                1            128.376                 120

Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                            7             22.258*                147
Janus Aspen Balanced Subaccount                                                    10             23.897                 245
Janus Aspen Growth Subaccount                                                       8             20.408                 155
Janus Aspen Worldwide Growth Subaccount                                            12             30.210                 363

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                              128             12.981*              1,664

Scudder Variable Series I:
Scudder Bond Subaccount                                                           121              7.039*                856
Scudder Capital Growth Subaccount                                                   1             18.260                  21
Scudder International Subaccount                                                   74              9.666*                715

Scudder Variable Series II:
Scudder Government Securities Subaccount                                          131              1.262                 166
Scudder Growth Subaccount                                                          15              2.296                  33
Scudder High Yield Subaccount                                                      53              0.923                  49
Scudder Investment Grade Bond Subaccount                                          265              1.188                 314
Scudder Money Market Subaccount                                                70,525              1.049*             74,061
Scudder Small Cap Growth Subaccount                                               107              1.512                 162
Scudder Technology Growth Subaccount                                               78              0.920                  71
Scudder Total Return Subaccount                                                    38              2.388                  92
                                                                                                                    --------

        Total Zurich Preferred Contract Owners' Equity                                                              $ 81,600
                                                                                                                    --------

ZURICH PREFERRED PLUS CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                    3             41.218*                126
Alger American MidCap Growth Subaccount                                            19             28.301*                531
Alger American Small Capitalization Subaccount                                      5             16.379*                 82

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                     29              6.389*                184
American Century VP Value Subaccount                                              151              7.356*              1,108

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                     0              8.347                   3

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                                 4             26.394*                103

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                              62             22.494*              1,400
Fidelity VIP Growth Subaccount                                                     38             33.231*              1,257

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Contrafund Subaccount                                               8             19.910*                155
Fidelity VIP II Index 500 Subaccount                                                3            128.025*                410

                                                                                                           Contract Owners'
                                                                      Number of Units     Unit Value            Equity
                                                                      ---------------   ----------------  -------------------
Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                            7           $21.740*           $      159
Janus Aspen Balanced Subaccount                                                    20            22.916*                  450
Janus Aspen Growth Subaccount                                                      12            19.713*                  231
Janus Aspen Worldwide Growth Subaccount                                            15            28.361*                  433

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                               70            13.071*                  914

Scudder Variable Series I:
Scudder Bond Subaccount                                                           204             7.099*                1,446
Scudder Capital Growth Subaccount                                                   0            18.414                     0
Scudder International Subaccount                                                  111             9.749*                1,078

Scudder Variable Series II:
Scudder Government Securities Subaccount                                          180             1.219*                  219
Scudder Growth Subaccount                                                           3             2.084                     6
Scudder High Yield Subaccount                                                     184             0.806*                  148
Scudder Investment Grade Bond Subaccount                                          128             1.137*                  146
Scudder Money Market Subaccount                                                 1,029             1.009*                1,039
Scudder Small Cap Growth Subaccount                                               182             1.268*                  230
Scudder Technology Growth Subaccount                                               63             0.926*                   58
Scudder Total Return Subaccount                                                    60             2.232*                  134
                                                                                                                   ----------

        Total Zurich Preferred Plus Contract Owners' Equity                                                        $   12,051
                                                                                                                   ----------

        Total KILICO Variable Annuity Separate Account                                                             $5,289,210
                                                                                                                   ==========

*       Average unit value

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the ''Company'') at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 22, 2002

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                                 December 31, December 31,
                                                                                     2001         2000
                                                                                 ------------ ------------
Assets
   Fixed maturity securities available for sale, at fair value (amortized cost:
     December 31, 2001, $3,057,139; December 31, 2000, $3,189,719).............. $ 3,094,560  $ 3,157,169
   Equity securities, at fair value (cost: December 31, 2001 and
     December 31, 2000, $65,473)................................................      67,731       63,879
   Short-term investments.......................................................     159,105       15,900
   Joint venture mortgage loans.................................................     104,303       67,473
   Third-party mortgage loans...................................................      63,897       63,476
   Other real estate-related investments........................................       8,240        9,468
   Policy loans.................................................................     239,787      256,226
   Other invested assets........................................................      20,799       21,792
                                                                                 -----------  -----------
       Total investments........................................................   3,758,422    3,655,383
   Cash.........................................................................      57,374       34,101
   Accrued investment income....................................................     140,762      134,585
   Reinsurance recoverable......................................................     240,536      310,183
   Deferred insurance acquisition costs.........................................     381,506      240,801
   Value of business acquired...................................................      75,806       95,621
   Goodwill.....................................................................     178,418      191,163
   Other intangible assets......................................................       6,261        4,531
   Deferred income taxes........................................................      95,688      120,781
   Federal income tax receivable................................................      13,866        8,803
   Receivable on sales of securities............................................       2,100        8,286
   Other assets and receivables.................................................      30,336       22,766
   Assets held in separate accounts.............................................  13,108,753   11,179,639
                                                                                 -----------  -----------
       Total assets............................................................. $18,089,828  $16,006,643
                                                                                 ===========  ===========
Liabilities
   Future policy benefits....................................................... $ 3,634,161  $ 3,588,140
   Other policyholder benefits and funds payable................................     436,449      399,585
   Other accounts payable and liabilities.......................................      92,472      109,152
   Liabilities related to separate accounts.....................................  13,108,753   11,179,639
                                                                                 -----------  -----------
       Total liabilities........................................................  17,271,835   15,276,516
                                                                                 -----------  -----------

Commitments and contingent liabilities

Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding 250,000
     shares.....................................................................       2,500        2,500
   Additional paid-in capital...................................................     804,347      804,347
   Accumulated other comprehensive income (loss)................................      16,551      (32,718)
   Retained deficit.............................................................      (5,405)     (44,002)
                                                                                 -----------  -----------
       Total stockholder's equity...............................................     817,993      730,127
                                                                                 -----------  -----------
       Total liabilities and stockholder's equity............................... $18,089,828  $16,006,643
                                                                                 ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                        Year Ended December 31,
                                                    ------------------------------
                                                      2001       2000       1999
                                                    ---------  ---------  --------
Revenue
   Net investment income........................... $ 269,419  $ 257,470  $264,640
   Realized investment gains (losses)..............    20,660     (8,277)   (9,549)
   Premium income..................................       486      8,394    21,990
   Separate account fees and charges...............    70,993     68,293    74,715
   Other income....................................    36,739     35,030    11,623
                                                    ---------  ---------  --------
       Total revenue...............................   398,297    360,910   363,419
                                                    ---------  ---------  --------
Benefits and Expenses
   Interest credited to policyholders..............   159,127    152,289   162,243
   Claims incurred and other policyholder benefits.    21,933     13,718    18,185
   Taxes, licenses and fees........................    10,714     17,861    30,234
   Commissions.....................................   179,585    114,162    67,555
   Operating expenses..............................    66,026     61,671    45,989
   Deferral of insurance acquisition costs.........  (166,202)  (104,608)  (69,814)
   Amortization of insurance acquisition costs.....    18,052     23,231     5,524
   Amortization of value of business acquired......    15,606     19,926    12,955
   Amortization of goodwill........................    12,744     12,744    12,744
   Amortization of other intangible assets.........       961        368        --
                                                    ---------  ---------  --------
       Total benefits and expenses.................   318,546    311,362   285,615
                                                    ---------  ---------  --------
   Income before income tax expense................    79,751     49,548    77,804
   Income tax expense..............................    28,154      1,247    32,864
                                                    ---------  ---------  --------
       Net income.................................. $  51,597  $  48,301  $ 44,940
                                                    =========  =========  ========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                (in thousands)

                                                                                  Year Ended December 31,
                                                                               -----------------------------
                                                                                 2001      2000      1999
                                                                               --------  --------  ---------
Net income.................................................................... $ 51,597  $ 48,301  $  44,940
                                                                               --------  --------  ---------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:....
   Unrealized holding gains (losses) on investments...........................   54,155    61,487   (180,267)
   Adjustment to value of business acquired...................................   (5,914)   (3,400)    12,811
   Adjustment to deferred insurance acquisition costs.........................   (1,050)     (230)     5,726
                                                                               --------  --------  ---------
       Total unrealized holding gains (losses) on investments arising
         during period........................................................   47,191    57,857   (161,730)
                                                                               --------  --------  ---------
Less reclassification adjustments for items included in net income:
   Adjustment for (gains) losses included in realized investment gains
     (losses).................................................................   (9,203)  (24,583)    16,651
   Adjustment for amortization of premium on fixed maturity securities
     included in net investment income........................................   (5,732)   (4,538)   (10,533)
   Adjustment for (gains) losses included in amortization of value of
     business acquired........................................................   (1,705)      214       (454)
   Adjustment for losses included in amortization of insurance acquisition
     costs....................................................................    6,395        13      1,892
                                                                               --------  --------  ---------
          Total reclassification adjustments for items included in net
            income............................................................  (10,245)  (28,894)     7,556
                                                                               --------  --------  ---------
Other comprehensive income (loss), before related income tax expense
  (benefit)...................................................................   57,436    86,751   (169,286)
Related income tax expense (benefit)..........................................    8,167    (1,350)   (15,492)
                                                                               --------  --------  ---------
          Other comprehensive income (loss), net of tax.......................   49,269    88,101   (153,794)
                                                                               --------  --------  ---------
          Comprehensive income (loss)......................................... $100,866  $136,402  $(108,854)
                                                                               ========  ========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                     2001      2000       1999
                                                                   --------  ---------  ---------
Capital stock, beginning and end of period........................ $  2,500  $   2,500  $   2,500
                                                                   --------  ---------  ---------
Additional paid-in capital, beginning and end of period...........  804,347    804,347    804,347
                                                                   --------  ---------  ---------
Accumulated other comprehensive income (loss), beginning of period  (32,718)  (120,819)    32,975
Other comprehensive income (loss), net of tax.....................   49,269     88,101   (153,794)
                                                                   --------  ---------  ---------
   End of period..................................................   16,551    (32,718)  (120,819)
                                                                   --------  ---------  ---------
Retained earnings (deficit), beginning of period..................  (44,002)   (56,023)    14,037
Net income........................................................   51,597     48,301     44,940
Dividends to parent...............................................  (13,000)   (36,280)  (115,000)
                                                                   --------  ---------  ---------
   End of period..................................................   (5,405)   (44,002)   (56,023)
                                                                   --------  ---------  ---------
       Total stockholder's equity................................. $817,993  $ 730,127  $ 630,005
                                                                   ========  =========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                              Year Ended December 31,
                                                                        -----------------------------------
                                                                           2001        2000        1999
                                                                        -----------  ---------  -----------
Cash flows from operating activities
   Net income.......................................................... $    51,597  $  48,301  $    44,940
   Reconciliation of net income to net cash from operating activities:
       Realized investment (gains) losses..............................     (20,660)     8,277        9,549
       Net change in trading account securities........................          --         --      (51,239)
       Interest credited and other charges.............................     169,084    142,344      158,557
       Deferred insurance acquisition costs, net.......................    (148,150)   (81,377)     (64,290)
       Amortization of value of business acquired......................      15,606     19,926       12,955
       Amortization of goodwill........................................      12,744     12,744       12,744
       Amortization of discount and premium on investments.............       5,731      4,538       11,157
       Amortization of other intangible assets.........................         961        368           --
       Deferred income taxes...........................................      16,927    (25,930)     (42,952)
       Net change in current federal income taxes......................      (5,063)   (18,593)     (10,594)
       Benefits and premium taxes due related to separate account
         business-owned life insurance.................................      (6,392)   (61,476)     149,477
       Other, net......................................................       5,120     42,377      (11,901)
                                                                        -----------  ---------  -----------
          Net cash flow from operating activities......................      97,505     91,499      218,403
                                                                        -----------  ---------  -----------
Cash flows from investing activities
   Cash from investments sold or matured:
       Fixed maturity securities held to maturity......................     281,664    170,465      335,735
       Fixed maturity securities sold prior to maturity................   1,331,168    589,933    1,269,290
       Equity securities...............................................          --      1,271       11,379
       Mortgage loans, policy loans and other invested assets..........      60,495     73,177       75,389
   Cost of investments purchased or loans originated:
       Fixed maturity securities.......................................  (1,481,699)  (569,652)  (1,455,496)
       Equity securities...............................................          --     (1,264)      (8,703)
       Mortgage loans, policy loans and other invested assets..........     (41,395)   (47,109)     (43,665)
       Investment in subsidiaries......................................      (2,690)    (4,899)          --
   Short-term investments, net.........................................    (143,205)    26,491       15,943
   Net change in receivable and payable for securities transactions....       6,186     (4,786)          --
   Net change in other assets..........................................       2,248     (5,141)      (2,725)
                                                                        -----------  ---------  -----------
          Net cash from investing activities...........................      12,772    228,486      197,147
                                                                        -----------  ---------  -----------
Cash flows from financing activities
   Policyholder account balances:
       Deposits........................................................     680,106    608,363      383,874
       Withdrawals.....................................................    (733,521)  (881,888)    (694,848)
   Dividends to parent.................................................     (13,000)   (36,280)    (115,000)
   Cash overdrafts.....................................................     (20,589)    11,906        8,953
                                                                        -----------  ---------  -----------
          Net cash from financing activities...........................     (87,004)  (297,899)    (417,021)
                                                                        -----------  ---------  -----------
          Net increase (decrease) in cash..............................      23,273     22,086       (1,471)
Cash, beginning of period..............................................      34,101     12,015       13,486
                                                                        -----------  ---------  -----------
Cash, end of period.................................................... $    57,374  $  34,101  $    12,015
                                                                        ===========  =========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) Summary of Significant Accounting Policies

  Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries (''the Company'') issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Kemper Life Insurance Company of New York ("ZKLICONY"), a newly formed, wholly-owned subsidiary, received its license from the state of New York early in 2001 and began writing business in May of 2001. The Company is a wholly-owned subsidiary of Kemper Corporation (''Kemper''), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding (''ZGH'' or ''Zurich''), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (''ZFS''), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2000 and 1999 consolidated financial statements in order for them to conform to the 2001 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2001, 2000 and 1999, have been prepared in conformity with accounting principles generally accepted in the United States of America.

  Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

  Goodwill and other intangibles

   The Company reviews goodwill and other intangibles (''intangible assets'') to determine if events or changes in circumstances may have affected the recoverability of the outstanding intangible assets as of each reporting period. In the event that the Company determines that the intangible assets are not recoverable, it would amortize such amounts as additional amortization expense in the accompanying financial statements. As of December 31, 2001, the Company believes that no such adjustment is necessary.

   During 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard 141 (''SFAS 141''), Business Combinations and Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets in July 2001. SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. SFAS 142 primarily addresses the accounting that must be applied to goodwill and other intangible assets subsequent to their acquisition. The Company intends to adopt SFAS 141 and SFAS 142 in the first quarter of 2002, however they are not expected to have a material impact on the Company's 2002 financial results.

   The difference between ZFS's cost of acquiring the Company and the net fair value of the assets and liabilities as of January 4, 1996 was recorded as goodwill. Goodwill is amortized on a straight-line basis over a

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES twenty-year period. Other intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, are being amortized on a straight-line basis over a ten-year period.

  Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2006 are as follows:

                                                      Projected
                                                      Accretion
                               Beginning                 Of     Ending
       Year Ended December 31,  Balance  Amortization Interest  Balance
       ----------------------- --------- ------------ --------- --------
       (in thousands)
            1999 (actual)..... $126,066    $(20,891)   $7,936   $113,111
            2000 (actual).....  113,111     (26,805)    6,879     93,185
            2001 (actual).....   93,185     (21,394)    5,788     77,579
            2002..............   77,579     (17,308)    4,548     64,819
            2003..............   64,819     (15,003)    3,812     53,628
            2004..............   53,628     (13,464)    3,142     43,306
            2005..............   43,306     (11,686)    2,527     34,147
            2006..............   34,147     (10,191)    1,971     25,927

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $1.8 million as of December 31, 2001 and increased the value of business acquired by $2.4 million and $6.0 million as of December 31, 2000 and 1999, respectively. Accumulated other comprehensive income decreased by approximately $1.2 million as of December 31, 2001 due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million and $3.9 million as of December 31, 2000 and 1999, respectively.

  Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

  Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

  Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

  Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

  .  the contract value (account value)
  . the greatest anniversary value before the exercise (annuitization) date, or . purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established for policies that have withdrawn a substantial portion of their contract values, exposing a proportionately large GRIB benefit in relation to the account value. These policies were deemed to have elected annuitization and a reserve has been established to cover the present value of future benefits. No additional liabilities for future policy benefits related to guaranteed living benefits have been established. Had such a benefit been established, total liabilities would have been increased by $7.8 million.

   Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 7.3 percent to 6.0 percent over 20 years.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2001 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

  Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securites deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefited.

  Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company uses interest rate swaps to hedge against interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2001, the Company paid $0.9 million as settlement for the difference between the fixed-rate and floating-rate interest.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2001, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $5.0 million. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

  Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

  Income tax

   The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $19.8 million, $43.9 million and $83.8 million directly to the United States Treasury Department during 2001, 2000 and 1999, respectively.

(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available for sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value and estimated unrealized gains and losses, were as follows:

                                                                            Estimated Unrealized
                                                       Carrying  Amortized  -------------------
                                                        Value      Cost       Gains     Losses
                                                      ---------- ----------  -------   --------
(in thousands)
December 31, 2001
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $   21,354 $   21,286 $   254    $   (186)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     13,488     13,292     196          --
   Debt securities issued by foreign governments.....      4,537      4,508      29          --
   Corporate securities..............................  1,945,006  1,926,160  45,602     (26,756)
   Mortgage and asset-backed securities..............  1,110,175  1,091,893  24,795      (6,513)
                                                      ---------- ----------  -------   --------
       Total fixed maturity securities............... $3,094,560 $3,057,139 $70,876    $(33,455)
                                                      ========== ==========  =======   ========

December 31, 2000
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $   11,822 $   11,777 $    69    $    (24)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     24,021     24,207      --        (186)
   Debt securities issued by foreign governments.....     21,812     21,893      90        (171)
   Corporate securities..............................  2,060,679  2,093,916  12,634     (45,871)
   Mortgage and asset-backed securities..............  1,038,835  1,037,926   7,495      (6,586)
                                                      ---------- ----------  -------   --------
       Total fixed maturity securities............... $3,157,169 $3,189,719 $20,288    $(52,838)
                                                      ========== ==========  =======   ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2001, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                                   Carrying  Amortized
                                                                                    Value      Cost
                                                                                  ---------- ----------
(in thousands)
One year or less................................................................. $   38,884 $   38,175
Over one year through five years.................................................    836,094    814,386
Over five years through ten years................................................    880,118    874,543
Over ten years...................................................................    229,289    238,142
Securities not due at a single maturity date, primarily mortgage and asset-backed securities(1)..................................................................  1,110,175  1,091,893
                                                                                  ---------- ----------
       Total fixed maturity securities........................................... $3,094,560 $3,057,139
                                                                                  ========== ==========

--------
(1) Weighted average maturity of 4.5 years.

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $1,331.2 million, $589.9 million and $1,269.3 million during 2001, 2000 and 1999, respectively. Gross gains of $32.9 million, $8.6 million and $7.9 million and gross losses, including write-downs of fixed maturity securities for other-than-temporary declines in value, of $28.6 million, $20.8 million and $17.7 million were realized on sales and maturities in 2001, 2000 and 1999, respectively. Pre-tax write-downs due to other-than-temporary declines in value amounted to $15.5 million, $11.4 million and $0.1 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   At December 31, 2001 the Company held a $92.5 million mortgage loan investment in Delta Wetlands which exceeded 10 percent of the Company's stockholder's equity at December 31, 2001. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2001.

   At December 31, 2001, securities carried at approximately $6.6 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. These impairment losses are included as part of the write-downs for other-than-temporary declines in value discussed above.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $176.4 million real estate portfolio at December 31, 2001 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2001 and 2000, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2001         2000
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 7.3        $ 62.6
        Impaired loans with reserves--gross...     11.3          23.7
                                                  -----        ------
               Total gross impaired loans.....     18.6          86.3
        Reserves related to impaired loans....     (2.7)        (18.5)
        Write-downs related to impaired loans.     (3.5)         (3.5)
                                                  -----        ------
               Net impaired loans.............    $12.4        $ 64.3
                                                  =====        ======

   The Company had an average balance of $65.3 million and $90.2 million in impaired loans for 2001 and 2000, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2001 and 2000, loans on nonaccrual status, before reserves and write-downs, amounted to $13.0 million and $86.3 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit.

    Taken together, these facts support, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which these loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The sources of net investment income were as follows:

                                                      2001     2000     1999
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $214,505 $223,964 $231,176
  Dividends on equity securities...................    4,598    4,573    4,618
  Income from short-term investments...............    2,332    3,433    3,568
  Income from mortgage loans.......................   30,771    6,091    6,296
  Income from policy loans.........................   19,394   20,088   20,131
  Income from other real estate-related investments       27       99      155
  Income from other loans and investments..........      646    2,455    2,033
                                                    -------- -------- --------
         Total investment income...................  272,273  260,703  267,977
  Investment expense...............................    2,854    3,233    3,337
                                                    -------- -------- --------
         Net investment income..................... $269,419 $257,470 $264,640
                                                    ======== ======== ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2001, 2000 and 1999, were as follows:

                                                              2001     2000     1999
                                                             ------- --------  -------
(in thousands)
Real estate-related......................................... $16,081 $  1,711  $ 4,201
Fixed maturity securities...................................   4,284  (12,185)  (9,755)
Trading account securities--gross gains.....................      --       --      491
Trading account securities--gross losses....................      --       --   (7,794)
Equity securities...........................................     262      245    1,039
Other.......................................................      33    1,952    2,269
                                                             ------- --------  -------
       Realized investment gains (losses) before income
         tax expense (benefit)..............................  20,660   (8,277)  (9,549)
Income tax expense (benefit)................................   7,231   (2,897)  (3,342)
                                                             ------- --------  -------
       Net realized investment gains (losses)............... $13,429 $ (5,380) $(6,207)
                                                             ======= ========  =======

   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                               December 31, December 31, December 31,
                                                                   2001         2000         1999
                                                               ------------ ------------ ------------
(in thousands)
Fixed maturity securities.....................................   $69,970      $89,421     $(182,456)
Equity and other securities...................................      (879)       1,187        (3,929)
Adjustment to deferred insurance acquisition costs............    (7,446)        (243)        3,834
Adjustment to value of business acquired......................    (4,209)      (3,614)       13,265
                                                                 -------      -------     ---------
   Unrealized gain (loss) before income tax expense (benefit).    57,436       86,751      (169,286)
Income tax expense (benefit)..................................     8,167       (1,350)      (15,492)
                                                                 -------      -------     ---------
       Net unrealized gain (loss) on investments..............   $49,269      $88,101     $(153,794)
                                                                 =======      =======     =========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) Unconsolidated Investees

   At December 31, 2001 and 2000 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

   As of December 31, 2001 and 2000, the Company's net equity investment in unconsolidated investees amounted to $0.9 million and $1.0 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $27 thousand, $99 thousand and $155 thousand in 2001, 2000 and 1999, respectively.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

   Approximately 22.0 percent of the investment-grade fixed maturity securities at December 31, 2001 were mortgage-backed securities, up from 18.9 percent at December 31, 2000. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 15.3 percent and 15.1 percent of the investment-grade fixed maturity securities at December 31, 2001 and 2000, respectively, consisted of corporate asset-backed securities. The majority of investments in asset-backed securities were backed by commercial mortgage-backed securities (36.5%), home equity loans (22.9%), collateralized loan and bond obligations (12.1%), manufactured housing loans (11.7%), and other commercial assets (5.5%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: California (52.9%), Washington (9.8%), Colorado (8.1%) and Illinois (6.7%). The property type distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: land (51.9%), hotels (32.4%) and office (7.8%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   At December 31, 2001 loans to a master limited partnership (the ''MLP'') between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $92.5 million, or 52.4 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2001. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and the general reserve allowance related to these loans was released. At December 31, 2001, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2001, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates (''Nesbitt''), a third-party real estate developer, have ownership interests constituted approximately $63.9 million, or
6.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 2001, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. In the fourth quarter of 2001, a valuation reserve of $600 thousand was recorded for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2001, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois. At December 31, 2001, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $7.4 million at December 31, 2001 and consisted of various unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, these real estate-related investments were placed on nonaccrual status. All zoned properties were sold by March of 2001. We are currently pursuing an out of court settlement against the city of Honolulu for the downzoning of certain unzoned properties. If a settlement is not reached, trial will begin this year. We are holding the unzoned properties for future zoning and sales. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, it is anticipated that it could be several additional years until the Company completely disposes of all investments in Hawaii. At December 31, 2001, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2001, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2001.

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2001, 2000 and 1999:

                                    2001     2000      1999
                                   ------- --------  --------
                 (in thousands)
                 Current.......... $11,228 $ 28,274  $ 75,816
                 Deferred.........  16,926  (27,027)  (42,952)
                                   ------- --------  --------
                        Total..... $28,154 $  1,247  $ 32,864
                                   ======= ========  ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 2001, 2000 and 1999:

                                                 2001     2000      1999
                                                -------  -------  --------
     (in thousands)
     Unrealized gains and losses on investments $12,246  $    --  $(21,477)
     Value of business acquired................  (1,473)  (1,265)    4,643
     Deferred insurance acquisition costs......  (2,606)     (85)    1,342
                                                -------  -------  --------
            Total.............................. $ 8,167  $(1,350) $(15,492)
                                                =======  =======  ========

   The actual income tax expense for 2001, 2000 and 1999 differed from the ''expected'' tax expense for those years as displayed below. ''Expected'' tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2001, 2000, and 1999 to income before income tax expense.

                                                         2001      2000     1999
                                                        -------  --------  -------
(in thousands)
Computed expected tax expense.......................... $27,913  $ 17,342  $27,232
Difference between ''expected'' and actual tax expense:
   State taxes.........................................  (2,302)      737    1,608
   Amortization of goodwill and other intangibles......   4,797     4,589    4,460
   Dividend received deduction.........................      --    (1,191)      --
   Foreign tax credit..................................     (15)     (214)    (306)
   Change in valuation allowance.......................      --   (15,201)      --
   Recapture of affiliated reinsurance.................      --    (4,599)      --
   Prior year tax settlements..........................  (2,577)       --       --
   Other, net..........................................     338      (216)    (130)
                                                        -------  --------  -------
       Total actual tax expense........................ $28,154  $  1,247  $32,864
                                                        =======  ========  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned ''Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                              December 31, December 31, December 31,
                                                                  2001         2000         1999
                                                              ------------ ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs (''DAC Tax'')........   $135,307     $131,591     $121,723
   Unrealized losses on investments..........................         --       12,045       43,758
   Life policy reserves......................................     90,870       67,260       43,931
   Unearned revenue..........................................     55,574       58,200       59,349
   Real estate-related.......................................         --        6,515        7,103
   Other investment-related..................................     12,646        5,330          928
   Other.....................................................      3,349        4,329        3,133
                                                                --------     --------     --------
       Total deferred federal tax assets.....................    297,746      285,270      279,925
   Valuation allowance.......................................         --      (12,045)     (58,959)
                                                                --------     --------     --------
       Total deferred federal tax assets after valuation
         allowance...........................................    297,746      273,225      220,966
                                                                --------     --------     --------
Deferred federal tax liabilities:
   Value of business acquired................................     24,608       33,467       55,884
   Deferred insurance acquisition costs......................    135,317       84,280       41,706
   Depreciation and amortization.............................     21,165       21,799       19,957
   Other investment-related..................................      7,239        7,973        7,670
   Unrealized gains on investments...........................     12,246           --           --
   Other.....................................................      1,483        4,925        2,247
                                                                --------     --------     --------
       Total deferred federal tax liabilities................    202,058      152,444      127,464
                                                                --------     --------     --------
Net deferred federal tax assets..............................   $ 95,688     $120,781     $ 93,502
                                                                ========     ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract (''BOLI''). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service (''IRS''). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(7) Related-Party Transactions

   The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2001 and 2000, joint venture mortgage loans totaled $104.3 million and $67.5 million, respectively, and during 2001, 2000 and 1999, the Company earned interest income on these joint venture loans of $25.4 million, $0.8 million and $0.6 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), will permit FKLA to indirectly fund certain of its employee benefit obligations.

   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2001, 2000 and 1999 amounted to $27.4 million, $23.3 million and $18.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.5 million, $0.6 million and $1.0 million in 2001, 2000 and 1999, respectively, related to the management of the Company's real estate portfolio.

   The Company also has allocated expenses related to investment management services provided by Zurich Scudder Investments, Inc. (''ZSI''), (formerly Scudder Kemper Investments, Inc.), an affiliated company. The Company paid to ZSI investment management fees of $1.7 million, $1.6 million and $1.8 million during 2001, 2000 and 1999, respectively. On December 4, 2001, Deutsche Bank and ZFS announced that they had signed a definitive agreement under which Deutsche Bank will acquire 100 percent of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

   FKLA has a formal management and services agreement with Fidelity Life Association, A Mutual Legal Reserve Company ("FLA"), which charges FLA based upon certain predetermined charges and factors. The Company shares directors, management, operations and employees with FLA. FLA is a mutual company, owned by its policyholders, and is not a member of the Zurich Holding Company System.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively ''PMG''). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Kemper Life Insurance Company of New York (''ZKLICONY''). ZKLICONY received its insurance license from the state of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds to various Farmers insurance companies, all of which are affiliated companies.

   The Company held a $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2001.

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned ''Summary of Significant Accounting Policies--Derivative instruments'' above.)

(8) Reinsurance

   As of December 31, 2001 and 2000, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $230.1 million and $262.1 million, respectively.

   The Company cedes 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.1 million and $2.0 million as of December 31, 2001 and 2000, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company is party to a funds withheld reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch (''ZICBB''). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets.

   Effective December 31, 2001, the Company entered into a quota share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts (''GICs''). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2001      2000      1999
                                         --------  --------  --------
         Face amount in force........... $ 85,564  $ 85,358  $ 82,021
                                         ========  ========  ========
         Net amount at risk ceded....... $(76,283) $(78,169) $(75,979)
                                         ========  ========  ========
         Cost of insurance charges ceded $  168.1  $  173.8  $  166.4
                                         ========  ========  ========
         Funds withheld account......... $  236.1  $  228.8  $  263.4
                                         ========  ========  ========

   The Company's FWA supports reserve credits on reinsurance ceded on the BOLI product. In 1998, to properly match revenue and expenses, the Company placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as ''trading'' under Statement of Financial Accounting

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Standards No. 115 (''SFAS 115'') at December 31, 1998 and through November 30, 1999. SFAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. The Company recorded realized capital losses of $7.3 million related to the changes in fair value of this portfolio during 1999.

   Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as ''trading''. As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

(9) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.3 million at both December 31, 2001 and 2000.

   The discount rate used in determining the allocated postretirement benefit obligation was 7.0 percent and 7.5 percent for 2001 and 2000, respectively. The assumed health care trend rate used was based on projected experience for 2001,
7.5 percent for 2002, gradually declining to 6.4 percent by the year 2006 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2001 and 2000 by $142 thousand and $78 thousand, respectively.

(10) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a ''potentially responsible party'' under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2001, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, ZSI.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $2.8 million and $18.6 million in 2001 and 2000, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2001 and 2000.

   Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                                          December 31, 2001     December 31, 2000
                                                        --------------------- ---------------------
                                                         Carrying              Carrying
                                                          Value    Fair Value   Value    Fair Value
                                                        ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities........................... $3,094,560 $3,094,560 $3,157,169 $3,157,169
   Cash and short-term investments.....................    216,479    216,479     50,001     50,001
   Mortgage loans and other real estate-related assets.    176,440    176,440    140,417    140,417
   Policy loans........................................    239,787    239,787    256,226    256,226
   Equity securities...................................     67,731     67,731     63,879     63,879
   Other invested assets...............................     20,799     20,799     21,792     20,109
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life reserves..  3,376,604  3,324,417  3,273,573  3,206,501
   Funds withheld account..............................    236,134    236,134    228,822    228,822

(13) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. In 2002, the Company cannot pay dividends. The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2001      2000     1999
                                         --------  -------- --------
           (in thousands)
           Net income (loss)............ $(71,854) $ 19,975 $ 59,116
                                         ========  ======== ========
           Statutory capital and surplus $332,598  $397,423 $394,966
                                         ========  ======== ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles (''Codification'') guidance. The NAIC Accounting Practices and Procedures Manual - version effective January 1, 2001 - is the National Association of Insurance Commissioners' primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The Illinois Insurance Department adopted the Codification guidance, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by the Codification.

(14) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                 Quarter Ended
                                             ----------------------------------------------------
                                             March 31 June 30   September 30 December 31   Year
                                             -------- --------  ------------ ----------- --------
(in thousands)
2001 Operating Summary
   Revenue.................................. $91,072  $ 98,360    $85,013     $123,852   $398,297
                                             =======  ========    =======     ========   ========
   Net operating income (loss), excluding
     realized gains......................... $ 8,183  $ (1,364)   $(6,443)    $ 37,792   $ 38,168
   Net realized investment gains............   1,375     5,257      1,206        5,591     13,429
                                             -------  --------    -------     --------   --------
       Net income (loss).................... $ 9,558  $  3,893    $(5,237)    $ 43,383   $ 51,597
                                             =======  ========    =======     ========   ========
2000 Operating Summary
   Revenue.................................. $87,648  $103,446    $94,249     $ 75,567   $360,910
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $12,031  $  9,953    $ 8,710     $ 22,987   $ 53,681
   Net realized investment gains (losses)...  (1,378)     (105)       948       (4,845)    (5,380)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,653  $  9,848    $ 9,658     $ 18,142   $ 48,301
                                             =======  ========    =======     ========   ========
1999 Operating Summary
   Revenue.................................. $95,646  $ 86,164    $78,301     $103,308   $363,419
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $11,222  $ 14,385    $11,568     $ 13,972   $ 51,147
   Net realized investment gains (losses)...    (627)   (1,286)    (5,098)         804     (6,207)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,595  $ 13,099    $ 6,470     $ 14,776   $ 44,940
                                             =======  ========    =======     ========   ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15) Operating Segments and Related Information

   The Company, FKLA, Zurich Life Insurance Company of America, (''ZLICA''), and FLA, operate under the trade name Zurich Life ("ZL"), formerly known as Zurich Kemper Life. For purposes of this operating segment disclosure, ZL will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

   ZL is segregated by Strategic Business Unit (''SBU''). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of ZL, because it is at the SBU level that ZL can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of ZL's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States of America.

   ZL is segregated into the Life Brokerage, Financial Institutions (''Financial''), Retirement Solutions Group (''RSG'') and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

   Each SBU's revenue is derived from geographically dispersed areas as ZL is licensed in the District of Columbia and all states. During 2001, 2000 and 1999, ZL did not derive net revenue from one customer that exceeded 10 percent of the total revenue of ZL.

   The principal products and markets of ZL's SBUs are as follows:

   Life Brokerage: The Life Brokerage SBU develops low cost term, universal life insurance and variable universal life, as well as fixed annuities, to market through independent agencies and national marketing organizations.

   Financial: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and business-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners.

   RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

   Direct: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Summarized financial information for ZL's SBU's is as follows:

As of and for the period ending December 31, 2001:

                                                                    Income Statement
                                             --------------------------------------------------------------
                                                Life
                                              Brokerage    Financial      RSG        Direct       Total
                                              ----------  -----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income...................  $  100,201   $   226,974  $   96,113  $      129  $   423,417
   Realized investment gains...............       6,393        15,148       5,878           8       27,427
   Premium income..........................      84,993         3,090          38      20,166      108,287
   Fees and other income...................      69,794        42,854      62,826      40,200      215,674
                                              ----------  -----------  ----------  ----------  -----------
       Total revenue.......................     261,381       288,066     164,855      60,503      774,805
                                              ==========  ===========  ==========  ==========  ===========
Benefits and Expenses
   Policyholder benefits...................     121,224       166,390      60,636       7,082      355,332
   Intangible asset amortization...........      44,924        11,668      18,547          --       75,139
   Net deferral of insurance acquisition
     costs.................................     (37,375)     (130,547)    (17,098)    (36,213)    (221,233)
   Commissions and taxes, licenses and
     fees..................................        (787)      145,935      48,251       3,979      197,378
   Operating expenses......................      56,900        34,940      29,594      83,048      204,482
                                              ----------  -----------  ----------  ----------  -----------
       Total benefits and expenses.........     184,886       228,386     139,930      57,896      611,098
                                              ----------  -----------  ----------  ----------  -----------
Income before income tax expense............     76,495        59,680      24,925       2,607      163,707
Income tax expense..........................     26,468        20,355      10,145         496       57,464
                                              ----------  -----------  ----------  ----------  -----------
       Net income..........................  $   50,027   $    39,325  $   14,780  $    2,111  $   106,243
                                              ==========  ===========  ==========  ==========  ===========
Balance Sheet
   Future policy benefits..................  $1,916,097   $ 2,887,014  $1,468,261  $  135,034  $ 6,406,406
                                              ==========  ===========  ==========  ==========  ===========
   Liabilities related to separate
     accounts..............................  $   25,549   $10,955,660  $2,127,544  $       --  $13,108,753
                                              ==========  ===========  ==========  ==========  ===========

                                                                                               Liabilities
                                                                                     Future    Related to
                                                                       Net Income    Policy     Separate
                                                            Revenue      (Loss)     Benefits    Accounts
                                                          -----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $   774,805  $  106,243  $6,406,406  $13,108,753
                                                          -----------  ----------  ----------  -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................        277,589      46,645   2,397,798           --
   Revenue, net income and selected liabilities of
     ZLICA............................................         57,752      17,492     374,447           --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................         41,167      (9,491)         --           --
                                                          -----------  ----------  ----------  -----------
       Totals per the Company's consolidated
         financial statements.....................        $   398,297  $   51,597  $3,634,161  $13,108,753
                                                          ===========  ==========  ==========  ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

As of and for the period ending December 31, 2000:

                                                                    Income Statement
                                              ------------------------------------------------------------
                                                 Life
                                               Brokerage  Financial      RSG        Direct       Total
                                              ----------  ----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income....................  $  124,518  $  198,322  $   93,299  $    2,458  $   418,597
   Realized investment losses...............      (4,480)     (4,130)     (3,356)        (88)     (12,054)
   Premium income...........................      96,744         464          --      12,946      110,154
   Fees and other income....................      61,976      38,869      60,210      43,916      204,971
                                              ----------  ----------  ----------  ----------  -----------
       Total revenue........................     278,758     233,525     150,153      59,232      721,668
                                              ----------  ----------  ----------  ----------  -----------
Benefits and Expenses
   Policyholder benefits....................     118,556     131,552      63,318       1,650      315,076
   Intangible asset amortization............      55,186      12,782      20,860          --       88,828
   Net deferral of insurance acquisition
     costs..................................     (35,392)    (67,048)    (11,416)    (43,259)    (157,115)
   Commissions and taxes, licenses and
     fees...................................       8,260      84,232      44,431      11,264      148,187
   Operating expenses.......................      48,166      32,182      29,463      94,635      204,446
                                              ----------  ----------  ----------  ----------  -----------
       Total benefits and expenses..........     194,776     193,700     146,656      64,290      599,422
                                              ----------  ----------  ----------  ----------  -----------
Income (loss) before income tax expense
  (benefit)..................................     83,982      39,825       3,497      (5,058)     122,246
Income tax expense (benefit).................     32,873       7,982      (3,914)     (1,762)      35,179
                                              ----------  ----------  ----------  ----------  -----------
       Net income (loss)....................  $   51,109  $   31,843  $    7,411  $   (3,296) $    87,067
                                              ==========  ==========  ==========  ==========  ===========
Balance Sheet
   Future policy benefits...................  $1,954,307  $2,956,326  $1,365,963  $   75,065  $ 6,351,661
                                              ==========  ==========  ==========  ==========  ===========
   Liabilities related to separate accounts.  $   23,410  $8,646,454  $2,509,775  $       --  $11,179,639
                                              ==========  ==========  ==========  ==========  ===========

                                                                                              Liabilities
                                                                                    Future    Related to
                                                                      Net Income    Policy     Separate
                                                           Revenue      (Loss)     Benefits    Accounts
                                                          ----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  721,668  $   87,067  $6,351,661  $11,179,639
                                                          ----------  ----------  ----------  -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................       268,198      43,922   2,427,185           --
   Revenue, net income and selected liabilities of
     ZLICA............................................        48,650       7,212     336,336           --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................        43,910     (12,368)         --           --
                                                          ----------  ----------  ----------  -----------
       Totals per the Company's consolidated
         financial statements.....................        $  360,910  $   48,301  $3,588,140  $11,179,639
                                                          ==========  ==========  ==========  ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

As of and for the period ending December 31, 1999:

                                                                    Income Statement
                                              -----------------------------------------------------------
                                                 Life
                                               Brokerage  Financial      RSG        Direct       Total
                                              ----------  ----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income....................  $  137,106  $  175,590  $  101,202  $    1,297  $  415,195
   Realized investment gains (losses).......         976      (6,980)        (98)         --      (6,102)
   Premium income...........................     145,533         410          --       8,038     153,981
   Fees and other income....................      70,477      48,873      35,742      44,528     199,620
                                              ----------  ----------  ----------  ----------  ----------
       Total revenue........................     354,092     217,893     136,846      53,863     762,694
                                              ==========  ==========  ==========  ==========  ==========
Benefits and Expenses
   Policyholder benefits....................     200,161     112,869      68,801       3,529     385,360
   Intangible asset amortization............      54,957      12,053      13,989          --      80,999
   Net deferral of insurance acquisition
     costs..................................     (37,433)    (43,664)    (20,624)    (41,412)   (143,133)
   Commissions and taxes, licenses and
     fees...................................      21,881      66,702      26,700      17,411     132,694
   Operating expenses.......................      56,179      25,101      23,611      71,194     176,085
                                              ----------  ----------  ----------  ----------  ----------
       Total benefits and expenses..........     295,745     173,061     112,477      50,722     632,005
                                              ----------  ----------  ----------  ----------  ----------
Income before income tax expense.............     58,347      44,832      24,369       3,141     130,689
Income tax expense...........................     25,707      19,235      10,966       1,114      57,022
                                              ----------  ----------  ----------  ----------  ----------
       Net income...........................  $   32,640  $   25,597  $   13,403  $    2,027  $   73,667
                                              ==========  ==========  ==========  ==========  ==========
Balance Sheet
   Future policy benefits...................  $2,099,940  $2,620,132  $1,577,944  $   34,957  $6,332,973
                                              ==========  ==========  ==========  ==========  ==========
   Liabilities related to separate accounts.  $   20,552  $6,916,807  $2,840,709  $       --  $9,778,068
                                              ==========  ==========  ==========  ==========  ==========

                                                                                              Liabilities
                                                                                    Future    Related to
                                                                      Net Income    Policy     Separate
                                                           Revenue      (Loss)     Benefits    Accounts
                                                          ----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  762,694  $   73,667  $6,332,973  $9,778,068
                                                          ----------  ----------  ----------  ----------
Less:
   Revenue, net income and selected liabilities of FKLA      305,334      24,801   2,299,783          --
   Revenue, net income and selected liabilities of
     ZLICA............................................        49,460       8,528     314,357          --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................        44,481      (4,602)         --          --
                                                          ----------  ----------  ----------  ----------
       Totals per the Company's consolidated financial
         statements...............................        $  363,419  $   44,940  $3,718,833  $9,778,068
                                                          ==========  ==========  ==========  ==========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) Subsequent Event

   In the first quarter of 2002, the Company amended its BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA will be transferred to a trust account which will act as security for the reinsurance agreement.

(17) Effects of New Accounting Pronouncements

   In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard 141 ("SFAS 141"), Business Combinations. SFAS 141 supercedes Accounting Principles Board Opinion No. 16 ("APB 16"). SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. It also requires that unrecognized negative goodwill must be written off immediately as an extraordinary gain and provides more specific guidance on how to determine the accounting acquirer, recognizing intangible assets apart from goodwill, as well as additional financial statement disclosures. The Company intends to adopt SFAS 141 in the first quarter of 2002. However, the implementation of SFAS 141 is not expected to have a material impact on the Company's 2002 financial results.

   Also in July 2001, the FASB issued Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets will no longer be amortized, but will be tested for impairment at the reporting unit level. Goodwill and indefinite-lived intangible assets will be tested for impairment at least annually and the amortization period for finite-lived intangible assets will no longer be limited to forty years. SFAS 142 also requires additional financial statement disclosure about goodwill and intangible assets. The Company intends to adopt SFAS 142 in the first quarter of 2002. The Company is currently evaluating the impact of implementing SFAS 142, however it is not expected to have a material impact on the Company's 2002 financial results.

   In June 2001, the FASB issued Statement of Financial Accounting Standard 143 ("SFAS 143"), Accounting for Asset Retirement Obligations. SFAS 143 amends FASB Statement of Financial Accounting Standard 19 and is effective for financial statements issued for fiscal years beginning after June 15, 2002, although earlier application is encouraged. SFAS 143 clarifies and revises existing guidance on financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. The Company intends to adopt SFAS 143 in 2002. The Company is currently evaluating the impact of implementing SFAS 143, however, it is not expected to have a material impact on the Company's 2002 financial results.

   In October 2001, the FASB issued Statement of Financial Accounting Standard 144 ("SFAS 144"), Accounting for Impairment or Disposal of Long-lived Assets. This Standard will generally be effective on a prospective basis, beginning January 1, 2002. SFAS 144 clarifies and revises existing guidance on accounting for impairment of plant, property, and equipment, amortized intangibles, and other long-lived assets not specifically addressed in other accounting literature. Significant changes include (1) establishing criteria beyond those previously specified in existing literature for determining when a long-lived is held for sale, and (2) requiring that the depreciable life of a long-lived asset to be abandoned is revised. These provisions could be expected to have the general effect of reducing or delaying recognition of future impairment losses on assets to be disposed, offset by higher depreciation during the remaining holding period. However, the Company does not expect the adoption of this Standard to have a significant impact on the Company's 2002 financial results. SFAS 144 also broadens the presentation of discontinued operations to include a component of an entity (rather than only a segment of a business).

APPENDIX A

STATE PREMIUM TAX CHART


                                                   Rate of Tax
                                          ------------------------------
                                          Qualified        Non-Qualified
  State                                     Plans              Plans
                                          ---------        -------------
California ............................... 0.50%*              2.35%*
Maine .................................... 2.00%               2.00%
Nevada ................................... 3.50%               3.50%
South Dakota .............................   --                1.25%
West Virginia ............................ 1.00%               1.00%
Wyoming ..................................   --                1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

     The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. The following chart shows which combination of benefits each table represents. Information for the least and most expensive currently offered combinations are shown in the Prospectus under the heading "Condensed Financial Information".

     In each table, Condensed Financial Information is not shown for certain Subaccounts available under the Contract because those Subaccounts did not have investments under Contracts reflecting that possible combination of benefits and separate account charges indicated in that table as of the dates covered by that table.

  Table       Total Optional      Guaranteed Minimum     Earnings Based    Ten-Year Guaranteed     Seven-Year Guaranteed
              Benefit Charge     Death Benefit Charge    Death Benefit      Retirement Income    Retirement Income Benefit
                                                             Charge           Benefit Charge               Charge
B-1                    0.15%              Y                    N                    N                        N
B-2                    0.35%              Y                    Y                    N                        N
B-3                    0.45%              Y                    N                    Y                        N
B-4                    0.55%              Y                    N                    N                        Y



Table B-1                                                                           Year End December 31, 2001
                                                                           Beginning of Year*           End of Year
Subaccount                                                                  Unit Value              Number of Unit Value
                                                                                                    Units (000s)

Alger American Growth, Nonqualified                                           45.573                  0          51.663
Alger American Small Capitalization, Nonqualified                             26.645                  0          31.252
American Century VP Value,  Qualified                                          6.716                  1           7.659
Fidelity VIP Equity Income,  Qualified                                        27.940                  0          30.612
Fidelity VIP Growth,  Qualified                                               42.977                  0          50.202
Fidelity VIP II Asset Manager,  Qualified                                     20.697                  0          22.348
Fidelity VIP II Index 500,  Nonqualified                                     122.593                  0         135.465
J.P. Morgan Small Company,  Qualified                                         11.138                  0          13.472
Janus Aspen Balanced,  Qualified                                              26.040                  0          27.220
Janus Aspen Worldwide Growth,  Qualified and Nonqualified                     27.370                  0          30.937
Scudder Bond,  Qualified                                                       7.386                  0           7.328
Scudder Contrarian Value,  Qualified and Nonqualified                          1.666                  2           1.801
Scudder International,  Qualified                                             10.567                  0          10.635
Scudder Money Market,  Qualified                                               2.629                  1           2.632
Scudder Small Cap Growth,  Qualified                                           1.684                  0           2.130
Scudder Small Cap Value,  Qualified and Nonqualified                           1.093                  2           1.287


Table B-2                                                                           Year End December 31, 2001
                                                                           Beginning of Year*           End of Year
Subaccount                                                                  Unit Value              Number of Unit Value
                                                                                                    Units (000s)
Alger American Growth,  Qualified                                             45.573                  0          51.636
Fidelity VIP II Index 500,  Qualified                                        122.591                  0         135.396
Janus Aspen Aggressive Growth,  Qualified                                     21.043                  1          24.042
Janus Aspen Balanced,  Qualified                                              26.039                  1          27.206
Janus Aspen Growth,  Qualified                                                20.098                  0          23.048
Janus Aspen Worldwide Growth,  Qualified                                      27.370                  1          30.922
Scudder Total Return,  Qualified                                               6.256                  4           7.116

Table B-3

Subaccount

Alger American Growth,  Qualified                                             45.572                  0          51.624
Alger American MidCap Growth,  Qualified                                      23.808                  0          28.227
Alger American Small Capitalization, Qualified                                26.645                  1          31.228
American Century VP Income and Growth,  Qualified                              5.752                  2           6.324
American Century VP Value,  Qualified                                          6.716                  0           7.654
Dreyfus Socially Responsible Growth, Qualified                                24.518                  0          26.875
Fidelity VIP Equity Income,  Qualified                                        27.939                  1          30.588
Fidelity VIP Growth,  Qualified                                               42.976                  0          50.164
Fidelity VIP II Asset Manager,  Qualified                                     20.697                  0          22.331
Fidelity VIP II Contrafund,  Qualified                                        23.589                  1          25.257
Fidelity VIP II Index 500,  Qualified and Nonqualified                       122.590                  0         135.362
J.P. Morgan Small Company,  Qualified                                         11.137                  0          13.462
Janus Aspen Aggressive Growth,  Qualified                                     21.043                  0          24.036
Janus Aspen Balanced,  Qualified                                              26.039                  0          27.199
Janus Aspen Growth,  Qualified                                                20.098                  1          23.042
Janus Aspen Worldwide Growth,  Qualified                                      27.370                  0          30.914
Pilgrim Natural Resources Trust, Qualified                                    10.894                  0          12.958
Scudder Bond, Qualified                                                        7.386                  0           7.322
Scudder Contrarian Value,  Qualified and Nonqualified                          1.666                  2           1.799
Scudder Government Securities,  Qualified                                      2.065                  3           2.052
Scudder High Yield, Qualified                                                  5.297                  0           5.576
Scudder International,  Qualified                                             10.566                  0          10.626
Scudder International Research,  Qualified                                     1.423                  4           1.547
Scudder Investment Grade Bond,  Qualified                                      1.299                 10           1.288
Scudder Money Market, Qualified                                                2.629                  1           2.630
Scudder Small Cap Growth, Qualified                                            1.684                  0           2.128
Scudder Small Cap Value,  Qualified and Nonqualified                           1.093                  1           1.286
Scudder Total Return,  Qualified                                               6.714                  0           7.114
SVS Focus Value + Growth, Qualified                                            1.367                 21           1.538


Table B-4                                                                           Year End December 31, 2001
                                                                           Beginning of Year*           End of Year
Subaccount                                                                  Unit Value              Number of Unit Value
                                                                                                    Units (000s)
Alger American Growth, Qualified                                              45.572                  0          51.610
Alger American MidCap Growth, Qualified                                       23.808                  0          28.219
American Century VP Income & Growth, Qualified                                 5.752                  3           6.323
American Century VP Value, Qualified                                           6.715                  1           7.652
Fidelity VIP Equity Income,  Qualified                                        27.939                  1          30.581
Fidelity VIP Growth,  Qualified                                               42.976                  0          50.151
Fidelity VIP II Asset Manager, Qualified                                      20.697                  0          22.326
Fidelity VIP II Contrafund, Qualified                                         23.589                  0          25.250
Fidelity VIP II Index 500,  Qualified                                        122.589                  0         135.328
Janus Aspen Balanced,  Qualified                                              26.039                  0          27.192
Janus Aspen Growth,  Qualified                                                20.098                  0          23.036
Janus Aspen Worldwide Growth, Qualified                                       27.370                  0          30.906
J.P. Morgan Small Company, Qualified                                          11.137                  0          13.459
Scudder Capital Growth, Qualified                                             17.768                  2          20.420
Scudder International, Qualified                                              10.566                  0          10.624
Scudder Contrarian Value, Qualified                                            1.666                  9           1.799
Scudder Government Securities,  Qualified                                      2.065                 13           2.052
Scudder High Yield, Qualified                                                  5.297                  0           5.574
Scudder International Research, Qualified                                      1.423                  1           1.547
Scudder Small Cap Value, Qualified                                             1.093                  5           1.285
Scudder Technology Growth, Qualified                                           0.713                  0           0.925
Scudder Total Return,  Qualified                                               6.714                  0           7.112

* Commencement of operations October 1, 2001

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements to be included in Part B:

          Condensed Financial Information

          KILICO Variable Annuity Separate Account

               Report of Independent Accountants

               Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2001

               Statement of Operations for the Year Ended December 31, 2001

               Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2001 and 2000

               Notes to Financial Statements

          Kemper Investors Life Insurance Company

               Report of Independent Accountants

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2001 and 2000

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2001, 2000 and 1999

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 2001, 2000 and 1999

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2001, 2000 and 1999

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2001, 2000 and 1999

               Notes to Consolidated Financial Statements

(b) Exhibits:

/5/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

/5/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

   2.       Not Applicable.

/3/3.1 Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

 /1/3.2     Addendum to Selling Group Agreement of Kemper Financial Services,
            Inc.

 /6/3.3     Selling Group Agreement of Investors Brokerage Services, Inc.

 /6/3.4     General Agent Agreement.

 /7/4.      Form of Variable Annuity Contract.

/19/4.1     Form of Guaranteed Minimum Death Benefit Rider.

/19/4.2     Form of Earnings Based Death Benefit Rider.

/19/4.3     Form of Guaranteed Retirement Income Benefit Rider.

 /7/5.      Form of Application.

 /3/6.1     Kemper Investors Life Insurance Company Articles of Incorporation.

 /6/6.2     Kemper Investors Life Insurance Company Bylaws.

    7.      Not Applicable.

 /2/8.1 Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation.

 /2/8.2 Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation.

 /2/8.3 Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Corporation.

 /7/8.3(a)  Service Agreement between KILICO and Janus Capital Corporation.

 /4/8.4(a)  Fund Participation Agreement among KILICO, Fidelity Variable
            Insurance Products Fund and Fidelity Distributors Corporation.

/13/8.4(b)  Third Amendment to Fund Participation  Agreement among KILICO,
            Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

 /4/8.5(a)  Fund Participation Agreement among KILICO, Fidelity Variable
            Insurance Products Fund II and Fidelity Distributors Corporation.

/20/8.5(b)  Second Amendment to Fund Participation Agreement among KILICO,
            Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

/10/8.6(a)  Participation Agreement between KILICO and Scudder Variable Life
            Investment Fund (now known as Scudder Variable Series I).

/10/8.6(b)  Participating Contract and Policy Agreement between KILICO and
            Scudder Kemper Investments, Inc.

/10/8.6(c)  Indemnification Agreement between KILICO and Scudder Kemper
            Investments, Inc.

/15/8.7(a)  Fund Participation Agreement between KILICO and The Dreyfus Socially
            Responsible Growth Fund, Inc.

/16/8.7(b)  Administrative Services Agreement by and between The Dreyfus
            Corporation and KILICO (redacted).

/16/8.7(c)    November 1, 1999 Amendment to Fund Participation Agreement between
              KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

/16/8.7(d)    November 1, 1999 Amendment to Administrative Services Agreement by
              and between The Dreyfus Corporation and KILICO (redacted).

/18/8.8 Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

/16/8.9(a)    Fund Participation Agreement by and among The Alger American Fund,
              KILICO and Fred Alger & Company, Incorporated.

/16/8.9(b)    Service Agreement between Fred Alger Management, Inc. and KILICO
              (redacted).

/14/8.10 Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

/17/8.11 Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

/8/9.         Opinion and Consent of Counsel.

10.           Consent of PricewaterhouseCoopers LLP, Independent Accountants.

11.           Not Applicable.

12.           Not Applicable.

/21/13.       Schedules for Computation of Performance Information.

/9/17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2001 and 2000).

/9/17.2       Schedule IV: Reinsurance (year ended December 31, 2001).

/11/17.3      Schedule IV: Reinsurance (year ended December 31, 2000).

/12/17.4      Schedule IV: Reinsurance (year ended December 31, 1999).

/9/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001).

/11/17.6 Schedule V: Valuation and qualifying accounts (year ended December 31, 2000).

/12/17.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 1999).

--------------

/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.

/5/ Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

/6/ Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

/7/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/8/ Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

/9/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

/10/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

/11/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance
     Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

/12/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance
     Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

/13/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

/14/ Incorporated by reference to the Registration Statement on Form S-1 (File
     No. 333-32840) filed on or about March 20, 2000.

/15/ Incorporated by reference to Post-Effective Amendment No. 28 to the
     Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/16/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/17/ Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/18/ Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

/19/ Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

/20/ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

/21/ Incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.


Item 25.  Directors and Officers of Kemper Investors Life Insurance Company

         The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

      Name                                 Office with KILICO
      ----                                 ------------------

Gale K. Caruso .........President, Chief Executive Officer and Director
Frederick L. Blackmon...Executive Vice President, Chief Financial Officer
                        and Director
Russell M. Bostick......Executive Vice President and Chief Information Officer
James C. Harkensee......Executive Vice President
Edward K. Loughridge....Executive Vice President and Corporate Development
                        Officer
Debra P. Rezabek........Executive Vice President, General Counsel,
                        Corporate Secretary and Director
Edward L. Robbins.......Executive Vice President and Chief Actuary
George Vlaisavljevich ..Executive Vice President and Director
Martin D. Feinstein ....Chairman of the Board


Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

     Incorporated herein by reference to Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

Item 27.  Number of Contract Owners

     As of March 31, 2002, the Registrant had approximately 128,005 qualified and non-qualified Advantage III Contract Owners.

Item 28. Indemnification

     To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

     Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

     The address of each officer is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

                                    Position and Offices
         Name                        with Underwriter
         ----                     --------------------
     Gale K. Caruso ..........Chairman and Director
     Michael E. Scherrman.....President and Director
     David S. Jorgensen.......Vice President and Treasurer
     Thomas K. Walsh..........Asst. Vice President and Chief Compliance Officer
     Debra P. Rezabek.........Secretary
     Frank J. Julian..........Assistant Secretary
     Allen R. Reed............Assistant Secretary
     George Vlaisavljevich....Director

Item 29.(c)

                 Not applicable.


Item 30. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and at Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

Item 31. Management Services

             Not applicable

Item 32. Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

     Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Counsel of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemption imposed by IRC Section 403(b)(11) in any sales literature used in con-nection with the offer of annuity contracts to 403(b) participants;

     3. Instruct salespeople who solicit participants to purchase annuity con-tracts specifically to bring the restrictions on redemption imposed by IRC Section 403(b)11 to the attention of potential participants; and

     4. Obtain from each participant who purchases an IRC Section 403(b)annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

     3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

     4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 29th day of April, 2002.

               KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
               (Registrant)
               By: Kemper Investors Life Insurance Company


               BY: /s/ GALE K. CARUSO
               -----------------------------------------------------------------
               Gale K. Caruso, President and Chief Executive Officer

               KEMPER INVESTORS LIFE INSURANCE COMPANY
               (Depositor)


               BY: /s/ GALE K. CARUSO
               -----------------------------------------------------------------
               Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 29th day of April, 2002.

        Signature                                               Title

/s/ GALE K. CARUSO                                 President, Chief Executive
---------------------------------------------------Officer and Director
Gale K.Caruso                                      (Principal Executive Officer)


/s/ MARTIN D. FEINSTEIN                            Chairman of the Board
---------------------------------------------------
Martin D. Feinstein

/s/ FREDERICK L. BLACKMON                          Executive Vice President,
---------------------------------------------------Chief Financial Officer and
Frederick L. Blackmon                              Director (Principal Financial
                                                   Officer and Principal
                                                   Accounting Officer)


/s/ DEBRA P. REZABEK                               Director
---------------------------------------------------
Debra P. Rezabek

/s/ GEORGE VLAISAVLJEVICH                          Director
--------------------------------------------------
George Vlaisavljevich

                                  EXHIBIT LIST

                                                             Sequentially
Exhibit                                                      Numbered
Number                      Description                      Pages
------                      -----------                      -----


10.          Consent of PricewaterhouseCoopers LLP,
             Independent Accountants.